As filed with the Securities and Exchange Commission on December 31, 2003

                                                     1933 Act File No. 333-28697
                                                     1940 Act File No.  811-8243


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ X ]
         Pre-Effective Amendment No.                                       [   ]
                                        ---
         Post-Effective Amendment No.    20                                [ X ]
                                        ---
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]
                  Amendment No.          21
                                        ---

                        (Check appropriate box or boxes.)

                                  POTOMAC FUNDS
               (Exact name of Registrant as Specified in Charter)

                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 997-5198

                                Daniel D. O'Neill
                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)
         [   ]  immediately upon filing pursuant to paragraph (b)
         [ X ]  on January 2, 2004 pursuant to paragraph (b)
         [   ]  60 days after filing pursuant to paragraph (a)(1)
         [   ]  on (date) pursuant to paragraph (a)(1)
         [   ]  75 days after filing pursuant to paragraph (a)(2)
         [   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [   ]  This post-effective  amendment  designates a  new effective date for a previously filed post- effective amendment.


                                  POTOMAC FUNDS


                       CONTENTS OF REGISTRATION STATEMENT

     This registration document is comprised of the following:

     Cover Sheet

     Contents of Registration Statement:

     Prospectus for the Investor Class of Potomac OTC Plus Fund, Potomac Dow 30SM Plus Fund, Potomac Small Cap Plus Fund, Potomac U.S. Plus Fund, Potomac OTC/Short Fund, Potomac Dow 30SM/Short Fund, Potomac Small Cap/Short Fund, Potomac U.S./Short Fund and Potomac U.S. Government Money Market Fund.

     Statement of Additional Information for the Investor Class of Potomac OTC Plus Fund, Potomac Dow 30SM Plus Fund, Potomac Small Cap Plus Fund, Potomac U.S. Plus Fund, Potomac OTC/Short Fund, Potomac Dow 30SM/Short Fund, Potomac Small Cap/Short Fund, Potomac U.S./Short Fund and Potomac U.S. Government Money Market Fund.

     Prospectus for the Investor Class of Potomac Warwick Fund and Potomac Cardinal Fund.

     Statement of Additional Information for the Investor Class of Potomac Warwick Fund and Potomac Cardinal Fund.

     Prospectus for the Investor Class of Potomac Japan Plus Fund, Potomac MidCap Plus Fund, Potomac Total Market Plus Fund, Potomac Japan/Short Fund, Potomac MidCap/Short Fund, and Potomac Total Market/Short Fund.

     Statement of Additional Information for the Investor Class of Potomac Japan Plus Fund, Potomac MidCap Plus Fund, Potomac Total Market Plus Fund, Potomac Japan/Short Fund, Potomac MidCap/Short Fund, and Potomac Total Market/Short Fund.

     Prospectus for the Investor Class of Potomac Portfolio Strategies Fund.

     Statement of Additional Information for the Investor Class of Potomac Portfolio Strategies Fund.

     Part C of Form N-1A

     Signature Page

     Exhibits



                                   PROSPECTUS


                            [THE POTOMAC FUNDS LOGO]


                                 INVESTOR CLASS
                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511


                 PLUS FUNDS                               SHORT FUNDS
            Potomac OTC Plus Fund                    Potomac OTC/Short Fund
       Potomac Dow 30(SM) Plus Fund               Potomac Dow 30(SM)/Short Fund
         Potomac Small Cap Plus Fund              Potomac Small Cap/Short Fund
         Potomac U.S. Plus Fund                      Potomac U.S./Short Fund

                                MONEY MARKET FUND
                             Potomac U.S. Government
                                Money Market Fund

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                                 January 2, 2004




                                TABLE OF CONTENTS


Potomac Funds Prospectus


OVERVIEW OF THE POTOMAC FUNDS..................................................1
         Potomac Funds Objectives..............................................1
         Investment Techniques And Policies....................................2
         Principal Risk Factors................................................2


THE POTOMAC FUNDS..............................................................5
         Potomac OTC Funds.....................................................5
         Potomac Dow 30(SM) Funds..............................................8
         Potomac Small Cap Funds..............................................11
         POTOMAC U.S. FUNDS...................................................17
         POTOMAC U.S. GOVERNMENT MONEY MARKET FUND............................20

ABOUT YOUR INVESTMENT.........................................................22
         SHARE PRICES OF THE POTOMAC FUNDS....................................22
         RULE 12b-1 FEES......................................................23
         HOW TO INVEST IN SHARES OF THE FUNDS.................................23
         HOW TO EXCHANGE SHARES OF THE FUNDS..................................25
         HOW TO SELL SHARES OF THE FUNDS......................................26
         ACCOUNT AND TRANSACTION POLICIES.....................................27

ADDITIONAL INFORMATION........................................................28
         MANAGEMENT OF THE POTOMAC FUNDS......................................28
         DISTRIBUTIONS AND TAXES..............................................28
         MASTER/FEEDER STRUCTURE OPTION.......................................29

FINANCIAL HIGHLIGHTS..........................................................30

MORE INFORMATION ON THE POTOMAC FUNDS.................................Back Cover



No person has been authorized to give any information or to make any representation not contained in this Prospectus, or in the SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Potomac Funds or their distributor. This Prospectus does not constitute an offering by the Funds in any jurisdiction in which such an offering may not lawfully be made.







--------------------------------------------------------------------------------

                          OVERVIEW OF THE POTOMAC FUNDS

--------------------------------------------------------------------------------
POTOMAC FUNDS OBJECTIVES
--------------------------------------------------------------------------------


This prospectus relates only to the Investor Class shares of the funds noted below (the "Funds", or the "Potomac Funds"). The Potomac Funds offer pairs of funds that consist of one "plus" fund and one "short" fund. Each "plus" fund is designed to provide a return that is greater than the return provided by its target index when the value of the target index rises. Unlike traditional index funds, each "plus" fund (except for the Potomac U.S. Plus Fund) seeks to provide a daily return that is equal to 125% of the daily return of its target index. The Potomac U.S. Plus Fund seeks to provide a daily return that is equal to 150% of the daily return of its target index. Each "short" fund is designed to provide daily investment results that are opposite of the daily return of its target index.


Fund                            Investment Target
----                            -----------------

Potomac OTC Plus Fund           125% of the performance of the Nasdaq 100
                                Stock Index(TM)(Nasdaq 100 Index)

Potomac OTC/Short Fund          Inverse (opposite) of the Nasdaq 100 Index(TM)

Potomac Dow 30(SM) Plus Fund    125% of the performance of the Dow Jones
                                Industrial Average(SM)

Potomac Dow 30(SM)/Short Fund   Inverse (opposite) of the Dow Jones Industrial
                                Average(SM)

Potomac Small Cap Plus Fund     125% of the performance of the Russell
                                2000(R)Index

Potomac Small Cap/Short Fund    Inverse (opposite) of the Russell 2000(R) Index

Potomac U.S. Plus Fund          150% of the performance of the Standard & Poor's
                                500 Composite Stock Price Index(TM) (S&P 500
                                Index)

Potomac U.S./Short Fund         Inverse (opposite) of the S&P 500 Index

As an example, the Potomac OTC Plus Fund and the Potomac OTC/Short Fund are targeted to the Nasdaq 100 Index. If, on a given day, the Nasdaq 100 Index gains 2%, the OTC Plus Fund is designed to gain approximately 2.5% (which is equal to 125% of 2%), while the OTC/Short Fund is designed to lose 2%. Conversely, if the Nasdaq 100 Index loses 1% on a given day, the OTC/Short Fund is designed to gain 1%, while the OTC Plus Fund is designed to lose 1.25%.


To achieve these results, the Potomac Funds listed above use aggressive investment techniques such as engaging in futures, swaps and options transactions. As a result, these Potomac Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. These Funds are suitable for purchase by active investors and frequently are used by investors who engage in market timing activities. There is no assurance that the Potomac Funds will achieve their objectives.


The Potomac Funds also offer the Potomac U.S. Government Money Market Fund, which seeks security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities.

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INVESTMENT TECHNIQUES AND POLICIES
--------------------------------------------------------------------------------

Rafferty Asset Management, LLC (Rafferty), the investment advisor to each Potomac Fund, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. For the Potomac Plus Funds, Rafferty attempts to magnify the daily returns of each Plus Fund's target index while the Short Funds are managed to provide returns inverse (opposite) to the daily return of each Short Fund's target index. Rafferty generally does not use fundamental securities analysis to accomplish such correlation. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and techniques it employs. As a consequence, if a Fund is performing as designed, the return of the target index will dictate the return for that Fund.


Each Plus Fund invests significantly in futures contracts on stock indexes, swap agreements, options on futures contracts and financial instruments such as options on securities and stock indexes options. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Plus Fund.


Each Potomac Fund (other than the U.S. Government Money Market Fund) is designed to provide daily investment returns that are a multiple of the returns of its target index. While Rafferty attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of a Fund and the performance of its target index), certain factors will tend to cause a Fund's investment results to vary from the stated objective. During periods of market volatility, a Fund may have difficulty in achieving its targeted return on a daily basis due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Fund. A Fund that meets its daily targets over a period of time will not necessarily produce the returns that might be expected in light of the returns of its target index for that period. The difference results from the compounding effect of fluctuations in the market, the use of leverage for the Plus Funds, and the inverse correlation for the Short Funds to achieve a Fund's investment objective.

It is the policy of each Potomac Fund to pursue its investment objective regardless of market conditions and not to take defensive positions. A Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its target index. However, because it may be difficult for a Fund to achieve its stated investment objective any time its assets fall below $2 million, Rafferty may invest the assets of any such Fund in short-term U.S. Government securities until the level of net assets is sufficient to permit investment in the desired investments. As a result, such Fund may not achieve its investment objective during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call (888) 976-8662.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------

An investment in any of the Potomac Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve its objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.


Market Timing Activity and High Portfolio Turnover

Rafferty expects a significant portion of the Potomac Funds' assets to come from professional money managers and investors who use the Funds as part of "asset allocation" and "market timing" investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds' portfolio turnover, which involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds' performance. In addition, large movements of assets into and out of the Funds may negatively impact their abilities to achieve their investment objectives or their desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer term investments.


Risk of Poor Tracking

Several factors may affect a Fund's ability to achieve its targeted return on a daily basis. During periods of market volatility, a Fund may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by a Fund. A failure to achieve its targeted return on a daily basis may cause a Fund to provide returns over a longer period that are worse than expected.

Risks of Aggressive Investment Techniques

The Funds use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, swap agreements, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, a Fund's short-term performance will reflect such deviation from its target index.

Leverage Risk

Each Potomac Plus Fund employs leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of these Plus Funds and makes them more volatile. The leveraged investment techniques that these Funds employ should cause investors in these Funds to lose more money in adverse environments.

Inverse Correlation Risk

Each Potomac Short Fund is negatively correlated to its target index and should lose money when its target index rises -- a result that is the opposite from traditional equity mutual funds. Because each Potomac Short Fund seeks daily returns inverse to its target index, the difference between a Potomac Short Fund's daily return and the return of its target index may be negatively compounded during periods in which the markets decline.

Risks of Investing in Equity Securities and Derivatives

The Funds may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Funds invest will cause the net asset value of the Funds to fluctuate.

Swap Agreement Risks

Each Fund may enter into swap agreements. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Risk of Trading Halts

In certain circumstances, an exchange may halt trading in securities held by a Fund. If such trading halts are instituted at the close of a trading day, a Fund will not be able to execute purchase or sales transactions in the specific options or futures contracts affected. In such an event, a Fund also may be unable to accurately price its outstanding contracts. If a Fund is affected by such a halt, it may reject investors' orders for purchases or exchanges received earlier during the business day.

Risk of Early Closing

The normal close of trading of securities listed on the Nasdaq Stock Market and the New York Stock Exchange (NYSE) is 4:00 p.m. Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in the trading day, a Fund might incur substantial trading losses.

Risk of Non-Diversification

The Funds (except the U.S. Government Money Market Fund) are non-diversified, which means that they may invest a high percentage of their assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.


                                THE POTOMAC FUNDS

--------------------------------------------------------------------------------
POTOMAC OTC FUNDS
--------------------------------------------------------------------------------

Objectives

The Potomac OTC Plus Fund seeks to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 Index(TM) (Nasdaq 100 Index). If it is successful in meeting its objective, the net asset value of OTC Plus Fund shares should increase approximately one and a quarter as much as the Nasdaq 100 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the OTC Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Nasdaq 100 Index decline on a given day.

The Potomac OTC/Short Fund seeks to provide investment returns that inversely correspond (opposite) to the performance of the Nasdaq 100 Index. If it is successful in meeting its objective, the net asset value of OTC/Short Fund shares should increase in direct proportion to any decrease in the level of the Nasdaq 100 Index on a given day. Conversely, the net asset value of shares in the OTC/Short Fund should decrease in direct proportion to any increase in the level of the Nasdaq 100 Index on a given day.

The Potomac OTC Funds' investment objectives are fundamental policies and can only be changed with shareholder approval.

Core Investments

In attempting to achieve their objectives, the Potomac OTC Funds primarily invest directly in the securities of the companies that comprise the Nasdaq 100 Index. In addition, the Potomac OTC Plus Fund enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. The Potomac OTC/Short Fund also enters into short positions in the securities of the companies that comprise the Nasdaq 100 Index, stock index futures contracts, swap agreements, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Each Potomac OTC Fund, under normal circumstances, invests at least 80% of its net assets in a manner designed to provide investment returns that for the OTC Plus Fund correspond to 125% of the performance of the Nasdaq 100 Index and for the OTC/Short Fund inversely correspond to the performance of the Nasdaq, which includes investments in over-the-counter securities, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.

Target Index


The Nasdaq 100 Index(TM) is a capitalization-weighted index composed of 100 of the largest non-financial domestic companies listed on the National Market tier of The Nasdaq Stock Market. All companies listed on the index have an average daily trading volume of at least 200,000 shares. The Nasdaq 100 Index was created in 1985. The Nasdaq Stock Market is not a sponsor of, or in any way affiliated with, the Potomac Funds.


Principal Risks

In addition to the principal risks discussed in the "Overview" section, the OTC Funds also are subject to the risks of investing in Internet companies. The OTC Funds may invest a substantial portion of their assets in Internet companies listed on the Nasdaq 100 Index. The market prices of Internet-related stocks tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Internet stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect Internet companies. Those Internet companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies' market prices. Further, those Internet companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the Nasdaq 100 Index.

Performance


The bar chart and performance table below provide some indication of the risks of investing in each OTC Fund by showing how the performance of each Fund has varied from year to year and by comparing each Fund's average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in each OTC Fund by showing its highest and lowest quarterly returns. The Funds' past performance (before and after taxes) is not necessarily an indication of how they will perform in the future.


[BAR CHART]

             Total Return for the Calendar Years Ended December 31*

OTC PLUS FUND           OTC/Short Fund
-------------           --------------
1998:  104.22%          1998:  -52.99%
1999:  129.22%          1999:  -56.81%
2000:  -47.80%          2000:   19.28%
2001:  -42.86%          2001:    6.77%
2002:  -46.94%          2002:   32.56%


* Year-to-date total returns as of September 30, 2003 for the OTC Plus Fund and the OTC/Short Fund were 38.03% and --30.28%, respectively.


 Fund                     Highest Quarterly Return    Lowest Quarterly Return
 ----                     ------------------------    -----------------------
 OTC Plus Fund......... 68.51% (4th quarter 1999)    --43.98% (3rd quarter 2001)
 OTC/Short Fund........ 47.25% (3rd quarter 2001)    --35.73% (4th quarter 1999)


Average Annual Total Returns as of December 31, 2002

                                                                 Since   Inception
                                               1 Year  5 Years Inception   Date
                                               ------  ------- ---------   ----
Potomac OTC Plus Fund
    Return Before Taxes..................... --46.94%  --5.82%  --7.65%  10/20/97
    Return After Taxes on Distributions(1).. --46.94%  --5.84%  --7.67%
    Return After Taxes on Distributions
       and Sale of Fund Shares(1)(2)........ --28.82%  --4.52%  --5.88%
Nasdaq 100 Index(3)......................... --37.58%  --0.13%  --1.68%  10/20/97

Potomac OTC/Short Fund......................
    Return Before Taxes.....................   32.56% --19.28% --17.50%  10/16/97
    Return After Taxes on Distributions(1)..   32.56% --19.52% --17.73%
    Return After Taxes on Distributions
       and Sale of Fund Shares(1)(2)........   19.99% --13.97% --12.78%
Nasdaq 100 Index(3)......................... --37.58%  --0.13%  --2.10%  10/16/97

--------------------------------------------------------------------------------
(1)  After-tax  returns are calculated using the historical  highest  individual federal  marginal  income tax rates and do not  reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore,  the after-tax returns shown are
     not  relevant  to  those  who  hold  their  shares   through   tax-deferred
     arrangements  such  as  401(k)  plans  or  individual  retirement  accounts
     ("IRAs").


(2) The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.


(3) The Nasdaq 100 Index is a market capitalization-weighted index that includes 100 of the largest non-financial companies, domestic and foreign with a minimum market capitalization of $500 million and an average daily trading volume of at least 100,000 shares. The performance of the index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses


These tables describe the fees and expenses that you may pay if you buy and hold shares of the OTC Funds. The expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2003.

Shareholder Fees* (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases (as a % of offering price)....... None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less).................................... None

Annual Operating Expenses** (expenses that are deducted from Fund assets):


                                               OTC Plus Fund   OTC/Short Fund
                                               -------------   --------------
Management Fees................................     0.75%            0.90%
Distribution (12b-1) Fees+.....................     0.26%            0.00%
Other Expenses.................................     0.74%            1.17%
                                                    ----             ----
Total Annual Operating Expenses................     1.75%            2.07%++,+++
                                                    ====             ====
--------------------------------------------------------------------------------
* Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

** Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse each Fund's Other Expenses through August 31, 2004 to the extent that the Fund's Total Annual Operating Expenses exceed 1.75% for the OTC Plus Fund and 1.95% for the OTC/Short Fund. Rafferty may choose to terminate this waiver or revise the limits on Total Annual Operating Expenses at any time. If overall expenses fall below these percentage limitations, then such Fund may reimburse Rafferty for such waivers and reimbursements within the following three fiscal years.

+ The Board of Trustees has authorized payment by each Fund of Rule 12b-1 fees in an amount equal to the difference between a Fund's Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses of 1.75% for the OTC Plus Fund and 1.95% for the OTC/Short Fund.

++ Total Annual Operating Expenses do not include dividends on short positions taken by the Fund. If these expenses were included in the calculation, the OTC/Short Fund's Total Annual Operating Expenses would be 2.27%.

+++  For the  fiscal  year ended  August 31,  2003,  Rafferty  reimbursed  Other
     Expenses for the OTC/Short Fund in the amount of 0.12%. If these reimbursements were included in the calculation above, the OTC/Short Fund's Other Expenses and Total Annual Operating Expenses would be 1.05% and 1.95%, respectively. In addition, the Total Annual Operating Expenses after these reimbursements do not include dividends on short positions taken by the Fund. If these expenses were included in the calculation, the OTC/Short Fund's Total Annual Operating Expenses would be 2.15%.


Expense Example

The Example below is intended to help you compare the cost of investing in the OTC Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the periods shown and then redeem all of your shares at the end of the periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year    3 Years    5 Years     10 Years
                                       ------    -------    -------     --------

OTC Plus Fund.......................    $178       $551      $949        $2,062
OTC/Short Fund*.....................    $210       $649     $1,114       $2,400

* Including dividends on short positions, your actual cost of investment in the OTC/Short Fund would be $230, $709, $1,215, and $2,605 for 1 Year, 3 Years, 5 Years and 10 Years, respectively.


--------------------------------------------------------------------------------
POTOMAC DOW 30(SM) FUNDS
--------------------------------------------------------------------------------

Objective

The Potomac Dow 30(SM) Plus Fund seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial Average(SM) (Dow). If it is successful in meeting its objective, the net asset value of Dow 30(SM) Plus Fund shares should increase approximately one and a quarter as much as the Dow when the aggregate prices of the securities that comprise the Dow rise on a given day. Conversely, the net asset value of shares of the Dow 30(SM) Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Dow decline on a given day.

The Potomac Dow 30(SM)/Short Fund seeks to provide investment returns that inversely correspond (opposite) to the performance of the Dow. If it is successful in meeting its objective, the net asset value of Dow 30SM/Short Fund shares should increase in direct proportion to any decrease in the level of the Dow on a given day. Conversely, the net asset value of shares in the Dow 30SM/Short Fund should decrease in direct proportion to any increase in the level of the Dow on a given day.

The Potomac Dow 30(SM) Funds' investment objectives are not fundamental policies and may be changed by the Potomac Funds' Board of Trustees without shareholder approval.

Core Investments

In attempting to achieve their objectives, the Potomac Dow 30(SM) Funds primarily invest directly in the securities of the companies that comprise the Dow. The Funds also may invest in DIAMONDS, which are publicly-traded index securities based on the Dow. This allows the Fund to invest in a portfolio of securities consisting of all of the component common stocks of the Dow. In addition, the Potomac Dow 30(SM) Plus Fund enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. The Potomac Dow 30(SM)/Short Fund also enters into short positions in the securities of the companies that comprise the Dow, DIAMONDS, stock index futures contracts, swap agreements, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Each Potomac Dow 30(SM) Fund, under normal circumstances, invests at least 80% of its net assets in a manner designed to provide investment returns that for the Dow 30(SM) Plus Fund correspond to 125% of the performance of the Dow and for the Dow 30(SM)/Short Fund inversely correspond to the performance of the Dow, which includes investments in securities of companies that comprise the Dow, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, DIAMONDS, U.S. Government securities and repurchase agreements.

Target Index

The Dow Jones Industrial Average(SM) consists of 30 of the most widely held and actively traded stocks listed on the U.S. stock markets. The stocks in the Dow represent companies that typically are dominant firms in their respective industries. Dow Jones, Dow Jones Industrial Average(SM), DJIA(SM), and Dow
30)(SM) are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Potomac Funds, other than the licensing of those service marks for use in connection with the Funds' materials. Dow Jones does not sponsor, endorse, sell or promote any of the Potomac Funds.

Principal Risks

The principal risks associated with investing the Dow 30(SM) Funds are discussed in the "Overview" section above under the heading titled "Principal Risk Factors."

Performance


The bar chart and performance table below provide some indication of the risks of investing in the Dow 30(SM) Plus Fund by showing how the performance of the Fund has varied from year to year and by comparing the Fund's average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in the Dow 30(SM) Plus Fund by showing its highest and lowest quarterly returns. No performance information is presented for the Dow 30(SM)/Short Fund because it does not have annual returns for at least one calendar year prior to the date of this Prospectus. The Dow 30(SM) Plus Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

             Total Return for the Calendar Years Ended December 31*

[BAR CHART]

Dow 30(SM)
Plus Fund
---------
2000:  -16.48%
2001:  -11.02%
2002:  -21.96%

* Year-to-date total return as of September 30, 2003 was 13.54% for the Dow 30(SM) Plus Fund.

Fund                       Highest Quarterly Return   Lowest Quarterly Return
----                       ------------------------   -----------------------
Dow 30(SM) Plus Fund....   16.33% (4th quarter 2001)  -22.41% (3rd quarter 2002)

Average Annual Total Returns as of December 31, 2002

                                                             Since     Inception
                                                  1 Year   Inception     date
                                                  ------   ---------     ----
Potomac Dow 30(SM) Plus Fund
    Return Before Taxes........................  --21.96%   --15.02%   12/02/99
    Return After Taxes on Distributions(1).....  --21.96%   --15.05%
    Return After Taxes on Distributions and
       Sale of Fund Shares(1)(2)...............  --13.49%   --11.59%
Dow Jones Industrial Average(3)................  --15.01%   --7.10%    12/02/99
--------------------------------------------------------------------------------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2) The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

(3) The Dow Jones Industrial Average is a price-weighted average based on the price movement of 30 blue chip stocks (the average is computed by adding the prices of the 30 stocks and dividing by a denominator that has been adjusted over the years of stock splits, stock dividends, and substitution of stock). The performance of the index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Dow 30(SM) Funds. The expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2003.

Shareholder Fees* (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases (as a % of offering price)....... None
Maximum Deferred Sales Charge (as a % of original purchase
     price or sales proceeds, whichever is less)........................... None


Annual Operating Expenses** (expenses that are deducted from Fund assets):

                                                 Dow 30(SM)           Dow 30SM/
                                                 Plus Fund           Short Fund
                                                 ---------           ----------
Management Fees.............................      0.75%              0.90%
Distribution (12b-1) Fees+..................      0.21%              0.00%
Other Expenses..............................      0.79%              1.88%
                                                  ----               ----
Total Annual Operating Expenses.............      1.75%              2.78%++,+++
                                                  ====               ====
--------------------------------------------------------------------------------

* Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

** Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse each Fund's Other Expenses through August 31, 2004 to the extent that the Fund's Total Annual Operating Expenses exceed 1.75% for the Dow 30(SM) Plus Fund and 1.95% for the Dow 30(SM)/Short Fund. Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. If overall expenses fall below this percentage limitation, then such Fund may reimburse Rafferty for such waivers and reimbursements within the following three fiscal years.

+ The Board of Trustees has authorized payment by each Fund of Rule 12b-1 fees in an amount equal to the difference between a Fund's Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses of 1.75% for the Dow 30(SM) Plus Fund and 1.95% for the Dow 30SM/Short Fund.

++ Total Annual Operating Expenses do not include dividends on short positions taken by the Fund. If these expenses were included in the calculation, the Dow 30(SM)/Short Fund's Total Annual Operating Expenses would be 4.83%.

+++ For the fiscal year ended August 31, 2003, Rafferty reimbursed Other Expenses for the Dow 30(SM)/Short Fund in the amount of 0.91%. If these reimbursements were included in the calculation above, the Dow 30(SM)/Short Fund's Other Expenses and Total Annual Operating Expenses would be 0.97% and 1.87%, respectively. In addition, the Total Annual Operating Expenses after these reimbursements do not include dividends on short positions taken by the Fund. If these expenses were also included in the calculation, the Dow 30(SM)/Short Fund's Total Annual Operating Expenses would be 3.92%.


Expense Example

The Example below is intended to help you compare the cost of investing in the Dow 30(SM) Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the periods shown and then redeem all of your shares at the end of the periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year      3 Years      5 Years     10 Years
                                   ------      -------      -------     --------
Dow 30(SM) Plus Fund............... $178        $551          $949       $2,062
Dow 30(SM)/Short Fund*............. $281        $862         $1,469      $3,109

* Including dividends on short positions, your actual cost of investment in the Dow 30(SM)/Short Fund would be $483, $1,453, $2,425, and $4,871 for 1
     Year, 3 Years, 5 Years and 10 Years, respectively.


--------------------------------------------------------------------------------
POTOMAC SMALL CAP FUNDS
--------------------------------------------------------------------------------

Objectives

The Potomac Small Cap Plus Fund seeks to provide investment returns that correspond to 125% of the performance of the Russell 2000(R) Index (Russell 2000 Index). If it is successful in meeting its objective, the net asset value of Small Cap Plus Fund shares should increase approximately one and a quarter as much as the Russell 2000 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Small Cap Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Russell 2000 Index decline on a given day.

The Potomac Small Cap/Short Fund seeks to provide investment returns that inversely correspond (opposite) to the performance of the Russell 2000 Index. If it is successful in meeting its objective, the net asset value of Small Cap/Short Fund shares should increase in direct proportion to any decrease in the level of the Russell 2000 Index on a given day. Conversely, the net asset value of shares in the Small Cap/Short Fund should decrease in direct proportion to any increase in the level of the Russell 2000 Index on a given day.

The Potomac Small Cap Funds' investment objectives are not fundamental policies and may be changed by the Potomac Funds' Board of Trustees without shareholder approval.

Core Investments


In attempting to achieve their objectives, the Potomac Small Cap Funds may invest directly in the securities of the companies that comprise the Russell 2000 Index. In addition, the Potomac Small Cap Plus Fund enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. The Potomac Small Cap/ Short Fund also enters into short positions in securities of companies that comprise the Russell 2000 Index, stock index futures contracts, swap agreements, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.


Each Potomac Small Cap Fund, under normal circumstances, seeks to achieve its investment objective by investing at least 80% of its net assets in a manner designed to provide investment returns that for the Small Cap Plus Fund correspond to 125% of the performance of an index that tracks the stocks of small capitalization companies and for the Small Cap/ Short Fund inversely correspond to the performance of such index, which includes investments in securities of companies that comprise such index, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.

Target Index


The Russell 2000(R) Index is comprised of the smallest 2000 companies in the Russell 3000 Index. As of June 30, 2003, the average market capitalization of the companies included in the Russell 2000 was approximately $443.5 million. That compares to an average market capitalization of $3.7 billion for the Russell 3000. The smallest 2000 companies represent approximately 8% of the total market capitalization of the Russell 3000. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Potomac Funds.


Principal Risks

In addition to the principal  risks  discussed in the  "Overview"  section,  the
Small Cap Funds also are subject to the risks of investing in small capitalization companies. Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more established companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Any of these factors may negatively impact the performance of the Russell 2000 Index.

Performance


The bar chart and performance table below provide some indication of the risks of investing in each Small Cap Fund by showing how the performance of each Fund has varied from year to year and by comparing each Fund's average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in each Small Cap Fund by showing its highest and lowest quarterly returns. The Funds' past performance (before and after taxes) is not necessarily an indication of how they will perform in the future.

             Total Return for the Calendar Years Ended December 31*

[BAR CHART]
Small Cap                           Small Cap/
Plus Fund                           Short Fund
---------                           ----------
2000: -14.42%                       2000:  -1.52%
2001:  -4.19%                       2001:  -0.60%
2002: -28.24%                       2002:  13.61%

* Year-to-date total returns as of September 30, 2003 for the Small Cap Plus Fund and the Small Cap/Short Fund were 30.13% and --25.96%, respectively.

Fund                     Highest Quarterly Return   Lowest Quarterly Return
----                     ------------------------   -----------------------

Small Cap Plus Fund......28.77% (2nd quarter 2003)  -27.47% (3rd quarter 2002)
Small Cap/Short Fund.....24.25% (3rd quarter 2001)  -19.88% (2nd quarter 2003)

Average Annual Total Returns as of December 31, 2002


                                                      1 Year  Since Inception Inception date
                                                      ------  --------------- --------------

Potomac Small Cap Plus Fund
    Return Before Taxes............................. -28.24%       -5.76%         02/22/99
    Return After Taxes on Distributions(1).......... -28.24%       -5.95%
    Return After Taxes on Distributions and Sale
       Of Fund Shares(1)(2)......................... -17.34%       -4.59%
Russell 2000 Index(3)............................... -20.48%        0.72%         02/22/99

Potomac Small Cap/Short Fund
    Return Before Taxes............................. 13.61%         3.59%         12/21/99
    Return After Taxes on Distributions(1)..........  8.94%         0.54%
    Return After Taxes on Distributions and Sale
       Of Fund Shares(1)(2).........................  8.72%         1.41%
Russell 2000 Index(3)............................... -20.48%       -5.64%         12/21/99
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2) The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

(3) The Russell 2000 Index is an unmanaged index that is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization. The performance of the index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Funds. The expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2003.

Shareholder Fees* (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases (as a % of offering price)....... None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less).................................... None


Annual Operating Expenses** (expenses that are deducted from Fund assets):

                                                     Small            Small
                                                  Cap Plus Fund   Cap/Short Fund
                                                  -------------   --------------
Management Fees..................................      0.75%          0.90%
Distribution (12b-1) Fees+.......................      0.26%          0.37%
Other Expenses...................................      0.74%          0.68%
                                                       ----           ----
Total Annual Operating Expenses++................      1.75%          1.95%
                                                       ====           ====
------------
* Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

** Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse each Fund's Other Expenses through August 31, 2004 to the extent that the Fund's Total Annual Operating Expenses exceed 1.75% for the Small Cap Plus Fund and 1.95% for the Small Cap/Short Fund. Rafferty may choose to terminate this waiver or revise the limits on Total Annual Operating Expenses at any time. If overall expenses fall below these percentage limitations, then such Fund may reimburse Rafferty for such waivers and reimbursements within the following three fiscal years.

+ The Board of Trustees has authorized payment by the Fund of Rule 12b-1 fees in an amount equal to the difference between the Fund's Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses of 1.75% for the Small Cap Plus Fund and 1.95% for the Small Cap/Short Fund.

++ Total Annual Operating Expenses do not include interest expense related to swap contracts for the Small Cap Plus Fund or dividends on short positions taken by the Small Cap/Short Fund. If these expenses were included in the calculation above, the Small Cap Plus Fund's Total Annual Operating Expenses would be 3.71%, and the Small Cap/Short Fund's Total Annual Operating Expenses would be 3.42%.


Expense Example

The Example below is intended to help you compare the cost of investing in the Small Cap Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the periods shown and then redeem all of your shares at the end of the periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year   3 Years   5 Years   10 Years
                                          ------   -------   -------   --------
Small Cap Plus Fund*...................... $178     $551       $949     $2,062
Small Cap/Short Fund**.................... $198     $612      $1,052    $2,275

* Including interest expense related to swap contracts, your actual cost of investment in the Small Cap Plus Fund would be $373, $1,135, $1,916, and $3,958 for 1 Year, 3 Years, 5 Years and 10 Years, respectively.

** Including dividends on short positions, your actual cost of investment in the Small Cap/Short Fund would be $345, $1,051, $1,779, and $3,703 for 1 Year, 3 Years, 5 Years and 10 Years, respectively.


--------------------------------------------------------------------------------
POTOMAC U.S. FUNDS
--------------------------------------------------------------------------------

Objectives

The Potomac U.S. Plus Fund seeks to provide investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index(TM) (S&P 500 Index). If it is successful in meeting its objective, the net asset value of U.S. Plus Fund shares should increase approximately one and a half as much as the S&P 500 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the U.S. Plus Fund should decrease approximately one and a half as much when the aggregate prices of the securities in the S&P 500 Index decline on a given day.

The Potomac U.S./Short Fund seeks to provide investment returns that inversely correspond (opposite) to the performance of the S&P 500 Index. If it is successful in meeting its objective, the net asset value of U.S./Short Fund shares should increase in direct proportion to any decrease in the level of the S&P 500 Index on a given day. Conversely, the net asset value of shares in the U.S./Short Fund should decrease in direct proportion to any increase in the level of the S&P 500 Index on a given day.

The Potomac U.S. Funds' investment objectives are fundamental policies and can only be changed with shareholder approval.

Core Investments

In attempting to achieve their objectives, the Potomac U.S. Funds may invest directly in the securities of companies that are included in the S&P 500 Index and may invest in Standard & Poor's Depositary Receipts (SPDRs), which are publicly-traded index securities based on the S&P 500 Index. This allows the Fund to invest in a portfolio of securities consisting of all of the component common stocks of the S&P 500 Index. In addition, the Potomac U.S. Plus Fund enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. The Potomac U.S./Short Fund enters into short positions in SPDRs, options on stock index futures contracts, swap agreements and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Each U.S. Fund, under normal circumstances, invests at least 80% of its net assets in a manner designed to provide investment returns that for the Potomac U.S. Plus Fund correspond to 150% of the performance of a broad-based market index that tracks the stocks of U.S. companies and for the Potomac U.S./Short Fund inversely correspond to the performance of such index, which includes investments in securities of companies that comprise such index, U.S. stock depositary receipts, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.

Target Index

The Standard & Poor's 500 Composite Stock Price Index(TM) is a capitalization-weighted index composed of 500 common stocks. Standard & Poor's selects the 500 stocks comprising the S&P 500 Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500 Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the NYSE. Standard & Poor's is not a sponsor of, or in any way affiliated with, the Potomac Funds.

Principal Risks

The principal risks associated with investing the U.S. Funds are discussed in the "Overview" section above under the heading titled "Principal Risk Factors."

Performance


The bar chart and performance table below provide some indication of the risks of investing in each U.S. Fund by showing how the performance of each Fund has varied from year to year and by comparing each Fund's average annual returns with those of a broad measure of market performance. The information below also illustrates the risks of investing in each U.S. Fund by showing its highest and lowest quarterly returns. The Funds' past performance (before and after taxes) is not necessarily an indication of how they will perform in the future.

             Total Return for the Calendar Years Ended December 31*
[BAR CHART]

U.S. Plus                       U.S./Short
  Fund                            Fund
  ----                            ----
1998:  34.60%                   1998:  -23.13%
1999:  24.45%                   1999:  -14.44%
2000: -21.30%                   2000:    9.72%
2001: -22.11%                   2001:   11.67%
2002: -34.36%                   2002:   17.92%

* Year-to-date total returns as of September 30, 2003 for the U.S. Plus Fund and U.S./Short Fund were 18.18% and --15.39%, respectively.

Fund                     Highest Quarterly Return    Lowest Quarterly Return
----                     ------------------------    -----------------------
U.S. Plus Fund.........  31.88% (4th quarter 1998)   -25.93% (3rd quarter 2002)
U.S./Short Fund........  15.86% (3rd quarter 2001)   -17.52% (4th quarter 1998)

Average Annual Total Returns as of December 31, 2002

                                                                         Since     Inception
                                                  1 Year      5 Years   Inception    date
                                                  ------      -------   ---------    ----

Potomac U.S. Plus Fund

    Return Before Taxes.........................  -34.36%     -7.59%    -6.92%      10/20/97
    Return After Taxes on Distributions(1)......  -34.36%     -7.62%    -6.97%
    Return After Taxes on Distributions and Sale
       of Fund Shares(1)(2).....................  -21.10%     -5.85%    -5.35%
S&P 500 Index(3)................................  -22.10%     -0.59%    -0.10%      10/20/97

Potomac U.S./Short Fund
    Return Before Taxes.........................   17.92%     -1.01%    -2.13%      11/07/97
    Return After Taxes on Distributions(1)......   17.92%     -1.38%    -2.48%
    Return After Taxes on Distributions and Sale
       of Fund Shares(1)(2).....................   11.00%     -1.00%    -1.87%
S&P 500 Index(3)................................  -22.10%     -0.59%    0.36%       11/07/97
--------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2) The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund Shares, a tax deduction is provided that benefits the investor.

(3) The S&P 500 Index is an unmanaged index of 500 U.S. stocks and gives a broad look at how 500 of the largest companies in aggregate market value have performed. The performance of the index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses


These tables describe the fees and expenses that you may pay if you buy and hold shares of the U.S. Funds. The expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2003.

Shareholder Fees* (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases (as a % of offering price)........None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less).....................................None

Annual Operating Expenses** (expenses that are deducted from Fund assets):

                                                U.S. Plus Fund   U.S./Short Fund
                                                --------------   ---------------
Management Fees.................................    0.75%             0.90%
Distribution (12b-1) Fees+......................    0.00%             0.00%
Other Expenses..................................    1.00%             1.05%
                                                    ----              ----
Total Annual Operating Expenses++...............    1.75%             1.95%
                                                    ====              ====
------------
* Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

** Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse each Fund's Other Expenses through August 31, 2004 to the extent that the Fund's Total Annual Operating Expenses exceed 1.75% for the U.S. Plus Fund and 1.95% for the U.S./Short Fund. Rafferty may choose to terminate this waiver or revise the limits on Total Annual Operating Expenses at any time. If overall expenses fall below these percentage limitations, then such Fund may reimburse Rafferty for such waivers and reimbursements within the following three fiscal years.

+ The Board of Trustees has authorized payment by each Fund of Rule 12b-1 fees in an amount equal to the difference between a Fund's Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses of 1.75% for the U.S. Plus Fund and 1.95% for the U.S./Short Fund.

++ Total Annual Operating Expenses do not include interest expense related to swap contracts for the U.S. Plus Fund or dividends on short positions taken by the U.S./Short Fund. If these expenses were included in the calculation above, the U.S. Plus Fund's Total Annual Operating expenses would be 3.42%, and the U.S./Short Fund's Total Annual Operating Expenses would be 3.91%.


Expense Example


The Example below is intended to help you compare the cost of investing in the U.S. Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the periods shown and then redeem all of your shares at the end of the periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year   3 Years  5 Years     10 Years
                                   ------   -------  -------     --------
U.S. Plus Fund*.................... $178     $551      $949       $2,062
U.S./Short Fund**.................. $198     $612     $1,052      $2,275

* Including interest expense related to swap contracts, your actual cost of investment in the U.S. Plus Fund would be $345, $1,051, $1,779, and $3,703 for 1 Year, 3 Years, 5 Years and 10 Years, respectively.

** Including dividends on short positions, your actual cost of investment in the U.S./Short Fund would be $393, $1,192, $2,009, and $4,130 for 1 Year, 3 Years, 5 Years and 10 Years, respectively.


--------------------------------------------------------------------------------
POTOMAC U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

Objectives

The Potomac U.S. Government Money Market Fund seeks to provide security of principal, current income and liquidity.

Core Investments


The Potomac U.S. Government Money Market Fund seeks to achieve these objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Board of Trustees or by Rafferty to present minimal credit risk. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government and its agencies, U.S. Government-sponsored enterprises, and repurchase agreements that are fully collateralized by such obligations.


Investment Techniques And Policies

In order to maintain a stable share price, the Fund maintains an average dollar-weighted maturity of 90 days or less. Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements may bear longer final maturities.

Principal Risks

o The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government institution.


o Securities issued by U.S. Government-sponsored entities, such as the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are not backed by the full faith and credit of the U.S. Government and are not insured or guaranteed by the U.S. Government.


o The value of your investment could be eroded over time by the effects of inflation.

o Security selection by Rafferty may cause the Fund to underperform other funds with similar investment objectives.

o If a portfolio security declines in credit quality or goes into default, it also could affect the Fund's yield.

Performance


The bar chart and performance table below provide some indication of the risks of investing in the U.S. Government Money Market Fund by showing how the performance of the Fund has varied from year to year. The information below also illustrates the risks of investing in the U.S. Government Money Market Fund by showing its highest and lowest quarterly returns. The Fund's past performance is not necessarily an indication of how it will perform in the future.

             Total Return for the Calendar Years Ended December 31*

 U.S. Government
Money Market Fund
-----------------

1998:  4.33%
1999:  4.03%
2000:  5.46%
2001:  3.00%
2002:  0.73%

*    Year-to-date total return as of September 30, 2003 was 0.14%.

 Fund                                   Highest Quarterly Return       Lowest Quarterly Return
 ----                                   ------------------------       -----------------------
 U.S. Government Money Market Fund      1.41% (4th quarter of 2000)    0.01% (3rd quarter 2003)

Average Annual Total Returns as of December 31, 2002

                                                                      Since     Inception
                                                 1 Year   5 Years   Inception     date
                                                 ------   -------   ---------     ----
Potomac U.S. Government Money Market Fund         0.73%    3.50%       3.54%    10/20/97



Fees and Expenses


These tables describe the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund. The expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2003.

Shareholder Fees* (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases (as a % of offering price)....... None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less).................................... None

Annual Operating Expenses** (expenses that are deducted from Fund assets):


                                                           Money Market Fund
                                                           -----------------
Management Fees............................................      0.50%
Distribution (12b-1) Fees..................................       None
Other Expenses+............................................      0.66%
                                                                 ----
Total Annual Operating Expenses+...........................      1.16%
                                                                 ====
------------
* Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

** Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Fund's Other Expenses through August 31, 2004 to the extent that the Fund's Total Annual Operating Expenses exceed 1.00%. Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. If overall expenses fall below this percentage limitation, then the Fund may reimburse Rafferty for such waivers and reimbursements within the following three fiscal years.

+ For the fiscal year ended August 31, 2003, Rafferty reimbursed Other Expenses for the U.S. Government Money Market Fund in the amount of 0.16%. If the reimbursement was included in the calculation above, the U.S. Government Money Market Fund's Other Expenses and Total Annual Operating Expenses would be 0.50% and 1.00%, respectively.


Expense Example


The Example below is intended to help you compare the cost of investing in the U.S. Government Money Market Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods shown and then redeem all of your shares at the end of the periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 Year    3 Years    5 Years  10 Years
                                         ------    -------    -------  --------
U.S. Government Money Market Fund........ $118      $368        $638    $1,409


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              ABOUT YOUR INVESTMENT

--------------------------------------------------------------------------------
SHARE PRICES OF THE POTOMAC FUNDS
--------------------------------------------------------------------------------


A Fund's share price is known as its net asset value (NAV). For all of the Funds except the U.S. Government Money Market Fund, share prices are calculated fifteen minutes after the close of regular trading, usually as of 4:15 p.m. Eastern Time, each day the NYSE is open for business. The U.S. Government Money Market Fund's share price is calculated as of 1:15 p.m. Eastern Time each day the NYSE and Federal Bank of New York are open. Share price is calculated by dividing a Fund's net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

     o equity securities, OTC securities, swap agreements, options and futures are valued at their last sales price, or if not available, the average of the last bid and ask prices,

     o    options on futures are valued at their closing price,

     o short-term debt securities and money market securities are valued using the "amortized" cost method, and

     o securities for which a price is unavailable will be valued at fair value estimates by the investment advisor under the supervision of the Board of Trustees.

     o securities primarily traded in the Nasdaq Stock Market are valued using the Nasdaq Official Closing Price (NOCP).


--------------------------------------------------------------------------------
RULE 12b-1 FEES
--------------------------------------------------------------------------------

The Funds have adopted a distribution plan under Rule 12b-1 for Investor Class shares. The plan allows the Funds to pay distribution and sales fees for the sale of the Funds' shares and for other shareholder services. Because these fees are paid out of the Investor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Under the plan, the annual fees may amount to up to 1.00% of the Investor Class' average daily net assets. However, the Board currently has authorized each Fund (except the U.S. Government Money Market Fund) to pay Rule 12b-1 fees only in an amount equal, on an annual basis, to the difference between a Fund's Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses of 1.75% for the Plus Funds and 1.95% for the Short Funds.


--------------------------------------------------------------------------------
HOW TO INVEST IN SHARES OF THE FUNDS
--------------------------------------------------------------------------------

You may invest in the Funds through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Potomac Funds. You may invest directly with the Funds or through certain brokers or dealers. Any transaction effected through a broker or dealer may be subject to a processing fee.

Minimum Investment


The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Funds. For example, if you decide to invest $10,000 in three of the Potomac Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.


                               Minimum Initial Investment  Subsequent Investment
                               --------------------------  ---------------------
     Regular Accounts..........        $   10,000               $   1,000
     Retirement Accounts.......        $   10,000               $       0

Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.


Transaction Cut-off Times

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent or an authorized financial intermediary, subject to the Funds' transaction cut-off times. Currently, all requests received in good form before 3:55 p.m. Eastern time (1:00 p.m. Eastern time for the Money Market Fund) will be processed on that same day. Requests received after the cut-off times will receive the next business day's NAV.

Good Form

Good form means that your purchase (whether directly or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include (1) the name of the Fund, (2) the dollar amount of shares to be purchased and (3) your purchase application or investment stub. An Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Application and receives correct payment by check or wire transfer.


Purchasing Shares

By Mail:

o    Complete and sign your Account Application.


o    Indicate the Fund and the amount you wish to invest.


o Mail your check (payable to "Potomac Funds") along with the completed Account Application to:

               Regular Mail                     Express/Overnight Mail
-----------------------------------    -----------------------------------------
Potomac Funds-- Investor Class         Potomac Funds-- Investor Class
c/o U.S. Bancorp Fund Services, LLC    c/o U.S. Bancorp Fund Services, LLC
P.O. Box 1993                          Mutual Fund Services-- 3rd Floor
Milwaukee, Wisconsin 53201-1993        615 East Michigan Street
                                       Milwaukee, Wisconsin 53202


o Cash, credit cards, and credit card checks will not be accepted by the Funds. The Funds will also not accept payment in cashier's check or money orders, unless the cashier's checks or money orders are in excess of $10,000. Also, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, traveler's checks or starter checks for the purchase of shares.

o    All purchases must be made in U.S. dollars through a U.S. bank.

o If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

o You will receive written confirmation by mail, but we do not issue share certificates.

o The Funds' transfer agent will verify certain information from investors as part of the Funds' anti-money laundering program.



The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder's identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Funds do not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.


By Bank Wire Transfer:

o Call the Potomac Funds' Transfer Agent at (800) 851-0511 to receive your account number.

o    Wire your payment through the Federal Reserve System as follows:


     U.S. Bank, N.A.
     777 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202
     ABA number: 075000022
     For credit to U.S. Bancorp Fund Services, LLC
     Account Number 112-952-137
     For further credit to the Potomac Funds
     (Your name)
     (Your account number)
     (Name of Fund(s) to purchase) -- Investor Class

o    Your bank may charge a fee for such services.

o Once you have wired your investment, mail your completed and signed Account Application to the Potomac Funds.

o Wire orders will only be accepted from 9:00 a.m. to 3:55 p.m. Eastern Time. The Funds will not accept and process any wire orders for that day received after this time.

Through Financial Intermediaries:

o Select financial intermediaries are authorized to offer shares of the Funds.

o    These  financial   intermediaries  can  help  you  complete  the  necessary
     paperwork, mail your Account Application to the Potomac Funds and place your order to purchase shares of the Funds.

o Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds' Prospectus. Upon acceptance by your financial intermediary, your order will be processed at a Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.


--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES OF THE FUNDS
--------------------------------------------------------------------------------


You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Potomac Fund (including Potomac Funds not offered in this Prospectus) without any charges. To make an exchange:

o Write or call the Potomac Funds' Transfer Agent or your financial intermediary.


o Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

o The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

o You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

o You may exchange by telephone only if you selected that option on your Account Application.

o You may exchange through the Internet by visiting the Potomac Funds' website at www.potomacfunds.com and activating your account.

o You may place exchange orders by telephone between 9:00 a.m. and 3:55 p.m. Eastern time.

--------------------------------------------------------------------------------
HOW TO SELL SHARES OF THE FUNDS
--------------------------------------------------------------------------------

Generally

o You may sell all or part of your investment in the Funds at the next determined net asset value after we receive your order.


o    Your redemption order is subject to the Funds' transaction cut-off times.


o You normally will receive proceeds from any sales of shares within seven days from the time a Fund receives your request in good order.

o For investments that have been made by check, payment on sales requests may be delayed until the Potomac Funds' Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 business days.

o Your proceeds will be sent to the address or wired to the bank listed on your Account Application.

By Telephone or By Mail

o    Call or write the Funds (see the address and telephone number above).

o You may only sell shares of the Funds by telephone if you selected that option on your Account Application.

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

By Wire Transfer

o    Call the Potomac Funds.

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

o    You must wire transfer at least $5,000.

o You will be charged a wire transfer fee of $15.00 in addition to any charges imposed by your bank.

o    Your  proceeds  will be  wired  only to the  bank  listed  on your  Account
     Application.


Through Financial Intermediaries

o Select financial intermediaries can place your order to sell shares of the Funds.

o Payment can be directed to your account normally within three business days after a financial intermediary places your order.



--------------------------------------------------------------------------------
ACCOUNT AND TRANSACTION POLICIES
--------------------------------------------------------------------------------

Order Policies

You may buy and sell shares of the Funds at their NAV computed after your order has been received in good order. Purchase and sell orders will be processed the same day at that day's NAV if your request is received by 3:55 p.m. Eastern Time (or 1:00 p.m. for the U.S. Government Money Market Fund). The Funds will not accept and process any orders for that day received after these times.

There are certain times when you may be unable to sell shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of their assets or sell their holdings. The Funds reserve the right to reject any purchase order or suspend offering of their shares. Generally, a Fund may reject a purchase if it is disruptive to the efficient management of the Fund.

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 3:55 p.m. Eastern time on the prior day. In the event that a trade is deemed not to have been received in good form, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is cancelled, the Funds shall have the right to a return of proceeds.


Telephone Transactions

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

Signature Guarantees


In certain instances when you sell shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed under the following circumstances:


o    if your account registration or address has changed in the last 30 days,

o if the proceeds of your sale are mailed to an address other than the one listed with the Funds,

o    if the proceeds are payable to a third party,

o    if the sale is greater than $100,000,

o    if the wire instructions on the account are being changed, or

o if there are other unusual situations as determined by the Funds' Transfer Agent.

Low Balance Accounts


If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Funds. We will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell your shares and send you the proceeds. We will not sell your shares if your account value falls due to market fluctuations.

Redemption in Kind

The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund's portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.


Money Market Fund Checking Policies

You may write checks against your U.S. Government Money Market Fund account if you request and complete a signature card. With these checks, you may sell shares of the Fund simply by writing a check for at least $500. You may not write a check to close your account. If you place a stop payment order on a check, we will charge you $25.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
MANAGEMENT OF THE POTOMAC FUNDS
--------------------------------------------------------------------------------

Rafferty provides investment services to the Funds. Rafferty attempts to manage the investment of the Funds' assets consistent with their investment objectives, policies and limitations. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York, New York 10110-0001.


Under an investment advisory agreement between the Potomac Funds and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds' daily net assets. For the most recent fiscal year, the fees charged and the contractual fees are the same.


                                                      Advisory Fees Charged
                                                      ---------------------
   Plus Funds..................................              0.75%
   Short Funds.................................              0.90%
   U.S. Government Money Market Fund...........              0.50%

An investment committee of Rafferty employees has the day-to-day responsibility for managing the Potomac Funds.

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distributions


Each Fund, except the U.S. Government Money Market Fund, distributes dividends from its net investment income at least annually. The U.S. Government Money Market Fund declares dividends from its net investment income daily and usually distributes them monthly. Net investment income generally consists of interest income and dividends received on investments less expenses.

Each Fund also distributes any realized net capital gains at least annually. A Fund realizes capital gains mainly from sales of its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Distribution of net gains on sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

Dividends and capital gain distributions will be reinvested automatically at the NAV unless you request otherwise in writing. If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Potomac Fund account at that Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.


Taxes

The following table illustrates the potential tax liabilities for taxable accounts:

                  Type of Transaction                                  Tax Status*
-----------------------------------------------------  ---------------------------------------------

Dividend distribution................................  Ordinary income rate
Distribution of net short-term capital gains.........  Ordinary income rate
Distribution of net long-term capital gains..........  Long-term capital gains rate
Sale or exchange of Fund shares owned for more than
  one year...........................................  Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year
  or less............................................  Gains are taxed at the same rate as ordinary income; losses are subject to
                                                       special rules
----------------------------------------------------------------------------------------------------
*    Tax  consequences  for  tax-deferred  retirement  accounts  or  non-taxable shareholders  may be different.  You should consult your tax specialist for more information about your personal situation.

If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.


If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all dividends and, for Funds other than the U.S. Government Money Market Fund, other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 30% of your dividends and, for Funds other than the U.S. Government Money Market Fund, other distributions. Any tax withheld may be applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Funds by the IRS.


--------------------------------------------------------------------------------
MASTER/FEEDER STRUCTURE OPTION
--------------------------------------------------------------------------------


The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a "feeder" fund that attempts to meet its objective by investing all or a portion of its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the OTC Plus Fund outstanding for the periods indicated. The information for the fiscal years ended 2003 and 2002 was audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. The information for the prior years was audited by a different firm. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).



                                                                      OTC Plus Fund
                                      --------------------------------------------------------------------------
                                                                     Investor Class
                                      --------------------------------------------------------------------------
                                       Year Ended     Year Ended     Year Ended     Year Ended      Year Ended
                                       August 31,     August 31,     August 31,     August 31,      August 31,
                                          2003           2002(5)        2001(5)        2000(5)         1999(5)
                                      -------------  -------------  -------------  ---------------  ------------

Per Share Data:
Net Asset Value, Beginning of Period       $25.36         $46.16        $176.52        $98.40           $41.64
                                      -------------  -------------  -------------  ---------------  ------------

Income (loss) from investment
   operations:
Net investment income (loss)(1).......      (0.46)         (0.64)         (1.20)        (1.96)           (0.92)
Net realized and unrealized gain
   (loss) on
   Investments(2).....................      12.86         (20.16)       (129.16)        80.20            57.92
                                      -------------  -------------  -------------  ---------------  ------------
   Total from investment operations...      12.40         (20.80)       (130.36)        78.24            57.00
                                      -------------  -------------  -------------  ---------------  ------------
Less distributions:
Dividends from net investment income..      --             --             --            --               --
Distributions from realized gains.....      --             --             --            (0.12)           (0.24)
                                      -------------  -------------  -------------  ---------------  ------------
   Total distributions................      --             --             --            (0.12)           (0.24)
                                      -------------  -------------  -------------  ---------------  ------------
Net Asset Value, End of Period........     $37.76         $25.36         $46.16       $176.52           $98.40
                                      =============  =============  =============  ===============  ============

Total Return(3)......................      48.90%        (45.06)%       (73.85)%       79.54%          137.18%
Supplemental Data and Ratios:
Net assets, end of period.............$29,092,879     $57,233,878    $35,668,601   $184,751,134     $76,682,387
Ratio of net expenses to average
   net assets:
   Before expense reimbursement.......       1.75%          1.66%          1.50%         1.50%(6)         1.50%
   After expense reimbursement........       1.75%          1.66%          1.50%         1.50%(6)         1.50%
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement.......      (1.57)%        (1.55)%        (1.32)%       (1.26)%(6)       (1.16)%
   After expense reimbursement........      (1.57)%        (1.55)%        (1.32)%       (1.26)%(6)       (1.16)%
Portfolio turnover rate(4)............        670%           450%           392%           378%           1,000%

(1)  Net investment  income (loss) per share  represents  net investment  income
     (loss)  divided  by  the  daily  average  shares  of  beneficial   interest
     outstanding throughout each period.
(2)  The amounts  shown may not  correlate  with  aggregate  gains and losses of portfolio  securities due to the timing of subscriptions and redemptions of
     Fund shares.
(3)  All returns reflect  reinvested  dividends but do not reflect the impact of taxes.
(4)  Portfolio  turnover  ratio  is  calculated  without  regard  to  short-term securities having a maturity of less than one year. Investments in options,
     futures   contracts  and  repurchase   agreements  are  deemed   short-term
     securities.
(5)  The per share date reflects a 1 for 4 reverse stock split which occurred on
     April 14, 2003.
(6)  Ratio includes Rafferty's expense recovery of 0.08%.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the OTC/Short Fund outstanding for the periods indicated. The information for the fiscal years ended 2003 and 2002 was audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. The information for the prior years was audited by a different firm. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

                                                                        OTC/Short Fund
                                          ----------------------------------------------------------------------------
                                                                        Investor Class
                                          ---------------------------------------------------------------------------
                                          Year Ended      Year Ended       Year Ended     Year Ended    Year Ended
                                          August 31,      August 31,       August 31,     August 31,    August 31,
                                             2003            2002             2001           2000          1999
                                          -------------   --------------  --------------  ------------  -------------
Per Share Data:
Net Asset Value, Beginning of Period         $19.56         $15.45             $8.31          $17.06        $41.90
                                          -------------   --------------  --------------  ------------  -------------
Income (loss) from investment operations:
Net investment income (loss)(1).......        (0.23)(7)      (0.13)(7)          0.217           0.23          0.397
Net realized and unrealized gain
   (loss) on Investments(2) ............      (7.25)          4.36              7.20           (8.90)       (25.22)
                                          -------------   --------------  --------------  ------------  -------------
   Total from investment operations...        (7.48)          4.23              7.41           (8.67)       (24.83)
                                          -------------   --------------  --------------  ------------  -------------
Less distributions:
Dividends from net investment income..        --             (0.12)            (0.27)          (0.08)        --
Distributions from realized gains.....        --             --                --              --            (0.01)
                                          -------------   --------------  --------------  ------------  -------------
   Total distributions................        --             (0.12)            (0.27)          (0.08)        (0.01)
                                          -------------   --------------  --------------  ------------  -------------
Net Asset Value, End of Period........       $12.08         $19.56            $15.45           $8.31        $17.06
                                          =============   ==============  ==============  ============  =============
Total Return(3).......................       (38.24)%        27.77%            89.91%         (50.96)%      (59.25)%
Supplemental Data and Ratios:
Net assets, end of period.............    $8,848,794      $5,576,513       $4,737,421     $3,144,405    $10,863,451
Ratio of net expenses to average
   net assets:
   Before expense reimbursement.......         2.07%          1.90%(5)          2.14%           1.71%         1.87%
   After expense reimbursement........         1.95%          1.90%(5)          1.65%           1.65%         1.65%
   Including dividends on short positions      2.15%          1.96%(5)          1.69%                         1.74%
Ratio of net investment income (loss) to
   average net assets:
   Before expense reimbursement.......        (1.56)%        (0.83)%(5)         1.22%           1.98%         1.47%
   After expense reimbursement........        (1.44)%(6)     (0.83)%(5),(6)     1.71%(6)        2.04%         1.69%(6)
Portfolio turnover rate(4).............      1,328%          1,058%            869%          1,225%        3,049%

(1)  Net investment  income (loss) per share  represents  net investment  income
     (loss)  divided  by  the  daily  average  shares  of  beneficial   interest
     outstanding throughout each period.
(2)  The amounts  shown may not  correlate  with  aggregate  gains and losses of portfolio  securities due to the timing of subscriptions and redemptions of
     Fund shares.
(3)  All returns reflect  reinvested  dividends but do not reflect the impact of taxes.
(4)  Portfolio  turnover  ratio  is  calculated  without  regard  to  short-term securities having a maturity of less than one year. Investments in options,
     futures   contracts  and  repurchase   agreements  are  deemed   short-term
     securities.
(5)  Ratio includes Rafferty's expense recovery of 0.06%.
(6)  The  net  investment  income  (loss)  ratio  included  dividends  on  short positions.  The ratio excluding  dividends on short positions for the years ended August 31, 2003, 2002, 2001 and 1999 was (1.24%),  (0.77%), 1.75% and
     1.78%, respectively.
(7)  Net investment  income (loss) per share before dividends on short positions for the years  ended  August 31,  2003,  2002,  2001 and 1999 was  ($0.20),
     ($0.12), $0.22, and $0.41, respectively.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the Dow 30(SM) Plus Fund outstanding for the periods indicated. The information for the fiscal years ended 2003 and 2002 was audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. The information for the prior periods was audited by a different firm. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).


                                                                           Dow 30(SM) Plus Fund
                                                  ----------------------------------------------------------
                                                                          Investor Class
                                                  ----------------------------------------------------------
                                                  Year Ended     Year Ended  Year Ended     December 2,
                                                  August 31,     August 31,  August 31,      1999(1) to
                                                     2003          2002(8)     2001(8)    August 31, 2000(8)
                                                  -------------------------  -----------  ------------------

Per Share Data:
Net Asset Value, Beginning of Period                 $25.56        $31.04      $37.28        $40.00
                                                  -----------   -----------  -----------  ------------------
Income (loss) from investment operations:
Net investment income (loss)(4)...................     0.11          0.04        0.12          0.04
Net realized and unrealized gain (loss) on
investments(6) ...................................     2.27         (5.44)      (6.36)        (2.76)
                                                  -----------   -----------  -----------  ------------------
   Total from investment operations...............     2.38         (5.40)      (6.24)        (2.72)
                                                  -----------   -----------  -----------  ------------------
Less distributions:
Dividends from net investment income..............    (0.03)        (0.08)      --            --
Distributions from realized gains.................    --            --          --            --
                                                  -----------   -----------  -----------  ------------------
   Total distributions............................    (0.03)        (0.08)      --            --
                                                  -----------   -----------  -----------  ------------------
Net Asset Value, End of Period....................   $27.91        $25.56      $31.04        $37.28
                                                  ===========   ===========  ===========  ==================

Total Return(7)...................................     9.32%       (17.45)%    (16.74)%       (6.80)%(2)
Supplemental Data and Ratios:
Net assets, end of period.........................$32,616,434   $53,986,006  $16,549,599    $18,509,233
Ratio of net expenses to average net assets:
   Before expense reimbursement...................     1.75%         1.70%(9)    1.55%         1.52%(3)
   After expense reimbursement....................     1.75%         1.70%(9)    1.50%         1.50%(3)
Ratio of net investment income (loss) to average
   net assets:
   Before expense reimbursement...................     0.43%         0.15%(9)    0.35%         0.16%(3)
   After expense reimbursement....................     0.43%         0.15%(9)    0.40%         0.18%(3)
Portfolio turnover rate(5)........................     979%           983%       1,415%        1,606%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4)  Net investment  income (loss) per share  represents  net investment  income
     (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.
(9)  Ratio includes Rafferty's expense recovery of 0.03%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS

The financial  highlights table is intended to help you understand the financial
performance  of  the  Investor  Class  shares  of  the  Dow  30(SM)/Short   Fund
outstanding for the period indicated. The information was audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
                                                        Dow 30(SM)/Short Fund
                                                     ---------------------------
                                                           Investor Class
                                                     ---------------------------
                                                            November 5,
                                                              2002(1) to
                                                          August 31, 2003
                                                     ---------------------------
Per Share Data:
Net Asset Value, Beginning of Period                      $50.00
                                                     ---------------------------
Income (loss) from investment operations:
Net investment income (loss)(4)................            (0.91)(9)
Net realized and unrealized gain (loss) on
   investments(6)                                          (4.20)
                                                     ---------------------------
   Total from investment operations............            (5.11)
                                                     ---------------------------
Less distributions:
Dividends from net investment income...........            --
Distributions from realized gains..............            --
                                                     ---------------------------
   Total distributions.........................            --
                                                     ---------------------------
Net Asset Value, End of Period.................           $44.89
                                                     ===========================
Total Return(7)................................           (10.22)%(2)
Supplemental Data and Ratios:
Net assets, end of period......................              $2,958,136
Ratio of net expenses to average net assets:
   Before expense reimbursement................             2.78%(3)
   After expense reimbursement.................             1.87%(3)
   Including dividends on short positions......             3.92%(3)
Ratio of net investment income (loss) to
   average net assets:
   Before expense reimbursement................            (3.20)%(3)
   After expense reimbursement.................            (2.29)%(3),(8)
Portfolio turnover rate(5).....................           5,475%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4)  Net investment  income (loss) per share  represents  net investment  income
     (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) The net investment income (loss) ratio included dividends on short positions and interest income on swap contracts. The ratio excluding dividends on short positions and interest income on swap contracts for the period ended August 31, 2003 was (0.93%).
(9) Net investment income (loss) per share before dividends on short positions and interest income on swap contracts for the period ended August 31, 2003 was ($0.37).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the Small Cap Plus Fund outstanding for the periods indicated. The information for the fiscal years ended 2003 and 2002 was audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. The information for the prior years was audited by a different firm. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).


                                                                       Small Cap Plus Fund
                                           -------------------------------------------------------------------------------
                                                                          Investor Class
                                           -------------------------------------------------------------------------------
                                           Year Ended      Year Ended     Year Ended     Year Ended      February 22,
                                           August 31,      August 31,     August 31,     August 31,       1999(1) to
                                              2003           2002(9)         2001(9)         2000(9)   August 31, 1999(9)
                                           ------------------------------------------   -------------  ----------------

Per Share Data:
Net Asset Value, Beginning of Period          $32.84         $42.08          $50.32        $44.40         $40.00
                                           -------------   -------------  -----------   -------------  ----------------

Income (loss) from investment operations:
Net investment income (loss)(4)............    (0.44)(12)     (0.04)(12)       0.92          0.76           0.72
Net realized and unrealized gain (loss)
   on investments(6) ......................     9.35          (8.80)          (9.16)         5.68           3.68
                                           -------------   -------------  -----------   -------------  ----------------

   Total from investment operations.......      8.91          (8.84)          (8.24)         6.44           4.40
                                           -------------   -------------  -----------   -------------  ----------------

Less distributions:
Dividends from net investment income......      --            (0.40)           --            (0.52)         --
Distributions from realized gains.........      --             --              --            --             --
                                           -------------   -------------  -----------   -------------  ----------------

   Total distributions....................      --            (0.40)          --            (0.52)         --
                                           -------------   -------------  -----------   -------------  ----------------

Net Asset Value, End of Period................$41.75         $32.84          $42.08        $50.32         $44.40
                                           =============   =============  ===========   =============  ================

Total Return(8)................................27.13%        (21.24)%        (16.38)%       14.50%         11.00%(2)
Supplemental Data and Ratios:
Net assets, end of period..................$53,825,601     $5,352,132     $6,479,334    $34,065,099     $7,033,622
Ratio of net expenses to average
   net assets:
   Before expense reimbursement.................1.75%          1.71%           1.50%         1.50%(7)       1.50%(3)
   After expense reimbursement..................1.75%          1.71%           1.50%         1.50%(7)       1.50%(3)
   Including interest expense...................3.71%(10)      1.80%(10)
Ratio of net investment income
   (loss) to average net assets:
   Before expense reimbursement................(1.30)%        (0.13)%          2.06%         1.55%(7)       3.03%(3)
   After expense reimbursement.................(1.30)%(11)    (0.13%)(11)      2.06%         1.55%(7)       3.03%(3)
Portfolio turnover rate5.......................0%...          647%           939%          3,390%           0%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4)  Net investment  income (loss) per share  represents  net investment  income
     (loss)  divided  by  the  daily  average  shares  of  beneficial   interest
     outstanding throughout each period.
(5)  Portfolio  turnover  ratio  is  calculated  without  regard  to  short-term securities having a maturity of less than one year. Investments in options, swaps,  futures  contracts and repurchase  agreements are deemed short-term securities.
(6)  The amounts  shown may not  correlate  with  aggregate  gains and losses of portfolio  securities due to the timing of subscriptions and redemptions of
     Fund shares.
(7)  Ratio includes Rafferty's expense recovery.
(8)  All returns reflect  reinvested  dividends but do not reflect the impact of taxes.
(9)  The per share data reflects a 1 for 4 reverse stock split which occurred on
     April 14, 2003.
(10) The  operating  expense ratio  includes  interest  expense  related to swap contracts.
(11) The net investment income (loss) ratio included interest expense related to swap contracts.  The ratio excluding  interest  expense for the years ended
     August 31, 2003 and 2002 was 0.66% and (0.04%), respectively.
(12) Net  investment  income  (loss) per share before  interest  expense on swap contracts  for the  years  ended  August  31,  2003 and 2002 was  $0.23 and
     ($0.02), respectively.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the Small Cap/Short Fund outstanding for the periods indicated. The information for the fiscal years ended 2003 and 2002 was audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. The information for the prior periods was audited by a different firm. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

                                                                               Small Cap/Short Fund
                                                     -------------------------------------------------------------------------
                                                                                  Investor Class
                                                     -------------------------------------------------------------------------
                                                       Year Ended         Year Ended        Year Ended        December 21,
                                                       August 31,         August 31,        August 31,          1999(1) to
                                                          2003               2002              2001          August 31, 2000
                                                     -----------------------------------  ----------------  ------------------
Per Share Data:
Net Asset Value, Beginning of Period                     $49.82            $48.84             $43.37             $50.00
                                                     ---------------   -----------------  ----------------  ------------------
Income (loss) from investment operations:
Net investment income (loss)(4)...................        (0.67)(9)         (0.21)(9)           1.02(9)            1.39
Net realized and unrealized gain (loss) on               (11.76)
investments(6)....................................                           5.32               6.26              (8.02)
                                                     ---------------   -----------------  ----------------  ------------------
   Total from investment operations...............       (12.43)             5.11               7.28              (6.63)
                                                     ---------------   -----------------  ----------------  ------------------
Less distributions:
Dividends from net investment income..............        --                (4.13)             (1.81)             --
Distributions from realized gains.................        (5.62)            --                 --                 --
                                                     ---------------   -----------------  ----------------  ------------------
   Total distributions............................        (5.62)            (4.13)             (1.81)             --
                                                     ---------------   -----------------  ----------------  ------------------
Net Asset Value, End of Period....................       $31.77            $49.82             $48.84             $43.37
                                                     ===============   =================  ================  ==================

Total Return(7)...................................       (27.99)%           11.77%             16.75%            (13.26)%(2)
Supplemental Data and Ratios:
Net assets, end of period.........................    $17,275,797        $39,060,502        $30,567,680          $36,969
Ratio of net expenses to average net assets:
   Before expense reimbursement...................         1.95%             1.89%              1.70%              1.65%(3)
   After expense reimbursement....................         1.95%             1.89%              1.65%              1.39%(3)
   Including dividends on short positions.........         3.42%             2.31%              1.66%
Ratio of net investment income (loss) to average
   net assets:
   Before expense reimbursement...................        (1.57)%           (0.46%)             2.09%              3.50%(3)
   After expense reimbursement....................        (1.57)%(8)        (0.46%)(8)          2.14%(8)           3.76%(3)
Portfolio turnover rate(5)........................         0%               1,476%            1,736%              851%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4)  Net investment  income (loss) per share  represents  net investment  income
     (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) The net investment income (loss) ratio included dividends on short positions and interest income on swap contracts. The ratio excluding dividends on short positions and interest income on swap contracts for the years ended August 31, 2003, 2002 and 2001 was (1.15%), (0.16%) and 2.15%,
     respectively.
(9) Net investment income (loss) per share before dividends on short positions and interest income on swap contracts for the years ended August 31, 2003, 2002 and 2001 was ($0.49), ($0.08) and $1.03, respectively.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the U.S. Plus Fund outstanding for the periods indicated. The information for the fiscal years ended 2003 and 2002 was audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. The information for the prior years was audited by a different firm. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Investor Class (assuming reinvestment of all dividends and distributions).


                                                                       U.S. Plus Fund
                                       ---------------------------------------------------------------------------------
                                                                       Investor Class
                                       ---------------------------------------------------------------------------------
                                       Year Ended       Year Ended       Year Ended        Year Ended      Year Ended
                                       August 31,       August 31,       August 31,        August 31,      August 31,
                                          2003            2002(5)           2001(5)          2000(5)         1999(5)
                                       ------------  -----------------  --------------   ---------------  --------------
Per Share Data:
Net Asset Value, Beginning of Period    $29.52            $41.76             $68.00           $58.24           $39.04
                                       ------------  -----------------  --------------   ---------------  --------------

Income (loss) from investment
   operations:
Net investment income (loss)(1).......   (0.25)(9)         (0.08)(9)          (0.16)            0.04             1.24
Net realized and unrealized gain (loss)
on Investments(2).....................    3.65            (12.16)            (26.08)            9.72            18.36
                                       ------------  -----------------  --------------   ---------------  --------------

   Total from investment operations...    3.40            (12.24)            (26.24)            9.76            19.60
                                       ------------  -----------------  --------------   ---------------  --------------

Less distributions:
Dividends from net investment income..   --                --                 --               --               --
Distributions from realized gains.....   --                --                 --               --               (0.40)
                                       ------------  -----------------  --------------   ---------------  --------------

   Total distributions................   --                --                 --               --               (0.40)
                                       ------------  -----------------  --------------   ---------------  --------------

Net Asset Value, End of Period........  $32.92            $29.52             $41.76           $68.00           $58.24
                                       ============  =================  ==============   ===============  ==============
Total Return(3)...................       11.52%           (29.31)%           (38.59)%          16.76%           50.38%
Supplemental Data and Ratios:
Net assets, end of period.............     $2,531,267      $58,410,654       $9,768,307       $55,311,201      $16,472,869
Ratio of net expenses to average
   net assets:
   Before expense reimbursement.......        1.75%(6)          1.90%              1.51%            1.50%(6)         1.52%
   After expense reimbursement........        1.75%(6)          1.65%              1.50%            1.50%(6)         1.50%
   Including interest expense.........        3.42%(6),(7)      1.75%(7)
Ratio of net investment income
   (loss) to average net assets:
   Before expense reimbursement.......       (0.86)%(6)        (0.43)%            (0.34)%           0.05%(6)         2.32%
   After expense reimbursement........       (0.86)%(6),(8)    (0.18)%(8)         (0.33)%           0.05%(6)         2.34%
Portfolio turnover rate(4)............        197%            1,385%           1,634%            2,010%              0%

(1)  Net investment  income (loss) per share  represents  net investment  income
     (loss)  divided  by  the  daily  average  shares  of  beneficial   interest
     outstanding throughout each period.
(2)  The amounts  shown may not  correlate  with  aggregate  gains and losses of portfolio  securities due to the timing of subscriptions and redemptions of
     Fund shares.
(3)  All returns reflect  reinvested  dividends but do not reflect the impact of taxes.
(4)  Portfolio  turnover  ratio  is  calculated  without  regard  to  short-term securities having a maturity of less than one year. Investments in options, swaps,  futures  contracts and repurchase  agreements are deemed short-term securities.
(5)  The per share date reflects a 1 for 4 reverse stock split which occurred on
     April 14, 2003.
(6)  The ratio includes  Rafferty's  expense recovery for the years ended August
     31, 2003 and 2000 of 0.03% and 0.05%, respectively.
(7)  The  operating  expense ratio  includes  interest  expense  related to swap contracts.
(8)  The net investment income (loss) ratio included interest expense related to swap contracts.  The ratio excluding  interest  expense for the years ended
     August 31, 2003 and 2002 was 0.81% and (0.08%), respectively.
(9)  Net  investment  income  (loss) per share before  interest  expense on swap contracts  for the  years  ended  August  31,  2003 and 2002 was  $0.23 and
     ($0.04), respectively.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the U.S./Short Fund outstanding for the periods indicated. The information for the fiscal years ended 2003 and 2002 was audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. The information for the prior years was audited by a different firm. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).


                                                                            U.S./Short Fund
                                          ------------------------------------------------------------------------------
                                                                            Investor Class
                                          ------------------------------------------------------------------------------
                                           Year Ended        Year Ended     Year Ended      Year Ended     Year Ended
                                           August 31,        August 31,     August 31,      August 31,     August 31,
                                              2003              2002           2001            2000           1999
                                          --------------   --------------- --------------   -------------  -------------

Per Share Data:
Net Asset Value, Beginning of Period          $42.52            $37.42         $29.33          $34.39         $47.30
                                          --------------   --------------- --------------   -------------  -------------
Income (loss) from investment
operations:
Net investment income (loss)(1).......         (1.01)(7)         (0.52)(7)       0.62(7)         0.70(7)        1.05
Net realized and unrealized gain (loss)
on Investments(2).....................         (5.85)             5.81           8.74           (5.76)        (13.91)
                                          --------------   --------------- --------------   -------------  -------------
   Total from investment operations...         (6.86)             5.29           9.36           (5.06)        (12.86)
                                          --------------   --------------- --------------   -------------  -------------
Less distributions:
Dividends from net investment income..         --                (0.19)         (1.27)          --             --
Distributions from realized gains.....         --                --             --              --             (0.05)
                                          --------------   --------------- --------------   -------------  -------------
   Total distributions................         --                (0.19)         (1.27)          --             (0.05)
                                          --------------   --------------- --------------   -------------  -------------
Net Asset Value, End of Period........        $35.66            $42.52         $37.42          $29.33         $34.39
                                          ==============   =============== ==============   =============  =============
Total Return(3).......................        (16.13)%           14.23%         32.49%         (14.71)%       (26.77)%
Supplemental Data and Ratios:
Net assets, end of period.............     $11,631,881       $8,730,064    $20,740,626      $1,964,139     $4,392,851
Ratio of net expenses to average net assets:
   Before expense reimbursement.......          1.95%(5)          2.27%          3.41%           2.28%          1.90%
   After expense reimbursement........          1.95%(5)          1.85%          1.65%           1.62%          1.64%
   Including dividends on short positions       3.91%(5)          2.67%          2.15%           2.05%
Ratio of net investment income (loss) to
   average net assets:
   Before expense reimbursement.......         (2.42)%(5)        (1.70)%         0.10%           1.46%          2.23%
   After expense reimbursement........         (2.42)%(5),(6)    (1.28)%(6)      1.86%(6)        2.12%(6)       2.49%
Portfolio turnover rate(4)............        472%             2,471%          867%            781%             0%

(1)  Net investment  income (loss) per share  represents  net investment  income
     (loss)  divided  by  the  daily  average  shares  of  beneficial   interest
     outstanding throughout each period.
(2)  The amounts  shown may not  correlate  with  aggregate  gains and losses of portfolio  securities due to the timing of subscriptions and redemptions of
     Fund shares.
(3)  All returns reflect  reinvested  dividends but do not reflect the impact of taxes.
(4)  Portfolio  turnover  ratio  is  calculated  without  regard  to  short-term securities having a maturity of less than one year. Investments in options, swaps,  futures  contracts and repurchase  agreements are deemed short-term securities.
(5)  Ratio includes Rafferty's expense recovery of 0.16%.
(6)  The  net  investment  income  (loss)  ratio  included  dividends  on  short positions  and  interest  income on swap  contracts.  The  ratio  excluding dividends on short  positions and interest income on swap contracts for the years ended August 31,  2003,  2002,  2001 and 2000 was  (1.16%),  (0.46%),
     2.36% and 2.55%,  respectively.
(7)  Net investment  income (loss) per share before dividends on short positions and interest  income on swap contracts for the years ended August 31, 2003,
     2002, 2001 and 2000 was ($0.48), ($0.19), $0.78 and $0.84, respectively.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the U.S. Government Money Market Fund outstanding for the periods indicated. The information for the fiscal years ended 2003 and 2002 was audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. The information for the prior years was audited by a different firm. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).


                                                                 U.S. Government Money Market Fund
                                          -----------------------------------------------------------------------
                                                                          Investor Class
                                          -----------------------------------------------------------------------
                                           Year Ended      Year Ended    Year Ended    Year Ended   Year Ended
                                           August 31,      August 31,    August 31,    August 31,   August 31,
                                              2003            2002          2001          2000         1999
                                          --------------   ----------  ------------   -----------  --------------
Per Share Data:
Net Asset Value, Beginning of Period            $1.00          $1.00         $1.00         $1.00        $1.00
                                          --------------   ----------  ------------   -----------  --------------
Income (loss) from investment
operations:
Net investment income (loss)(1) .......         --(3)           0.01          0.04          0.05         0.04
Net realized and unrealized gain (loss)
on
   investments........................          --             --            --            --           --
                                          --------------   ----------  ------------   -----------  --------------
   Total from investment operations...          --              0.01          0.04          0.05         0.04
                                          --------------   ----------  ------------   -----------  --------------
Less distributions:
Dividends from net investment income..          --(3)          (0.01)        (0.04)        (0.05)       (0.04)
Distributions from realized gains.....          --             --            --            --           --
                                          --------------   ----------  ------------   -----------  --------------
   Total distributions................          --             (0.01)        (0.04)        (0.05)       (0.04)
                                          --------------   ----------  ------------   -----------  --------------
Net Asset Value, End of Period........          $1.00          $1.00         $1.00         $1.00        $1.00
                                          ==============   ==========  ============   ===========  ==============
Total Return(2).......................           0.33%          1.02%         4.45%         5.01%        3.89%
Supplemental Data and Ratios:
Net assets, end of period.............     $21,386,548     50,803,391   $61,138,254   $16,402,144  $50,222,733
Ratio of net expenses to average
   net assets:
   Before expense reimbursement.......           1.16%          1.03%         1.04%         1.03%        1.20%
   After expense reimbursement........           1.00%          0.99%         1.00%         1.00%        0.99%
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement.......           0.22%          1.02%         4.29%         4.93%        3.68%
   After expense reimbursement........           0.38%          1.06%         4.33%         4.96%        3.89%

(1)  Net investment  income (loss) per share  represents  net investment  income
     (loss)  divided  by  the  daily  average  shares  of  beneficial   interest
     outstanding throughout each period.
(2)  All returns reflect  reinvested  dividends but do not reflect the impact of taxes.
(3)  Amount is less than $0.01 per share.


                      MORE INFORMATION ON THE POTOMAC FUNDS

Statement of Additional Information (SAI):
The Funds' SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

Annual and Semi-Annual Reports to Shareholders:
The Funds' reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds' performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:    Potomac Funds
             P.O. Box 1993
             Milwaukee, Wisconsin 53201
Call:        (800) 851-0511
By Internet: www.potomacfunds.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC's Internet web site at http:@www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York 11530

                                                       SEC File Number: 811-8243






                                   PROSPECTUS


                                 January 2, 2004






                            [THE POTOMAC FUNDS LOGO]








                                 INVESTOR CLASS

















                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511





                                  POTOMAC FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
      100 South Royal Street                         500 Fifth Avenue, Suite 415
    Alexandria, Virginia 22314                       New York, New York 10110
                                 (800) 851-0511


The Potomac Funds (the "Trust") is a management investment company, or mutual fund, which offers to the public a variety of investment portfolios. This Statement of Additional Information ("SAI") relates only to the Investor Class Shares of the investment portfolios of the Trust (each a "Fund," together, the "Funds") noted below.

The Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. The Funds are not designed for inexperienced or less sophisticated investors. These Funds primarily consist of pairs of Funds, each of which attempts to provide targeted returns to a specific index on a given day. The "plus" funds attempt to provide investment results that correlate to a target index, while the "short" funds attempt to provide investment results that are opposite of the return of a target index. In particular, the Funds below seek the following investment results as compared to their target indices:



FUND                         INVESTMENT TARGET
Potomac OTC Plus Fund          125% of the performance of the Nasdaq 100 Stock Index(TM)
Potomac OTC/Short Fund         Inverse (opposite) of the Nasdaq 100 Stock Index(TM)
Potomac Dow 30(SM) Plus Fund   125% of the performance of the Dow Jones Industrial Average(SM)
Potomac Dow 30(SM)/Short Fund  Inverse (opposite) of the Dow Jones Industrial Average(SM)
Potomac Small Cap Plus Fund    125% of the performance of the Russell 2000(R)Index
Potomac Small Cap/Short Fund   Inverse (opposite) of the Russell 2000(R)Index
Potomac U.S. Plus Fund         150% of the performance of the Standard & Poor's 500
                               Composite Stock Price Index(TM)
Potomac U.S./Short Fund        Inverse (opposite) of the Standard & Poor's 500 Composite
                               Stock Price Index(TM)

The Trust also offers the Potomac U.S. Government Money Market Fund, which seeks security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. The Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. Shares of this Fund are not deposits or obligations, or guaranteed or endorsed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in this Fund is neither insured nor guaranteed by the United States Government.


This SAI, dated January 2, 2004, is not a prospectus. It should be read in conjunction with the Funds' Prospectus dated January 2, 2004. This SAI is incorporated by reference into the Funds' Prospectus. In other words, it is legally part of the Fund's Prospectus.

The financial statements for the Funds for the fiscal year ended August 31, 2003 are herein incorporated by reference to the Funds Annual Report to Shareholders dated August 31, 2003. To receive a copy of the Prospectus or annual or semi-annual reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.



                                TABLE OF CONTENTS
                                                                            Page

THE POTOMAC FUNDS..............................................................1


CLASSIFICATION OF THE FUNDS....................................................2


INVESTMENT POLICIES AND TECHNIQUES.............................................2

     Core Investments..........................................................2
     American Depositary Receipts ("ADRs").....................................2
     Illiquid Investments and Restricted Securities............................3
     Indexed Securities........................................................4
     Investments in Other Investment Companies.................................5
     Options, Futures and Other Strategies.....................................5
     Repurchase Agreements....................................................11
     Swap Agreements..........................................................11
     Short Sales..............................................................13
     U.S. Government Securities...............................................13
     Other Investment Risks and Practices.....................................14
     Tracking Error...........................................................16

INVESTMENT RESTRICTIONS.......................................................17


PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................21


MANAGEMENT OF THE TRUST.......................................................23

     Trustees and Officers....................................................23
     Principal Shareholders, Control Persons and Management Ownership.........28
     Investment Advisor.......................................................32
     Proxy Voting Policies and Procedures.....................................34
     Fund Administrator, Fund Accountant, Transfer Agent and Custodian........35
     Distributor..............................................................37
     Distribution Plan........................................................37
     Independent Auditors.....................................................39

DETERMINATION OF NET ASSET VALUE..............................................39


PURCHASES AND REDEMPTIONS.....................................................40

     Retirement Plans.........................................................40
     Anti-Money Laundering....................................................41
     Redemptions by Telephone.................................................41
     Redemption in Kind.......................................................41
     Receiving Payment........................................................42

EXCHANGE PRIVILEGE............................................................42


PERFORMANCE INFORMATION.......................................................43

     Average Total Returns (before taxes).....................................45
     Yield Computations.......................................................52

SHAREHOLDER AND OTHER INFORMATION.............................................53

     Shareholder Information..................................................53
     Other Information........................................................54

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES......................................54

     Dividends and Other Distributions........................................54
     Taxes....................................................................55



                                THE POTOMAC FUNDS


The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of twenty separate series, of which twelve are currently offered to the public. The Trust may offer additional series to the public in the future. This SAI relates only to the Investor Class Shares of the following Funds:

            PLUS FUNDS                                     SHORT FUNDS
       Potomac OTC Plus Fund                          Potomac OTC/Short Fund
    Potomac Dow 30(SM) Plus Fund                   Potomac Dow 30(SM)/Short Fund
    Potomac Small Cap Plus Fund                    Potomac Small Cap/Short Fund
      Potomac U.S. Plus Fund                          Potomac U.S./Short Fund

                                MONEY MARKET FUND
                    Potomac U.S. Government Money Market Fund

The Funds are designed principally for experienced investors seeking an asset allocation vehicle. Except for the Money Market Fund, the Funds provide investment exposure to various securities markets. Each Fund seeks investment results that correspond on a given day to a specific target index. The terms "plus" and "short" in the Funds' names are not intended to refer to the duration of the Funds' investment portfolios. The Funds may be used independently or in combination with each other as part of an overall strategy. Investor Class shares are designed for sale directly to investors without a sales charge.



                           CLASSIFICATION OF THE FUNDS

Each Fund (other than the Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. A Fund is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

A Fund's classification as a "non-diversified" series means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

                       INVESTMENT POLICIES AND TECHNIQUES

The Funds may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objective.

Core Investments

In general, each Fund (except for the U.S Plus Fund) invests at least 80% of its net assets (plus any borrowings for investment purposes) in a manner designed to provide investment returns that, for each Potomac Plus Fund, correspond to 125% of its respective indices and, for each Potomac Short Fund, that inversely correspond to its respective indices.

American Depositary Receipts ("ADRs")


The OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, and Small Cap/Short Fund may invest in ADRs. The OTC/Short Fund and Small Cap/Short Fund may sell ADRs short.


ADRs are dollar denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.

Illiquid Investments and Restricted Securities

Each Fund may purchase and hold illiquid investments. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% (10% for the Money Market Fund) of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Board of Trustees ("Board" or "Trustees") or Rafferty Asset Management, LLC ("Rafferty"), the Funds' investment adviser, has determined under Board-approved guidelines are liquid. None of the Funds, however, currently anticipates investing in such restricted securities.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

Each Fund (other than the Money Market Fund) may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

The U.S. Plus Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), and whose shares trade on the American Stock Exchange ("AMEX"). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of SPDRs, however, may not be equivalent to the pro rata value of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks.

The Dow 30 Plus Fund and the Dow 30 Short/Fund may invest in DIAMONDS(SM). DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust"), which owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial Average ("DJIA"). The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA. The DIAMONDS Trust's shares trade on the AMEX. An investment in DIAMONDS is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline. Although DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the DJIA, the DIAMONDS Trust may not be able to exactly replicate the performance of the DJIA because of trust expenses and other factors.

An investment in SPDRs and in DIAMONDS are considered investments in other investment companies, which are discussed below.

Investments in Other Investment Companies


Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. The Money Market Fund will invest only in those investment companies that invest in the same quality of investments as the Money Market Fund. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. In accordance with the 1940 Act, each Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole.


Options, Futures and Other Strategies

General. Each Fund (other than the Money Market Fund) may use certain options (both traded on an exchange and OTC), futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, a Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

In addition to the instruments, strategies and risks described below and in the Prospectuses, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund's investment objective and permitted by a Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectuses or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place which, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the Amex Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Funds only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

If a Fund enters into futures contracts or options on futures contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Fund's assets that are at risk in futures contracts and options on futures contracts.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Repurchase Agreements

Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% (10% in the case of the Money Market
Fund) of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

Each Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

Swap Agreements

Each Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement generally will equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.


Short Sales

The OTC/Short Fund, Dow 30/Short Fund, Small Cap/Short Fund, and U.S./Short Fund may engage in short sale transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.


Until a Fund closes its short position or replaces the borrowed stock, the Fund will: (1) maintain an account containing cash or liquid assets at such a level that the amount deposited in the account plus that amount deposited with the broker as collateral will equal the current value of the stock sold short and; or (2) otherwise cover the Fund's short position.

The OTC Plus Fund, Dow 30 Plus Fund, Small Cap Plus Fund and U.S. Plus Fund each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the stock being sold at no additional cost ("selling short against the box").

U.S. Government Securities

The Money Market Fund invests in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") in pursuit of its investment objective. The other Funds may invest in U.S. Government Securities in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Money Market Fund will invest in securities of agencies and instrumentalities only if Rafferty is satisfied that the credit risk involved is acceptable.


Securities issued by U.S. Government-sponsored entities, such as the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLB") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are not backed by the full faith and credit of the U.S. Government and are not insured or guaranteed by the U.S. Government.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of a Fund's portfolio investments in these securities.


Other Investment Risks and Practices


Borrowing.  The OTC Plus Fund,  Dow 30 Plus Fund,  Small Cap Plus Fund, and U.S.
Plus  Fund  may  borrow  money  for  investment  purposes,  which  is a form  of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund's net asset value and on a Fund's investments. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.


Each Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, each Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. Each Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

Lending Portfolio Securities. Each Fund may lend portfolio securities with a value not exceeding 33 1/3% (15% in the case of the Money Market Fund) of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. Each Fund currently has no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, frequently will redeem Fund shares, as well as exchange their Fund shares for shares of other Funds. A Fund may have to dispose of certain portfolio investments to maintain sufficient liquid assets to meet such redemption and exchange requests, thereby causing a high portfolio turnover. Because each Fund's portfolio turnover rate depends largely on the purchase, redemption and exchange activity of its investors, it is difficult to estimate each Fund's actual turnover rate.

A Fund's portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund's investments may have a remaining maturity of less than one year; in that case, the portfolio turnover rate for that period would be equal to zero. However, each Fund's portfolio turnover rate, except for the Money Market Fund, calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds' performance.


Portfolio turnover for the U.S. Plus, U.S./Short, Small Cap Plus and Small Cap Short Funds decreased markedly in 2003. For the U.S. Fundsand the Small Cap Funds, each Fund had a decreased portfolio turnover rate for the fiscal year ended August 31, 2003, resulting from a change in the portfolio investments for the Funds. For each Fund, Rafferty emphasized the purchase of swap agreements and futures, each of which are deemed short-term securities and therefore exempt from the calculation of the Funds' portfolio turnover.


Tracking Error

Several factors may affect the Funds' ability to track the performance of their applicable indices. Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Fund and securities not included in the target index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform a Fund's portfolio holdings to comply with that Fund's investment restrictions or policies, or regulatory or tax law requirements; and
(7) market movements that run counter to a leveraged Fund's investments (which will cause divergence between the Fund and its target index over time due to the mathematical effects of leveraging).

While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Fund's short-term performance will reflect such deviation from its target index.

In the case of the Funds whose net asset values are intended to move inversely from their target indices (the OTC/Short Fund, Dow 30/Short Fund, Small Cap/Short Fund, and U.S./Short Fund) the factor of compounding also may lead to tracking error. Even if there is a perfect inverse correlation between a Fund and the return of its applicable target index on a daily basis, the symmetry between the changes in the benchmark and the changes in the Fund's net asset value can be altered significantly over time by a compounding effect. For example, if a Fund achieved a perfect inverse correlation with its target index on every trading day over an extended period and the level of returns of that index significantly decreased during that period, a compounding effect for that period would result, causing an increase in the Fund's net asset value by a percentage that is somewhat greater than the percentage that the index's returns decreased. Conversely, if a Fund maintained a perfect inverse correlation with its target index over an extended period and if the level of returns of that index significantly increased over that period, a compounding effect would result, causing a decrease of the Fund's net asset value by a percentage that would be somewhat less than the percentage that the index returns increased.


                             INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectuses, each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

Each Fund has adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

     Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

Each Fund, except the Money Market Fund, has adopted the following investment limitations:

A Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

2.   Underwrite securities of any other issuer.

3.   Purchase, hold, or deal in real estate or oil and gas interests.


4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except
     (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5, 7, and 8, and (3) the OTC/Short Fund, Dow 30/Short Fund, Small Cap/Short Fund, and U.S./Short Fund may make short sales of securities.


5. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.


Each Fund, except the OTC Plus Fund, Dow 30 Plus Fund, Small Cap Plus Fund, and U.S. Plus Fund, has adopted the following investment limitation:


A Fund shall not:

7. Borrow money, except (1) as a temporary measure for extraordinary or emergency purposes and then only in amounts not to exceed 5% of the value of the Fund's total assets, (2) in an amount up to 33 1/3% of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

The OTC Plus Fund, Dow 30 Plus Fund, Small Cap Plus Fund and U.S. Plus Fund have adopted the following investment limitation:

A Fund shall not:

8. Make short sales of portfolio securities or purchase any portfolio securities on margin but may make short sales "against the box," obtain such short-term credits as are necessary for the clearance of transactions, and make margin payments in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.


The OTC Plus Fund, Dow 30 Plus Fund, Small Cap Plus Fund, U.S. Plus Fund have adopted the following investment limitation:


A Fund shall not:

9. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

Each Fund, except the OTC Plus Fund and OTC/Short Fund, has adopted the following investment limitation:

A Fund shall not:

10. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The OTC Plus Fund and the OTC/Short Fund have adopted the following investment limitation:

A Fund shall not:

11. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, except for the software and hardware industries when the percentage of the securities of either industry constitutes more than 25% of the Nasdaq Index. There shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Money Market Fund has adopted the following investment limitations:

The Money Market Fund shall not:

12. Make loans, except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

13. Lend the Fund's portfolio securities in excess of 15% of its total assets. Any loans of the Fund's portfolio securities will be made according to guidelines established by the Trustees, including the maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

14.  Underwrite securities of any other issuer.

15.  Purchase, hold, or deal in real estate or oil and gas interests.

16. Issue senior securities, except as permitted by the Fund's investment objective and policies.

17. Purchase or sell physical commodities; provided, however, that this investment limitation does not prevent the Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

18. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

19. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings or in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amount borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

20. Make short sales of portfolio securities or purchase any portfolio securities on margin, except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities; provided, however, that this investment limitation does not prevent the Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

In addition, the Money Market Fund does not presently intend to purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors and collars.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.


In effecting  portfolio  transactions for the Funds (other than the Money Market
Fund), Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and Rafferty from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.


Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.


Aggregate brokerage commissions paid by each of the following Funds as well as the total value of the corresponding transactions for the three fiscal periods ended August 31, 2003 are shown in the tables below.

------------- ---------------------- -------------------------
                                     Total Value of Brokerage
OTC Plus Fund  Brokerage Fees Paid       Transactions ($)
------------- ---------------------- -------------------------
2003          $        71,815        $     506,354,627
------------- ---------------------- -------------------------
2002          $        13,005        $     387,342,930
------------- ---------------------- -------------------------
2001          $        19,858        $     954,010,831
------------- ---------------------- -------------------------

-------------- ---------------------- -------------------------
                                      Total Value of Brokerage
OTC/Short Fund   Brokerage Fees Paid       Transactions ($)
-------------- ---------------------- -------------------------
2003           $       87,362          $   308,389,928
-------------- ---------------------- -------------------------
2002           $        6,844         $    197,239,050
-------------- ---------------------- -------------------------
2001           $        3,272         $    151,520,115
-------------- ---------------------- -------------------------

-------------- ---------------------- -------------------------
Dow 30(SM)                            Total Value of Brokerage
Plus Fund      Brokerage Fees Paid       Transactions ($)
-------------- ---------------------- -------------------------
2003           $      244,448         $    768,325,362
-------------- ---------------------- -------------------------
2002           $      277,072         $  1,021,348,678
-------------- ---------------------- -------------------------
2001           $       67,523         $     59,810,362
-------------- ---------------------- -------------------------

---------------- -------------------- -------------------------
Dow 30(SM)/                           Total Value of Brokerage
Short Fund       Brokerage Fees Paid     Transactions ($)
---------------- -------------------- -------------------------
11/5/02 -8/31/03  $    22,517         $    117,461,287
---------------- -------------------- -------------------------

-------------- ---------------------- -------------------------
Small Cap                             Total Value of Brokerage
Plus Fund      Brokerage Fees Paid       Transactions ($)
-------------- ---------------------- -------------------------
2003           $       13,001         $    480,943,345
-------------- ---------------------- -------------------------
2002           $      181,144         $  1,450,100,304
-------------- ---------------------- -------------------------
2001           $      252,652         $  2,793,328,948
-------------- ---------------------- -------------------------

-------------- ---------------------- -------------------------
Small Cap/                            Total Value of Brokerage
Short Fund      Brokerage Fees Paid       Transactions ($)
-------------- ---------------------- -------------------------
2003           $        9,973         $    445,797,000
-------------- ---------------------- -------------------------
2002           $      217,432         $  2,284,842,447
-------------- ---------------------- -------------------------
2001           $       18,405         $    604,733,730
-------------- ---------------------- -------------------------

-------------- ---------------------- -------------------------
                                      Total Value of Brokerage
U.S. Plus Fund Brokerage Fees Paid       Transactions ($)
-------------- ---------------------- -------------------------
2003           $       44,917         $    406,437,529
-------------- ---------------------- -------------------------
2002           $      129,603         $  1,151,334,019
-------------- ---------------------- -------------------------
2001           $      176,389         $  1,662,838,093
-------------- ---------------------- -------------------------

-------------- ---------------------- -------------------------
   U.S.                               Total Value of Brokerage
/Short Fund    Brokerage Fees Paid       Transactions ($)
-------------- ---------------------- -------------------------
2003           $       46,838         $    293,457,623
-------------- ---------------------- -------------------------
2002           $       75,177         $    449,949,385
-------------- ---------------------- -------------------------
2001           $        8,025         $     89,505,587
-------------- ---------------------- -------------------------

The increase in brokerage commissions paid by the OTC Plus Fund, OTC/Short Fund and Dow 30 Plus Fund from 2002 and 2003 was due to an increased volume of securities trading for these Funds. Conversely, the decrease in brokerage commissions paid by the Small Cap Plus Fund, Small Cap/Short Fund and U.S. Plus Fund from 2002 and 2003 was due to a decreased volume of securities trading.



                             MANAGEMENT OF THE TRUST

Trustees and Officers


The business affairs of each Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all of the Funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual's business address is 500 Fifth Avenue, Suite 415, New York, New York 10110.


Interested Trustees
------------------------ ----------- ------------ ------------------------ ------------- ------------------
                                                                              # of            Other
                                        Term of                            Portfolios in   Trusteeships/
                         Position(s)  Office and                            Fund Complex   Directorships
                          Held with   Length of   Principal Occupation(s)   Overseen by        Held
Name, Address and Age       Fund     Time Served  During Past Five Years     Trustee**      by Trustee
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Lawrence C. Rafferty*    Chairman of Lifetime of  Chairman and Chief             12              None
Age: 61                  the Board   Trust until  Executive Officer of
                         of Trustees removal or   Rafferty, 1997-present;
                                     resignation; Chief Executive Officer
                                     Since 1997   of Rafferty Companies,
                                                  LLC, 1996-present; Chief
                                                  Executive Officer of
                                                  Rafferty Capital
                                                  Markets, Inc.,
                                                  1995-present.
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Jay F. Higgins*          Trustee     Lifetime of  Chairman, Bengal               12      Dwango North
Age: 58                              Trust until  Partners, 1998-present                 America Corp.
                                     removal or   (NASD Broker-Dealer).                  (radio, telephone
                                     resignation;                                        communications)
                                     Since 1997
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Non-Interested Trustees
------------------------ ----------- ------------ ------------------------ ------------- ------------------
                                                                              # of            Other
                                        Term of                            Portfolios in   Trusteeships/
                         Position(s)  Office and                            Fund Complex   Directorships
                          Held with   Length of    Principal Occupation(s)  Overseen by        Held
Name, Address and Age       Fund     Time Served   During Past Five Years    Trustee**      by Trustee
------------------------ ----------- ------------ ------------------------ ------------- ------------------

Daniel J. Byrne          Trustee     Lifetime of  President and Chief            12              None
Age: 59                              Trust until  Executive Officer of
                                     removal or   Byrne Securities Inc.,
                                     resignation; 1992-present; Trustee,
                                     Since 1997   The Opening Word
                                                  Program, Wyandanch, New
                                                  York.
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Kevin G. Boyle           Trustee     Lifetime of  President, Kevin G.            12              None
Age: 54                              Trust until  Boyle Securities, Inc.,
                                     removal or   1981-present.
                                     resignation;
                                     Since 2002
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Richard G. Jackson       Trustee     Lifetime of  Private Investor.              12              None
Age: 54                              Trust until
                                     removal or
                                     resignation;
                                     Since 2003
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Gerald E. Shanley III    Trustee     Lifetime of  Business Consultant,           12              None
Age: 60                              Trust until  1985-present; Trustee of
                                     removal or   Estate of Charles S.
                                     resignation; Payson, 1987-present.
                                     Since 1997
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Officers
------------------------ ----------- ------------ ------------------------ ------------- ------------------
                                                                              # of            Other
                                        Term of                            Portfolios in   Trusteeships/
                         Position(s)  Office and                            Fund Complex   Directorships
                          Held with   Length of    Principal Occupation(s)  Overseen by        Held
Name, Address and Age       Fund     Time Served   During Past Five Years    Trustee**      by Trustee
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Daniel D. O'Neill        Chief       One Year;    Managing Director of         N/A           None
Age: 35                  Executive   Since 2003   Rafferty, 1999-present;
                         Officer;                 Portfolio Manager,
                                                  Hermitage Capital
                                                  Management, 1998-1999;
                                                  Associate, Akin, Gump,
                                                  Strauss, Hauer & Feld,
                                                  LLP, 1995-1998 (law
                                                  firm).

                         President   One Year;
                                     Since 1999
------------------------ ----------- ------------  ----------------------- ------------- ------------------
Timothy P. Hagan         Vice        One Year;    Vice President of            N/A           None
100 S. Royal Street      President;  Since 2001   Rafferty, 1997-present.
Alexandria, VA 22314
Age: 60
                         Chief       One Year;
                         Financial   From 1997-
                         Officer     2001
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Philip A. Harding        Senior Vice One Year;    Vice President of            N/A           None
Age: 59                  President   Since 1997   Rafferty, 1997-present.
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Mark D. Edwards          Vice        One Year;    Vice President of            N/A           None
100 S. Royal Street      President;  Since 2002   Rafferty, 1997 to
Alexandria, VA 22314                              present.
Age: 45
                         Chief       One Year;
                         Financial   2001-2002;
                         Officer
                         Vice        One Year;
                         President   1997-2001
------------------------ ----------- ------------ ------------------------ ------------- ------------------

Jesse J. Noel            Chief       One Year;    Assistant Vice President     N/A           None
100 S. Royal Street      Financial   Since 2002   of Rafferty,
Alexandria, VA 22314     Officer                  2002-present; Mutual
Age: 33                                           Fund Accountant, U.S.
                                                  Bancorp Fund Services,
                                                  LLC, 1997-1999.
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Robert J. Zutz           Secretary   One Year;    Partner, Kirkpatrick &       N/A           None
1800 Massachusetts Ave.              Since 1997   Lockhart LLP (law firm).
Washington, DC 20036
Age: 50
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Eric W. Falkeis          Assistant   One Year;    Vice President, U.S.         N/A           None
615 East Michigan Street Secretary   Since 1997   Bancorp Fund Services
Milwaukee, WI 53202                               LLC, 1997-present.
Age: 30
------------------------ ----------- ------------ ------------------------ ------------- ------------------

* Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

** The Potomac Funds currently offer for sale to the public 12 portfolios of the 20 currently registered with the SEC. In addition, the Potomac Insurance Trust currently consists of 18 separate portfolios, none of which are offered for sale to the public.

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met once during the Funds' most recent fiscal year.

The Trust also has a nominating committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The nominating committee also evaluates and nominates Board member candidates. The nominating committee does not have a policy regarding the consideration of nominees recommended by shareholders. The Nominating Committee did not meet during the Trust's most recent fiscal year.

The following table shows the amount of equity securities in the Funds owned by the Trustees as of the calendar year ended December 31, 2002:


------------------------ ------------------------------ --------------------------------
Dollar Range of Equity      Interested Trustees:            Disinterested Trustees:
   Securities Owned:
------------------------ ------------- ------- -------- --------- ---------- -----------
                         Lawrence C.   Jay F.  Kevin G. Daniel J. Richard G. Gerald E.
                         Rafferty      Higgins Boyle    Byrne     Jackson*   Shanley III
------------------------ ------------- ------- -------- --------- ---------- -----------
OTC Plus Fund            Over $100,000 $ 0     $ 0      $ 0       $ 0        $ 0
------------------------ ------------- ------- -------- --------- ---------- -----------
OTC/Short Fund           $ 0           $ 0     $ 0      $ 0       $ 0        $ 0
------------------------ ------------- ------- -------- --------- ---------- -----------
Dow 30(SM) Plus Fund     Over $100,000 $ 0     $ 0      $ 0       $ 0        $ 0
------------------------ ------------- ------- -------- --------- ---------- -----------
Dow 30(SM)/Short Fund    $ 0           $ 0     $ 0      $ 0       $ 0        $ 0
------------------------ ------------- ------- -------- --------- ---------- -----------
Small Cap Plus Fund      $10,001-      $ 0     $ 0      $ 0       $ 0        $ 0
                         $50,000
------------------------ ------------- ------- -------- --------- ---------- -----------
Small Cap/Short Fund     $ 0           $ 0     $ 0      $ 0       $ 0        $ 0
------------------------ ------------- ------- -------- --------- ---------- -----------
U.S. Plus Fund           $ 0           $ 0     $ 0      $ 0       $ 0        $ 0
------------------------ ------------- ------- -------- --------- ---------- -----------
U.S./Short Fund          $ 0           $ 0     $ 0      $ 0       $ 0        $ 0
------------------------ ------------- ------- -------- --------- ---------- -----------
Money Market Fund        Over $100,000 $ 0     $ 0      $50,000-  $ 0        $ 0
                                                        $100,000
------------------------ ------------- ------- -------- --------- ---------- -----------
Aggregate Dollar Range   Over $100,000 $ 0     $ 0      $50,000-  $ 0        $ 0
of Equity Securities in                                 $100,000
the Potomac Funds
------------------------ ------------- ------- -------- --------- ---------- -----------


* Mr. Jackson was newly elected to the Board of Trustees on November 11, 2003. For the calendar year ended December 31, 2002, Mr. Jackson served on the Board of Trustees until his resignation effective December 10, 2002.


The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


No officer, director or employee of Rafferty receives any compensation from the Trust for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended August 31, 2003.


------------------------ ----------------- ------------------------ ---------------- -----------------
                                                                                         Aggregate
                             Aggregate       Pension or Retirement  Estimated Annual Compensation From
                         Compensation From Benefits Accrued As Part   Benefits Upon  the Trust Paid to
Name of Person, Position     the Trust      of the Trust's Expenses    Retirement      the Trustees
------------------------ ----------------- ------------------------ ---------------- -----------------
Interested Trustees

Lawrence C. Rafferty            $0                    $0                   $0               $0

Jay F. Higgins                  $0                    $0                   $0               $0

Disinterested Trustees

Kevin G. Boyle                $7,500                  $0                   $0             $7,500

Daniel J. Byrne               $9,500                  $0                   $0             $9,500

Richard G. Jackson*             $0                    $0                   $0               $0

Gerald E. Shanley III         $9,500                  $0                   $0             $9,500
------------------------ ----------------- ------------------------ ---------------- -----------------

* Mr. Jackson was newly elected to the Board on Trustees as of November 11, 2003.



Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of December 1, 2003, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

OTC Plus Fund--Investor Class


---------------------------------------------------- ------------------------
Name and Address                                           % Ownership
---------------------------------------------------- ------------------------
Charles Schwab & Co., Inc.                                   38.81%
Attn: Mutual Funds
4500 Cherry Creek Dr. S., Suite 700
Denver, CO 80246

National Financial Services Corp.                             8.58%
1 World Financial Center
200 Liberty Street
New York, NY 10281-1003

FOBCO A Partnership -- Moderate                               8.46%
P.O. Box 523
Belleville, IL 62222-0523

National Investor Services, Corp.                             5.93%
55 Water Street, Floor 32
New York, NY 10041-0028

FOBCO A Partnership -- Equity                                 5.00%
Union Planters
P.O. Box 523
Belleville, IL 62222-0523
---------------------------------------------------- ------------------------

OTC/Short Fund--Investor Class

---------------------------------------------------- ------------------------
Name and Address                                           % Ownership
---------------------------------------------------- ------------------------
Charles Schwab & Co., Inc.                                   31.79%
Attn: Mutual Funds
4500 Cherry Creek Dr. S., Suite 700
Denver, CO 80246

National Financial Services Corp.                            25.02%
1 World Financial Center
200 Liberty Street
New York, NY 10281-1003

National Investor Services, Corp.                             8.65%
55 Water Street, Floor 32
New York, NY 10041-0028

Ameritrade Inc.                                               7.23%
FBO 7713351451
P.O. Box 2226
Omaha, NE 68103-2226

Pershing, LLC                                                 5.33%
Attn: Mutual Funds
P.O. Box 2052
Jersey City, NJ 07303-2052
---------------------------------------------------- ------------------------

Dow 30(SM) Plus Fund--Investor Class

---------------------------------------------------- ------------------------
Name and Address                                           % Ownership
---------------------------------------------------- ------------------------
Charles Schwab & Co., Inc.                                   54.62%
Attn: Mutual Funds
4500 Cherry Creek Dr. S., Suite 700
Denver, CO 80246

National Financial Services Corp.                            30.91%
1 World Financial Center
200 Liberty Street
New York, NY 10281-1003

National Investor Services, Corp.                             6.26%
55 Water Street, Floor 32
New York, NY 10041-0028

---------------------------------------------------- ------------------------

Dow 30(SM)/Short Fund--Investor Class

---------------------------------------------------- ------------------------
Name and Address                                           % Ownership
---------------------------------------------------- ------------------------
Charles Schwab & Co., Inc.                                   70.79%
Attn: Mutual Funds
4500 Cherry Creek Dr. S., Suite 700
Denver, CO 80246

National Investor Services, Corp.                            20.41%
55 Water Street, Floor 32
New York, NY 10041-0028

---------------------------------------------------- ------------------------

Small Cap Plus Fund--Investor Class

---------------------------------------------------- ------------------------
Name and Address                                           % Ownership
---------------------------------------------------- ------------------------
Charles Schwab & Co., Inc.                                   61.27%
Attn: Mutual Funds
4500 Cherry Creek Dr. S., Suite 700
Denver, CO 80246

FTC & Co.                                                    16.88%
Attn: Datalynx House A/C
P.O. Box 173736
Denver, CO 80217-3736

---------------------------------------------------- ------------------------

Small Cap/Short Fund--Investor Class

---------------------------------------------------- ------------------------
Name and Address                                           % Ownership
---------------------------------------------------- ------------------------
National Investor Services, Corp.                            50.70%
55 Water Street, Floor 32
New York, NY 10041-0028

National Financial Services Corp.                            21.97%
1 World Financial Center
200 Liberty Street
New York, NY 10281-1003

Charles Schwab & Co., Inc.                                    8.49%
Attn: Mutual Funds
4500 Cherry Creek Dr. S., Suite 700
Denver, CO 80246

---------------------------------------------------- ------------------------

U.S. Plus Fund--Investor Class

---------------------------------------------------- ------------------------
Name and Address                                           % Ownership
---------------------------------------------------- ------------------------
FTC & Co.                                                    46.29%
Attn: Datalynx House A/C
P.O. Box 173736
Denver, CO 80217-3736

Ann Muter Rowe Revocable Trust                                7.02%
Ann Muter Rowe, Trustee
4601 Gulf Shore Blvd. N., Apt. 12
Naples, FL 34103-2214

Charles Schwab & Co., Inc.                                    6.97%
Attn: Mutual Funds
4500 Cherry Creek Dr. S., Suite 700
Denver, CO 80246

Pershing, LLC                                                 5.19%
Attn: Mutual Funds
P.O. Box 2052
Jersey City, NJ 07303-2052
---------------------------------------------------- ------------------------

U.S./Short Fund--Investor Class

---------------------------------------------------- ------------------------
Name and Address                                           % Ownership
---------------------------------------------------- ------------------------
Charles Schwab & Co., Inc.                                   46.26%
Attn: Mutual Funds
4500 Cherry Creek Dr. S., Suite 700
Denver, CO 80246

National Financial Services Corp.                            20.15%
1 World Financial Center
200 Liberty Street
New York, NY 10281-1003

National Investor Services, Corp.                            19.24%
55 Water Street, Floor 32
New York, NY 10041-0028

---------------------------------------------------- ------------------------

Money Market Fund--Investor Class

---------------------------------------------------- ------------------------
Name and Address                                           % Ownership
---------------------------------------------------- ------------------------
Gregory M. Lawrence &                                        13.20%
Kathleen K. Lawrence JTWROS
2035 Bent Oaks Blvd.
Biloxi, MS 39531-2414

US Bank NA, Custodian                                         7.45%
Gregory M. Lawrence IRA
2035 Bent Oaks Blvd.
Biloxi, MS 39531-2414

US Bank NA, Custodian                                         6.43%
Kathleen K. Lawrence IRA
2035 Bent Oaks Blvd.
Biloxi, MS 39531-2414

Marin Income Investors, LP                                    5.08%
150 Great Neck Road, Suite 301
Great Neck, NY 11021-3309
---------------------------------------------------- ------------------------

In addition, as of December 1, 2003, the Trustees and officers as a group owned less than 1% of the outstanding shares of any of the Funds.


Investment Advisor

Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York 10110, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997.

Under an Investment Advisory Agreement between the Trust, on behalf of the Funds, and Rafferty ("Advisory Agreement"), Rafferty provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectuses. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty the following fee at an annual rate based on its average daily net assets of:

              Plus Funds                0.75%
              Short Funds               0.90%
              Money Market Fund         0.50%


Rafferty has voluntarily agreed to reimburse the Funds for other expenses (excluding dividends on short positions and interest expenses relating to swap contracts) through August 31, 2004 to the extent that the Funds' total annual operating expenses exceed 1.75% for the Plus Funds, 1.95% for the Short Funds, and 1.00% for the Money Market Fund. If overall expenses fall below these percentage limitations, then the Funds may reimburse Rafferty within the following three fiscal years.

Rafferty agrees that it will only recover previously covered expenses prior to December 18, 2001 if Fund expenses fall below the contractual limitations at that time within the following three years. After December 18, 2001, the Funds may reimburse Rafferty any expenses Rafferty covers under the voluntary limits within the following three fiscal years if overall Fund expenses fall below the current voluntary limitations.

The tables below show the amount of advisory fees paid by each of the following Funds and the amount of fees waived and/or absorbed by Rafferty over the last three fiscal periods ended August 31, 2003.



-------------- ------------------- -------------------------------------------
OTC Plus Fund   Advisory Fees Paid  Waived fees and/or expenses absorbed
                                                by Advisor
-------------- ------------------- -------------------------------------------
2003                $    173,065        $       0
-------------- ------------------- -------------------------------------------
2002                $    217,205        $   1,600
-------------- ------------------- -------------------------------------------
2001                $    606,358        $     967
-------------- ------------------- -------------------------------------------


-------------- -------------------- ------------------------------------------
OTC/Short Fund  Advisory Fees Paid  Waived fees and/or expenses absorbed by Advisor
-------------- -------------------- ------------------------------------------
2003                $     60,890        $   9,438
-------------- -------------------- ------------------------------------------
2002                $     76,361        $       0
-------------- -------------------- ------------------------------------------
2001                $     52,469        $  28,654
-------------- -------------------- ------------------------------------------


------------------- ------------------- --------------------------------------
Dow 30(SM) Plus     Advisory Fees Paid  Waived fees and/or expenses absorbed
Fund                                                 by Advisor
------------------- ------------------- --------------------------------------
2003                $    187,469        $       0
------------------- ------------------- --------------------------------------
2002                $    251,117        $       0
------------------- ------------------- --------------------------------------
2001                $    144,226        $   9,190
------------------- ------------------- --------------------------------------


------------------- ------------------- --------------------------------------
Dow 30(SM)/Short    Advisory Fees Paid  Waived fees and/or expenses absorbed
Fund                                                  by Advisor
------------------- ------------------- --------------------------------------
11/5/02-8/31/03     $          0        $  29,784
------------------- ------------------- --------------------------------------


------------------- ------------------- --------------------------------------
Small Cap Plus Fund  Advisory Fees Paid  Waived fees and/or expenses absorbed by Advisor
------------------- ------------------- --------------------------------------
2003                $    231,261        $       0
------------------- ------------------- --------------------------------------
2002                $    202,744        $   5,470
------------------- ------------------- --------------------------------------
2001                $    228,250        $  14,114
------------------- ------------------- --------------------------------------


-------------------- ------------------- --------------------------------------
Small Cap/Short Fund  Advisory Fees Paid  Waived fees and/or expenses absorbed by Advisor
------------------- ------------------- --------------------------------------

2003                $     261,232       $       0
------------------- ------------------- --------------------------------------
2002                $     441,892       $       0
------------------- ------------------- --------------------------------------
2001                $      96,439       $   5,303
------------------- ------------------- --------------------------------------

------------- ------------------- --------------------------------------------
U.S.Plus Fund Advisory Fees Paid  Waived fees and/or expenses absorbed by Advisor
------------- ------------------- --------------------------------------------
2003                $    131,478        $       0
------------- ------------------- --------------------------------------------
2002                $    128,538        $  44,465
------------- ------------------- --------------------------------------------
2001                $    168,988        $   2,550
------------- ------------------- --------------------------------------------


--------------- ------------------- ------------------------------------------
U.S./Short Fund  Advisory Fees Paid  Waived fees and/or expenses absorbed by Advisor
--------------- ------------------- ------------------------------------------
2003                $    150,448        $       0
--------------- ------------------- ------------------------------------------
2002                $     64,015        $  30,122
--------------- ------------------- ------------------------------------------
2001                $     24,669        $  48,239
--------------- ------------------- ------------------------------------------


----------------- ------------------- ----------------------------------------
Money Market Fund  Advisory Fees Paid Waived fees and/or expenses absorbed by Advisor
----------------- ------------------- ----------------------------------------
2003                $    130,806        $  63,985
----------------- ------------------- ----------------------------------------
2002                $    391,889        $  66,583
----------------- ------------------- ----------------------------------------
2001                $    454,843        $  39,683
----------------- ------------------- ----------------------------------------



The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund, in compliance with the 1940 Act. In renewing the Advisory Agreement, the Trustees considered, among other matters: (1) the nature and quality of services provided by Rafferty, including investment performance of the Funds compared to their benchmark goals;
(2) the cost to Rafferty in providing its services and its profitability, including Fund expense ratios and expense limitations agreements; (3) whether the Funds and their shareholders benefit from any economies of scale; (4) whether Rafferty receives fall-out benefits that should be taken into consideration in negotiating the fee and the advisory fee schedules; (5) the fees paid by comparable investment companies; and (6) that Rafferty does not utilize soft dollar arrangements.


The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or Rafferty.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty and the distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.


Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures ("Proxy Policies") wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Funds' investments.

Proxy Voting Guidelines. In the absence of special circumstances, Rafferty will vote proxies in accordance with the proxy voting guidelines ("Proxy Guidelines") adopted as part of the Trust's Proxy Policies. Generally, the Guidelines call for Rafferty to vote proxies so as to promote the long-term economic value of the underlying security. The Guidelines distinguish between Routine and Non-Routine proposals.

In general, routine proposal are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders. Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security. Examples of non-routine proposals would include, among other things, decisions as to mergers and acquisitions affecting the company, corporate restructuring, poison pill provisions, and changes in capitalization. These proposals require special consideration by Rafferty, and these decisions are made on a case-by-case basis.

Conflicts of Interest. The Guidelines also address procedures to be used by Rafferty when there is a conflict of interest between the interests of Rafferty (or its affiliates) and the interests of the Funds. Each proxy is reviewed by Rafferty to assess the extent to which there may be a material conflict of interest between Rafferty or its affiliates. With respect to conflicts of interest regarding the Funds, Rafferty will notify the Board as to the nature of the conflict to assist in its resolution.

More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Proxy Policies are also available by calling 1-800-851-0511 and will be sent within three business days of receipt of a request.


Fund Administrator, Fund Accountant, Transfer Agent and Custodian


U.S. Bancorp Fund Services, LLC ("Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Funds, which include holding and administering the assets in the Funds' portfolios.

Pursuant to an Administration Servicing Agreement ("Service Agreement") between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the Trust's total average daily net assets of .09% on assets between $250 million and $1 billion, and .08% on the remaining balance with a base fee of $190,000 for the first $250 million. The Administrator also is entitled to certain out-of-pocket expenses.

The tables below show the amount of fees paid by each of the following Funds to the Administrator over the last three fiscal periods ended August 31, 2003.


----------------------- ----------------------------------------
OTC Plus Fund           Fees paid to the Administrator
----------------------- ----------------------------------------
2003                    $  23,528
----------------------- ----------------------------------------
2002                    $  29,134
----------------------- ----------------------------------------
2001                    $  78,168
----------------------- ----------------------------------------


----------------------- ----------------------------------------
OTC/Short Fund          Fees paid to the Administrator
----------------------- ----------------------------------------
2003                    $ 14,629
----------------------- ----------------------------------------
2002                    $ 10,571
----------------------- ----------------------------------------
2001                    $ 10,102
----------------------- ----------------------------------------


----------------------- ----------------------------------------
Dow 30(SM) Plus Fund      Fees paid to the Administrator
----------------------- ----------------------------------------
2003                    $ 24,644
----------------------- ----------------------------------------
2002                    $ 31,681
----------------------- ----------------------------------------
2001                    $ 23,849
----------------------- ----------------------------------------


----------------------- ----------------------------------------
Dow 30(SM)/Short Fund     Fees paid to the Administrator
----------------------- ----------------------------------------
11/05/02-8/31/03        $ 10,308
----------------------- ----------------------------------------


----------------------- ----------------------------------------
Small Cap Plus Fund     Fees paid to the Administrator
----------------------- ----------------------------------------
2003                    $ 28,202
----------------------- ----------------------------------------
2002                    $ 27,720
----------------------- ----------------------------------------
2001                    $ 33,863
----------------------- ----------------------------------------


----------------------- ----------------------------------------
Small Cap/Short Fund    Fees paid to the Administrator
----------------------- ----------------------------------------
2003                    $ 27,108
----------------------- ----------------------------------------
2002                    $ 36,590
----------------------- ----------------------------------------
2001                    $ 14,279
----------------------- ----------------------------------------


----------------------- ----------------------------------------
U.S. Plus Fund          Fees paid to the Administrator
----------------------- ----------------------------------------
2003                    $ 20,211
----------------------- ----------------------------------------
2002                    $ 21,313
----------------------- ----------------------------------------
2001                    $ 26,886
----------------------- ----------------------------------------


----------------------- ----------------------------------------
U.S./Short Fund         Fees paid to the Administrator
----------------------- ----------------------------------------
2003                    $ 19,870
----------------------- ----------------------------------------
2002                    $ 12,210
----------------------- ----------------------------------------
2001                    $   8,397
----------------------- ----------------------------------------


----------------------- ----------------------------------------
Money Market Fund       Fees paid to the Administrator
----------------------- ----------------------------------------
2003                    $ 32,794
----------------------- ----------------------------------------
2002                    $ 61,623
----------------------- ----------------------------------------
2001                    $ 87,043
----------------------- ----------------------------------------



Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the Trust's total average daily net assets of .09% on assets between $250 million and $500 million, .05% on the next $500 million, and .025% of the remaining balance with a base fee of $255,000 for the first $250 million.


The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Distributor


Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2003, the Distributor received $68,075 as compensation from Rafferty for distribution services. Mr. Rafferty is an affiliated person of the Distributor.


Distribution Plan


Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Plan of Distribution ("Plan") for the Investor Class Shares of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of the Investor Class Shares and the servicing and maintenance of existing shareholder accounts. Pursuant to the Plan, a Fund may pay up to 1.00% of its average daily net assets. However, the Board has authorized each Fund to pay distribution and services fees only in an amount equal to the difference between a Fund's total annual operating expenses and the contractual limit on total annual operating expenses of 1.75% for the Plus Funds and 1.95% for the Short Funds.

The Plan was approved by the Trustees and the Independent Trustees of the Funds. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

The tables below show the amount of 12b-1 fees paid by each of the following Funds for the fiscal periods ended August 31, 2003.


------------------------------------- ------------------------
Fund (Investor Class)                 12b-1 fees paid
------------------------------------- ------------------------
OTC Plus Fund                         $    59,077
------------------------------------- ------------------------
OTC/Short Fund                        $         0
------------------------------------- ------------------------
Dow 30(SM) Plus Fund                  $    51,158
------------------------------------- ------------------------
Dow 30(SM)/Short Fund(11/2/02-8/31/03)$         0
------------------------------------- ------------------------
Small Cap Plus Fund                   $    71,557
------------------------------------- ------------------------
Small Cap/Short Fund                  $   108,568
------------------------------------- ------------------------
U.S. Plus Fund                        $         0
------------------------------------- ------------------------
U.S./Short Fund                       $         0
------------------------------------- ------------------------
Money Market Fund                     $         0
------------------------------------- ------------------------

The fees paid to the Distributor by each of the Funds noted above were used for distribution related expenses, such as advertising and compensation to broker-dealers, sales personnel, and the Distributor. The Funds indicated above that paid 12b-1 fees distributed those fees as follows:




--------------------- ------------- ----------- ------------ ------------ ---------------- ----------
                                                                                              Other
Fund (Investor Class)  Advertising   Printing    Payment to   Payment to   Compensation to  Marketing
                      and Marketing and Postage  Distributor    Dealers    Sales Personnel   Expenses
--------------------- ------------- ----------- ------------ ------------ ---------------- ----------
OTC Plus Fund         $   7,504.45  $     0.00  $   9,000.00 $  38,655.73 $   3,916.82     $    0.00
--------------------- ------------- ----------- ------------ ------------ ---------------- ----------
Dow 30(SM) Plus Fund  $       0.00  $     0.00  $   5,692.56 $  45,465.44 $       0.00     $    0.00
--------------------- ------------- ----------- ------------ ------------ ---------------- ----------
Small Cap Plus Fund   $       0.00  $     0.00  $   5,632.52 $ 65,9243.48 $       0.00     $    0.00
--------------------- ------------- ----------- ------------ ------------ ---------------- ----------
Small Cap/Short Fund  $   9,482.31  $     0.00  $   3,000.00 $  41,016.47 $  55,069.22     $    0.00
--------------------- ------------- ----------- ------------ ------------ ---------------- ----------



Independent Auditors

Ernst & Young, LLP ("E&Y"), 875 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202, are the independent auditors for the Trust. The Financial Statements of the Funds for the fiscal years ended August 31, 2003 and 2002 have been audited by E&Y and are incorporated by reference herein with reliance upon the report of said Firm of auditors, which is given upon their authority as experts in accounting and auditing. The Financial Statements of the Funds for the fiscal years prior to 2002 were audited by the Trust's former auditors.



                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of the Funds (except the Money Market Fund) is determined separately daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The NYSE is not open on New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share of the Money Market Fund is determined each day that both the NYSE and the Federal Reserve Bank of New York are open for business.

It is the policy of the Money Market Fund to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Money Market Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such fluctuations generally are in response to changes in interest rates. Use of the amortized cost valuation method requires the Money Market Fund to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Trustees to be of high quality with minimal credit risks. The Money Market Fund may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations ("NRSROs").

Rule 2a-7 requires the Trustees to establish procedures reasonably designed to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than .5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded in the Nasdaq Stock Market for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. Dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.


For purposes of determining net asset value per share of a Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular commodity.

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.


                            PURCHASES AND REDEMPTIONS

Retirement Plans

Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish an individual retirement account ("IRA"). An individual may make limited contributions to an IRA of up to $3,000 per year (or $6,000, if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Funds. The Internal Revenue Code of 1986, as amended ("Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose earnings (together with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA"; although contributions to these new types of IRAs are nondeductible, withdrawals from them will not be taxable under certain circumstances. An IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans.

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

Anti-Money Laundering


The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Funds' Customer Identification Program, the Funds' Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.


Redemptions by Telephone

Shareholders may redeem shares of the Funds by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

Redemption in Kind


A Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.


Receiving Payment

Payment of redemption proceeds will be made within seven days following a Fund's receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

A redemption request will be considered to be received in "good order" if:

o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;
o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;
o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and
o the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Funds Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which the NYSE, the Nasdaq, the CME, or the CBOE, or the Federal Reserve Bank of New York, as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, the Nasdaq, the CME, the CBOE, as appropriate, is restricted. In addition, the rights of redemption may be suspended or the date of payment postponed for any Fund for a period during which an emergency exists so that disposal of the Fund's investments or the determination of its net asset value is not reasonably practicable or for such periods as the SEC, by order, may permit for protection of a Fund's investors.


                               EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or
(2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectuses and below. Telephone requests for an exchange received by a Fund before the close of regular trading on the NYSE will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon 60 days' notice.


                             PERFORMANCE INFORMATION


Performance information in the Funds' Prospectus is calculated in accordance with the methods discussed below. The investment return and principal value for each Fund, except for the Money Market Fund, will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs.


Average Total Returns (before taxes)

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Such average annual total return quotes for the Funds are calculated according to the following formula:

                                         n
                                   P(1+T) =ERV

         Where:         P  =   a hypothetical initial payment of $1,000
                        T  =   average annual total return
                        n  =   number of years (either 1, 5 or 10)
                      ERV  =   ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of the 1, 5 or 10 year periods, as applicable, at the end of that period


Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods or a shorter period dating from the commencement of a Fund's operations. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.


From time to time, each Fund also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example, in comparing the total return of a Fund with data published by Lipper or with market indices, each Fund calculates its aggregate total return for the specified periods of time by assuming an investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

The performance provided represents historical performance for the Funds listed in the table below.


The average annual total returns for the Investor Class shares of each of the following Funds for the fiscal periods ended August 31, 2003 were as follows*:

                  OTC Plus Fund
                  One Year                                 48.90%
                  Five Years                               -1.85%
                  Since Inception (10/20/97)               -0.90%

                  OTC/Short Fund
                  One Year                                -38.24%
                  Five Years                              -21.43%
                  Since Inception (10/16/97)              -20.96%

                  Dow 30(SM) Plus Fund
                  One Year                                  9.32%
                  Since Inception (12/2/99)                -9.06%

                  Small Cap Plus Fund
                  One Year                                 27.13%
                  Since Inception (2/22/99)                 1.39%

                  Small Cap/Short Fund
                  One Year                                -27.95%
                  Since Inception (12/21/99)               -5.37%

                  U.S. Plus Fund
                  One Year                                 11.37%
                  5 Years                                  -3.20%
                  Since Inception (10/20/97)               -3.11%

                  U.S./Short Fund
                  One Year                                -16.13%
                  5 Years                                  -4.54%
                  Since Inception (11/7/97)                -4.83%

                  Money Market Fund
                  One Year                                  0.33%
                  5 Years                                   2.92%
                  Since Inception (10/20/97)                3.16%


* Please note that certain fees and expenses of the Funds have been waived or reimbursed from inception. Accordingly, the Funds' return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


Average Annual Total Return (after Taxes on Distributions)

The  Funds'   quotations  of  average   annual  total  return  (after  taxes  on
distributions) are calculated according to the following formula:

                                         n
                                 P(1 + T)  = ATV
                                                D

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption

Dividends and other distributions less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by Rafferty.


The average annual total returns (after taxes on distributions) for the Investor Class shares for each of the following Funds for the fiscal periods ended August 31, 2003 were as follows*:

                  OTC Plus Fund
                  One Year                               48.90%
                  5 Years                                -1.87%
                  Since Inception (10/20/97)             -0.92%

                  OTC/Short Fund
                  One Year                              -38.24%
                  5 Years                               -21.66%
                  Since Inception (10/16/97)            -21.16%

                  Dow 30 (SM) Plus Fund
                  One Year                                9.28%
                  Since Inception (12/2/99)              -9.10%

                  Small Cap Plus Fund
                  One Year                               27.13%
                  Since Inception (2/22/99)               1.22%

                  Small Cap/Short Fund
                  One Year                              -30.91%
                  Since Inception (12/21/99)             -7.66%

                  U.S. Plus Fund
                  One Year                               11.37%
                  Five Years                             -3.24%
                  Since Inception (10/20/97)             -3.15%

                  U.S./Short Fund
                  One Year                              -16.13%
                  Five Years                             -4.89%
                  Since Inception (11/7/97)              -5.13%


* Please note that certain fees and expenses of the Funds have been waived or reimbursed from inception. Accordingly, the Funds' return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The  Funds'   quotations  of  average   annual  total  return  (after  taxes  on
distributions and redemption) are calculated according to the following formula:

                                        n
                                P(1 + T)  = ATV
                                               DR

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and the taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. Capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by Rafferty.


The average annual total returns (after taxes on distributions and redemptions) for the Investor Class shares of each of the respective Funds for the fiscal periods ended August 31, 2003 were as follows*:

                  OTC Plus Fund
                  One Year                                31.78%
                  Five Years                              -1.56%
                  Since Inception (10/20/97)              -0.76%

                  OTC/Short Fund
                  One Year                               -24.86%
                  Five Years                             -16.67%
                  Since Inception (10/16/97)             -15.91%

                  Dow 30(SM) Plus Fund
                  One Year                                 6.06%
                  Since Inception (12/2/99)               -7.56%

                  Small Cap Plus Fund
                  One Year                                17.64%
                  Since Inception (2/22/99)                1.08%

                  Small Cap/Short Fund
                  One Year                               -17.56%
                  Since Inception (12/21/99)              -5.55%

                  U.S. Plus Fund
                  One Year                                 7.39%
                  Five Years                              -2.70%
                  Since Inception (10/20/97)              -2.62%

                  U.S./Short Fund
                  One Year                               -10.49%
                  Five Years                              -4.01%
                  Since Inception (11/7/97)               -4.20%


* Please note that certain fees and expenses of the Funds have been waived or reimbursed from inception. Accordingly, the Funds' return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


Yield Computations


The Money Market Fund's annualized current yield is calculated for a seven-day period by determining the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as advisory fees), in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

The Money Market Fund's annualized effective yield is calculated by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as advisory fees), in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


              Effective Yield = [(Base Period Return + 1)365/7] - 1


Any yield quoted in the prospectus represents past performance and should not be considered a representation of the yields of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.


Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments, which typically pay a fixed yield for a stated period of time, the Money Market Fund's yield will fluctuate.


The 7-day current yield for the Money Market Fund's Investor Class shares as of August 31, 2003 was 0.05%.



                        SHAREHOLDER AND OTHER INFORMATION

Shareholder Information

Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each class of each Fund have equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or a Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.

Other Information

The Trust has entered into a licensing agreement with Dow Jones & Company, Inc. ("Dow Jones") to permit the use of certain servicemarks in connection with its registration statement and other materials. The licensing agreement between the Trust and Dow Jones is solely for the Trust's benefit and not for the benefit of the owners of the Trust or any other third parties. Dow Jones will not have any liability in connection with the Trust. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:
(i) the results to be obtained by the Funds, the owner of the Funds or any other person in connection with the use of the DJIASM (the "Dow Index") and the data included in the Dow Index; (ii) the accuracy or completeness of the Dow Index and its data; and (iii) the merchantability and the fitness for a particular purpose or use of the Dow Index and its data. In addition, Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Index or its data and under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur. Dow Jones does not recommend that any person invest in the Trust or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Trust; have any responsibility or liability for the administration, management or marketing of the Trust; or consider the needs of the Trust or the owners of the Trust in determining, composing or calculating the Dow Index.


                     DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Dividends from net investment income and any distributions of realized net capital gains are as described in the Prospectuses under "Distributions and Taxes." All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

The Money Market Fund ordinarily declares dividends daily from its net investment income and distributes such dividends monthly. Net investment income, for these purposes, includes accrued interest and accretion of original issue and market discounts, less amortization of market premium and estimated expenses, and is calculated immediately prior to the determination of the Fund's net asset value per share. The Fund distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to maintain its net asset value per share at $1.00 or to avoid income or excise taxes. The Fund does not expect to realize net long-term capital gain and thus does not anticipate payment of any distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss). The Trustees may revise this dividend policy, or postpone the payment of dividends, if the Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees' opinion, might have a significant adverse effect on its shareholders.

Taxes


Regulated Investment Company Status. Each Fund is treated as a separate corporation for Federal income tax purposes and intends to continue to qualify as a regulated investment company ("RIC") under Subchapter M of the Code. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income and net short-term capital gains, determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year.


To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities
("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although each Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that each Fund will be able to do so. The investment by a Fund other than the Money Market Fund primarily in options and futures positions entails some risk that such a Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by such other Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

If a Fund failed to qualify for treatment as a RIC any taxable year, (1) it would be taxed on the full amount of its taxable income, including net capital gain, for that year at corporate income tax rates (up to 35%) without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

General. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


Dividends distributed by a Fund (including distributions of net short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of a Fund's net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder's sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another Fund generally will have similar consequences.


Distributions to Foreign Shareholders. Dividends a Fund pays to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or any applicable lower treaty rate). An investor claiming to be a foreign shareholder will be required to provide a Fund with supporting documentation in order for the Fund to apply a reduced withholding rate or exemption from withholding. Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options and futures a Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.


Certain options (including listed options on "broad-based" stock indices) and futures in which the Funds may invest may be "section 1256 contracts." Section 1256 contracts that a Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. 60% of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.


Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are positions in personal property. Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to distributions there from.





                                   PROSPECTUS


                            [THE POTOMAC FUNDS LOGO]





                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511



                                 INVESTOR CLASS
                              Potomac Cardinal Fund
                              Potomac Warwick Fund


Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                                 January 2, 2004



                                TABLE OF CONTENTS
                                                                            Page

Potomac Funds Prospectus



OVERVIEW OF THE POTOMAC FUNDS..................................................1

ABOUT THE FUNDS................................................................2
   Potomac Cardinal Fund.......................................................2
   Potomac Warwick Fund........................................................3
   Risk Factors................................................................4
   Performance.................................................................5
   Fees and Expenses of the Funds..............................................5

About Your Investment..........................................................6
   SHARE PRICES OF THE FUNDS...................................................6
   RULE 12b-1 FEES.............................................................7
   HOW TO INVEST IN SHARES OF THE FUNDS........................................7
   HOW TO EXCHANGE SHARES OF THE FUNDS.........................................9
   HOW TO SELL SHARES OF THE FUNDS............................................10
   ACCOUNT AND TRANSACTION POLICIES...........................................11

ADDITIONAL INFORMATION........................................................13
   Management of the Funds....................................................13
   DISTRIBUTIONS AND TAXES....................................................13
   MASTER/FEEDER STRUCTURE OPTION.............................................14

FINANCIAL HIGHLIGHTS..........................................................15

More Information on The Potomac Funds.........................................16


In deciding whether to invest in the funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the "SAI"). The Potomac Funds (the "Trust") has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.



                          OVERVIEW OF THE POTOMAC FUNDS


This Prospectus describes the Potomac Cardinal Fund and the Potomac Warwick Fund (each, a "Fund," together, the "Funds") of the Potomac Funds. The Funds currently offer for sale Investor Class shares.

Rafferty Asset Management, LLC ("Rafferty") serves as the Funds' investment advisor and Gustafson Baxter Financial Services, Inc. ("GBFS" or "subadvisor") serves as the Funds' subadvisor. (Collectively, Rafferty and GBFS are referred to herein as "advisors" in certain circumstances.)

Each Fund seeks capital appreciation by active management of the Fund's assets in response to short-term market movements. The advisors have broad discretion in deciding how and when to invest the assets of each Fund. An investment team from Rafferty and the subadvisor jointly will manage and be responsible for the Funds' assets. The subadvisor monitors market volatility, momentum, sentiment and fundamentals in an attempt to identify changing market conditions, and Rafferty will position each Fund's assets accordingly.

Each Fund may engage in a variety of investment techniques designed to create "long" positions to capitalize on the appreciation in the price of specific securities or stock indices through options, futures contracts and options on futures and "short" positions to capitalize on declines in the price of specific securities or stock indices through short sales or investments in a variety of derivative instruments, including options, futures contracts and options on futures contracts.


The Funds' investment strategies may result in the investment of a large portion or all of the assets of each Fund in cash or cash equivalents at any given time to provide security of principal, current income and liquidity. There is no assurance that either Fund will achieve its objective.


                                 ABOUT THE FUNDS

--------------------------------------------------------------------------------
POTOMAC CARDINAL FUND
--------------------------------------------------------------------------------

Fund Objective


The Potomac Cardinal Fund (the "Cardinal Fund") seeks capital appreciation.


Portfolio Investment Strategy


The Potomac Cardinal Fund seeks capital appreciation through the investment in specifically designed portfolios of equities and equity-linked securities of large-capitalization companies, including securities of companies included in the Dow Jones Industrial AverageSM (the "Dow") and the Standard & Poor's 500 Composite Stock Price IndexTM (the "S&P 500"). However, the Cardinal Fund may invest in securities that are not linked to these indexes. The Cardinal Fund also may invest in DIAMONDS, which are publicly traded index securities based on the Dow, and Standard & Poor's Depositary Receipts ("SPDRs"), which are publicly-traded index securities based on the S&P 500. Investments in DIAMONDS and SPDRs allows the Cardinal Fund to invest in a portfolio of securities consisting of all of the component common stocks of the Dow and the S&P 500, respectively.


Equities  and   equity-linked   securities   generally  include  common  stocks,
convertible securities, preferred stock, warrants, rights, exchange-traded funds, futures contacts, options contracts, options on futures contracts, and swaps.


The advisors jointly will actively manage the Cardinal Fund's portfolio in anticipation of, and in response to, short-term market movements, which will require the advisors to respond to changing market conditions. The advisors will employ an investment strategy that alternates between defensive positions and positions designed to profit from market movements or market fluctuations within trading ranges, such as entering into "long" and "short" positions of equities and equity-linked securities.

In effecting this strategy, the advisors will consider market volatility, momentum, sentiment and fundamentals, among other factors. As a result, the advisors will focus generally on sectors, industries and/or categories of securities, rather than individual securities. The advisors may reposition the Cardinal Fund's portfolio in response to movements by particular indexes or even particular securities in an attempt to participate in a developing trend. The advisors also may attempt to anticipate market moves and initiate appropriate action in advance of actual market movements. The advisors will likely engage in frequent trading of the Cardinal Fund's securities in an attempt to position the portfolio in line with the advisors' expectations for the near term market movements.

The Cardinal Fund may invest significantly in futures contracts on stock indices, swap agreements, options on futures contracts and financial instruments such as options on securities and stock indices options in an attempt to produce economically "leveraged" investment results. Leveraging generates returns that are larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Cardinal Fund.

In addition, the Cardinal Fund may enter into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. The Cardinal Fund also may enter into short positions in equities, including the securities of the companies that comprise the Dow or the S&P 500, DIAMONDS, SPDRs, stock index futures contracts, options on stock index futures contracts, swap agreements, and options on securities and on stock indices. On a day-to-day basis, the Cardinal Fund will hold U.S. Government securities and repurchase agreements to collateralize these futures, options contracts and swap agreements.

Consistent with the Cardinal Fund's market timing investment strategies, a large portion or all of the Cardinal Fund's assets may be invested in cash or cash equivalents at any given time to provide security of principal, current income and liquidity. To earn income on available cash, a large portion or all of the assets of a Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

The Cardinal Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval.


--------------------------------------------------------------------------------
POTOMAC WARWICK FUND
--------------------------------------------------------------------------------

Fund Objective


The Potomac Warwick Fund (the "Warwick Fund") seeks capital appreciation.


Portfolio Investment Strategy


The Potomac Warwick Fund seeks capital appreciation through the investment in specifically designed portfolios of equities and equity-linked securities of medium- to large-capitalization companies and technology-based companies, including securities of companies included in the Nasdaq 100 IndexTM (the "NDX") or the CBS MarketWatch Index ("Marketwatch 75"). However, the Warwick Fund may invest in securities that are not linked to these indexes. The Warwick Fund also may invest in Nasdaq-100 Index Tracking Stock ("QQQs"), which are publicly traded index securities based on the NDX. Investments in QQQs allows the Warwick Fund to invest in a portfolio of securities consisting of all of the component common stocks of the NDX.

Equities  and   equity-linked   securities   generally  include  common  stocks,
convertible securities, preferred stock, warrants, rights, exchange-traded funds, futures contacts, options contracts, options on futures contracts, and swaps. The advisors jointly will actively manage the Warwick Fund's portfolio in anticipation of, and in response to, short-term market movements, which will require the advisors to respond to changing market conditions. The advisors will employ an investment strategy that alternates between defensive positions and positions designed to profit from market movements or market fluctuations within trading ranges, such as entering into "long" and "short" positions in equities and equity-linked securities.

In effecting this strategy, the advisors will consider market volatility, momentum, sentiment and fundamentals, among other factors. As a result, the advisors will focus generally on sectors, industries and/or categories of securities, rather than individual securities. The advisors may reposition the Warwick Fund's portfolio in response to movements by particular indexes or even particular securities in an attempt to participate in a developing trend. The advisors also may attempt to anticipate market moves and initiate appropriate action in advance of actual market movements. The advisors will likely engage in frequent trading of the Warwick Fund's securities in an attempt to position the portfolio in line with the advisors' expectations for the near term market movements.

The Fund may invest significantly in futures contracts on stock indices, swap agreements, options on futures contracts and financial instruments such as options on securities and stock indices options in an attempt to produce economically "leveraged" investment results. Leveraging generates returns that are larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Warwick Fund.

In addition, the Warwick Fund may enter into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. The Warwick Fund also may enter into short positions in equities, including the securities of the companies that comprise the NDX, QQQs, stock index futures contracts, options on stock index futures contracts, swap agreements, and options on securities and on stock indices. On a day-to-day basis, the Fund will hold U.S. Government securities and repurchase agreements to collateralize these futures, options contracts and swap agreements.

Consistent with the Warwick Fund's market timing investment strategies, a large portion or all of the Warwick Fund's assets may be invested in cash or cash equivalents at any given time to provide security of principal, current income and liquidity. To earn income on available cash, a large portion or all of the assets of a Warwick Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

The Warwick Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval.


--------------------------------------------------------------------------------
RISK FACTORS
--------------------------------------------------------------------------------

An investment in the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve its objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.


Risks of the Advisors' Investment Strategy:

The principal risk of investing in the Funds is that the advisors' market timing strategy will not be successful. At the moment of any purchase or sell signal, the advisors will not know whether that particular signal will turn out to have indicated the start of a major or minor market move in either direction, or whether it will prove to be a false signal. The Funds could be exposed to declining markets and/or could miss a market rise if the advisors' model does not correctly predict market movements. As a result, there is no assurance that the advisors' market timing strategy will enable the Funds to be invested consistent with the major trends of the market or enable the Funds to achieve their investment objectives of capital appreciation.


High Portfolio Turnover:

The Funds' market timing strategies may result in significant portfolio turnover to take advantage of anticipated changes in market conditions. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect each Fund's performance.

Risks of Investing in Equity Securities and Derivatives:

The Funds may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Funds invest will cause the net asset value of the Funds to fluctuate.

Risks of Aggressive Investment Techniques:

The Funds use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed.

Swap Agreement Risks:

Each Fund may enter into swap agreements. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Leverage Risk:

Each Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of these Funds and makes them more volatile. The leveraged investment techniques that these Funds may employ could cause investors in these Funds to lose more money in adverse environments.

Risk of Shorting Securities:

Each Fund may, from time to time, establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indexes. As a consequence, a Fund will lose value if and when the price of particular securities, baskets of securities or indexes rise - a result that is the opposite from traditional equity mutual funds.

Risk of Trading Halts:

In certain circumstances, an exchange may halt trading in securities held by a Fund. If such trading halts are instituted at the close of a trading day, a Fund will not be able to execute purchase or sales transactions in the specific option or futures contracts affected. In such an event, a Fund also may be unable to accurately price its outstanding contracts. If a Fund is affected by such a halt, it may reject investors' orders for purchases or exchanges received earlier during the business day.

Risk of Early Closing:

The normal close of trading of securities listed on the Nasdaq and New York Stock Exchange (NYSE) is 4:00 p.m. Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in the trading day a Fund might incur substantial trading losses.

Risk of Non-Diversification:

Each Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Technology-Based Companies:


The Warwick Fund may invest a substantial portion of its assets in technology-based companies. The market prices of technology-related stocks tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. As a result, these factors may negatively affect the performance of the Fund.


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------


This Prospectus does not include a bar chart of annual total returns nor a performance table of average annual total returns for the Cardinal Fund because the Fund has not commenced operations prior to the date of this Prospectus. In addition, no performance information is presented for the Warwick Fund because it does not have annual returns for at least one calendar year prior to the date of this Prospectus.


--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------


The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. For the Warwick Fund, the expenses below are based on actual expenses incurred for the fiscal period November 1, 2002 through August 31, 2003. Because the Cardinal Fund's shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2004.

Shareholder Fees* (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases (as a % of offering price).......None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)......................................None

Annual Operating Expenses** (expenses that are deducted from Fund assets):

                                                    Cardinal Fund  Warwick Fund
Management Fees.....................................   1.00%            1.00%
Service (12b-1) Fees................................   0.25%            0.25%
Other Expenses*.....................................   0.82%            0.63%
                                                       -----            -----
Total Annual Operating Expenses*....................   2.07%            1.88%
                                                       =====            =====

* Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

** Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse each Fund's Other Expenses through August 31, 2004 to the extent that a Fund's Total Annual Operating Expenses exceed 2.00%. Rafferty may choose to terminate this waiver or revise the limits on Total Annual Operating Expenses at any time. If overall expenses fall below these percentage limitations, then such Fund may reimburse Rafferty for such waivers and reimbursements within the following three fiscal years.


Expense Example


The Example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example shows what you would have paid if you invested $10,000 in each Fund over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                     1 Year     3 Years          5 Years         10 Years
----                     ------     -------          -------         --------
Warwick Fund..............$191        $591            $1,016          $2,201
Cardinal Fund.............$210        $649              N/A              N/A




                              ABOUT YOUR INVESTMENT

--------------------------------------------------------------------------------
SHARE PRICES OF THE FUNDS
--------------------------------------------------------------------------------


A Fund's share price is known as its net asset value per share (NAV). For both Funds, the share prices are calculated as of fifteen minutes after the close of regular trading, usually 4:15 p.m. Eastern time, each day the NYSE is open for business. Share price is calculated by dividing a Fund's net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

o equity securities, OTC securities, swap agreements, options and futures are valued at their last sales price, or if not available, the mean of the last bid and ask price,


o    options on futures are valued at their closing price,

o short-term debt securities and money market securities are valued using the "amortized" cost method, and

o securities for which a price is unavailable will be valued at fair value estimates by Rafferty under the supervision of the Board of Trustees.


o securities primarily traded in the Nasdaq Stock Market are valued using the Nasdaq Official Closing Price ("NOCP").


Each Fund reserves the right to reject any purchase orders or suspend the offering of Fund shares.

--------------------------------------------------------------------------------
RULE 12b-1 FEES
--------------------------------------------------------------------------------


The Funds have adopted a distribution plan under Rule 12b-1 for Investor Class shares. The plan allows each Fund to charge up to 0.25% of that Fund's average daily net assets to pay service fees for the services provided to Fund shareholders. Because these fees are paid out of the Investor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


--------------------------------------------------------------------------------
HOW TO INVEST IN SHARES OF THE FUNDS
--------------------------------------------------------------------------------

You may invest in the Funds through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Potomac Funds. You may invest directly with the Funds or through certain brokers or dealers. Any transaction effected through a broker or dealer may be subject to a processing fee.

Minimum Investment


The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Potomac Funds. For example, if you decide to invest $10,000 in three of the Potomac Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.


                                                 Minimum             Subsequent
                                            Initial Investment       Investment
                                            ------------------       ----------
Regular Accounts.................................$.10,000             $ 1,000
Retirement Accounts..............................$.10,000               $ 0

Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.


Transaction Cut-off Times

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent or an authorized financial intermediary, subject to the Funds' transaction cut-off times. Currently, all requests received in good form before 3:55 p.m. Eastern time (1:00 p.m. Eastern time for the Money Market Fund) will be processed on that same day. Requests received after the cut-off times will receive the next business day's NAV.

Good Form

Good form means that your purchase (whether directly or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include (1) the name of the Fund, (2) the dollar amount of shares to be purchased and (3) your purchase application or investment stub. An Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Application and receives correct payment by check or wire transfer.


Purchasing Shares

By Mail:

o    Complete and sign your Account Application.


o    Indicate the Fund and the amount you wish to invest.


o Mail your check (payable to "Potomac Funds") along with the completed Account Application to:


              Regular Mail                      Express/Overnight Mail
     ------------------------------------    -----------------------------------
     Potomac Funds - Investor Class          Potomac Funds - Investor Class
     c/o U.S. Bancorp Fund Services, LLC     c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 1993                           Mutual Fund Services-- 3rd Floor
     Milwaukee, Wisconsin 53201-1993         615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

o Cash, credit cards, and credit card checks will not be accepted by the Funds. The Funds will also not accept payment in cashier's check or money orders, unless the cashier's checks or money orders are in excess of $10,000. Also, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, traveler's checks or starter checks for the purchase of shares.

o    All purchases must be made in U.S. dollars through a U.S. bank.


o If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

o You will receive written confirmation by mail, but we do not issue share certificates.


The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder's identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Funds do not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.


By Bank Wire Transfer:

o Call the Potomac Funds' Transfer Agent at (800) 851-0511 to receive your account number.

o    Wire your payment through the Federal Reserve System as follows:


         U.S. Bank, N.A.
         777 East Wisconsin Avenue
         Milwaukee, Wisconsin 53202
         ABA number: 075000022
         For credit to U.S. Bancorp Fund Services, LLC
         Account Number 112-952-137
         For further credit to the Potomac Funds
         (Your name)
         (Your account number)
         (Name of Fund(s) to purchase)--Investor Class

You will be charged a wire transfer fee of $15.00 in addition to any charges imposed by your bank.


o Once you have wired your investment, mail your completed and signed Account Application to the Potomac Funds.


o Wire orders will only be accepted from 9:00 a.m. to 3:55 p.m. Eastern Time. The Funds will not accept and process any wire orders for that day received after this time.

Through Financial Intermediaries:

o Select financial intermediaries are authorized to offer shares of the Funds.

o    These  financial   intermediaries  can  help  you  complete  the  necessary
     paperwork, mail your Account Application to the Potomac Funds and place your order to purchase shares of the Funds.

o Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds' Prospectus. Upon acceptance by your financial intermediary, your order will be processed at a Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES OF THE FUNDS
--------------------------------------------------------------------------------


You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Potomac Fund (including Potomac Funds not offered in this Prospectus) without any charges. To make an exchange:

o Write or call the Potomac Funds' Transfer Agent or your financial intermediary.


o Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

o The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

o You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

o You may exchange by telephone only if you selected that option on your Account Application.

o You may exchange through the Internet by visiting the Potomac Funds' website at www.potomacfunds.com and activating your account.

You may place exchange orders by telephone between 9:00 a.m. and 3:55 p.m. Eastern time.

--------------------------------------------------------------------------------
HOW TO SELL SHARES OF THE FUNDS
--------------------------------------------------------------------------------

Generally

o You may sell all or part of your investment in the Funds at the next determined net asset value after we receive your order.


o    Your redemption order is subject to the Funds' transaction cut-off times.


o You normally will receive proceeds from any sales of shares within seven days from the time a Fund receives your request in good order.

o For investments that have been made by check, payment on sales requests may be delayed until the Potomac Funds' Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 business days.

o Your proceeds will be sent to the address or wired to the bank listed on your Account Application.

By Telephone or By Mail

o    Call or write the Funds (see the address and telephone number above).

o You may only sell shares of the Funds by telephone if you selected that option on your Account Application.

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

By Wire Transfer

o    Call the Potomac Funds.

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

o    You must wire transfer at least $5,000.

o You will be charged a wire transfer fee of $15.00 in addition to any charges imposed by your bank.

o    Your  proceeds  will be  wired  only to the  bank  listed  on your  Account
     Application.


Through Financial Intermediaries

o Select financial intermediaries can place your order to sell shares of the Funds.

o Payment can be directed to your account normally within three business days after a financial intermediaries places your order.


--------------------------------------------------------------------------------
ACCOUNT AND TRANSACTION POLICIES
--------------------------------------------------------------------------------

Order Policies

You may buy and sell shares of the Funds at their NAV computed after your order has been received in good order. Purchase and sell orders will be processed the same day at that day's NAV if your request is received by 3:55 p.m. Eastern Time. The Funds will not accept and process any orders for that day received after this time.


There are certain times when you may be unable to sell shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of their assets or sell their holdings. The Funds reserve the right to reject any purchase order or suspend offering of their shares. Generally, a Fund may reject a purchase it is disruptive to the efficient management of the Fund.

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify a Fund of such trade or trades before 3:55 p.m. Eastern time on the prior day. In the event that a trade is deemed not to have been received in good form, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is cancelled, the Fund shall have the right to a return of proceeds.


Telephone Transactions

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

Signature Guarantees


In certain instances when you sell shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed under the following circumstances:


o    if your account registration or address has changed in the last 30 days,

o if the proceeds of your sale are mailed to an address other than the one listed with the Funds,

o    if the proceeds are payable to a third party,

o    if the sale is greater than $100,000,

o    if the wire instructions on the account are being changed, or

o if there are other unusual situations as determined by the Funds' Transfer Agent.

Low Balance Accounts


If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Funds. We will inform you in writing 30 days prior to selling shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell shares and send you the proceeds. We will not sell shares if your account value falls due to market fluctuations.

Redemption in Kind

The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund's portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.


Excessive Trading


The Funds reserve the right to refuse any purchase request that the Funds deem not to be in the best interests of the Funds or any of their shareholders, or that could adversely affect the Funds or their operations. In particular, unlike other Potomac Funds, the Funds are not suitable for purchase by active investors and the Funds reserve the right to refuse purchase requests from any individuals or groups who, in the Funds' view, are likely to engage in market timing or excessive trading. Further, the Funds may refuse purchase requests from individuals or groups who do not have a contractual relationship with the Funds' subadvisor.



                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
Management of the Funds
--------------------------------------------------------------------------------

Rafferty Asset Management, LLC ("Rafferty") provides investment services to the Funds. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York, New York 10110. Under an investment advisory agreement between the Potomac Funds and Rafferty, each Fund pays Rafferty fees at an annualized rate of 1.00% of that Fund's average daily net assets.


Rafferty has retained GBFS to serve as subadvisor to the Funds. Together, an investment team from Rafferty and GBFS jointly will manage and be responsible for the Funds' assets. Under the subadvisor arrangement, GBFS will direct, through Rafferty, the allocation of Fund assets among specific asset categories. Then, Rafferty will implement GBFS's allocation decisions for each Fund by selecting the particular securities that will comprise the asset categories in which a Fund will invest and place all brokerage orders for the purchase and sale of those securities. For the Warwick Fund, Rafferty (not the Funds) pays GBFS out of its management fees an annual fee equal to 0.40% of Fund assets up to $40 million, 0.60% of Fund assets between $40 million and $100 million, and 0.70% of Fund assets in excess of $100 million.

GBFS, 3934 North Hampton Drive, Powell, Ohio 43065, was founded in 1983 and is co-owned by Kim W. Gustafson, President, and Bruce W. Baxter, Executive Vice-President. GBFS has managed private accounts using defensive programs designed to respond to changing market conditions.


--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distributions


Each Fund distributes dividends from its net investment income at least annually. Net investment income generally consists of interest income and dividends received on investments less expenses.

Each Fund also distributes any realized net capital gains at least annually. A Fund realizes capital gains mainly from sales of its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Distribution of net gains on sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

Dividends and capital gain distributions will be reinvested automatically at NAV unless you request otherwise in writing. If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Potomac Fund account at that Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.


Taxes

The following table illustrates the potential tax liabilities for taxable accounts:


                      Type of Transaction                                      Tax Status*
------------------------------------------------------------  -----------------------------------------------
Dividend distribution.......................................  Ordinary income rate
Distribution of net short-term capital gains................  Ordinary income rate
Distribution of net long-term capital gains.................  Long-term capital gains rate
Sale or exchange of Fund shares owned for more than one year  Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or less..  Gains are taxed at the same rate as ordinary income; losses are subject to special rules


* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.


If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 30% of your dividends and other distributions. Any tax withheld may be applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Funds by the IRS.


--------------------------------------------------------------------------------
MASTER/FEEDER STRUCTURE OPTION
--------------------------------------------------------------------------------


The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a "feeder" fund that attempts to meet its objective by investing all or a portion of its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.




                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the Warwick Fund outstanding for the period indicated. No financial information is available for the Cardinal Fund because that Fund has not commenced operations prior to the date of this Prospectus. The information for the fiscal period November 1, 2002 through August 31, 2003 was audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).


                                                                   Warwick Fund
                                                               -----------------
                                                                  Investor Class
                                                               -----------------
                                                                   November 1,
                                                                    2002(1) to
                                                                 August 31, 2003
                                                               -----------------
   Per Share Data:
   Net Asset Value, Beginning of Period                             $20.00
                                                               -----------------

   Income (loss) from investment operations:
   Net investment income (loss)(4).............................      (0.12)
   Net realized and unrealized gain (loss) on investments(6)...      (1.24)
                                                               -----------------

      Total from investment operations.........................      (1.36)
                                                               -----------------

   Less distributions:
   Dividends from net investment income........................      --
   Distributions from realized gains...........................      --
                                                               -----------------

      Total distributions......................................      --
                                                               -----------------

   Net Asset Value, End of Period..............................     $18.64
                                                               =================

   Total Return(7).................................................  (6.80)%(2)
   Supplemental Data and Ratios:
   Net assets, end of period.......................................$28,128,648
   Ratio of net expenses to average net assets:
      Before expense reimbursement.................................   1.88%(3)
      After expense reimbursement..................................   1.88%(3)
   Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement.................................  (0.75)%(3)
      After expense reimbursement..................................  (0.75)%(3)
   Portfolio turnover rate(5)......................................   0%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4)  Net investment  income (loss) per share  represents  net investment  income
     (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.



                               More Information on
                                The Potomac Funds

Statement of Additional Information (SAI): The Funds' SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

Call or Write to Obtain the SAI free of charge:

     Write to:    Potomac Funds
                  P.O. Box 1993
                  Milwaukee, Wisconsin  53201
     Call:        (800) 851-0511

     By Internet: www.potomacfunds.com

These documents and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Funds may be viewed on-screen or downloaded from the EDGAR Database on SEC's Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representation not contained in this Prospectus, or in the SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Potomac Funds or their distributor. This Prospectus does not constitute an offering by the Funds in any jurisdiction in which such an offering may not lawfully be made.

                                                      SEC File Number: 811-8243




                                   PROSPECTUS

                                 January 2, 2004





                            [THE POTOMAC FUNDS LOGO]



                              POTOMAC CARDINAL FUND

                              POTOMAC WARWICK FUND



                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511





                                  POTOMAC FUNDS

                              Potomac Cardinal Fund
                              Potomac Warwick Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511

The Potomac Funds (the "Trust") is a management investment company, or mutual fund, which currently consists of twenty separate investment portfolios. This Statement of Additional Information ("SAI") relates to the Investor Class of the Potomac Cardinal Fund and the Potomac Warwick Fund (the "Funds").


This SAI, dated January 2, 2004, is not a prospectus. It should be read in conjunction with the Funds' Prospectus dated January 2, 2004. This SAI is incorporated by reference into the Funds' Prospectus. In other words, it is legally part of the Fund's Prospectus.

The financial statements for the Warwick Fund for the fiscal year ended August 31, 2003 are herein incorporated by reference to the Fund's Annual Report to Shareholders dated August 31, 2003. To receive a copy of the Prospectus or annual or semi-annual reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above. As of the date of this SAI, the Cardinal Fund was not operational.



                             Dated: January 2, 2004



                                TABLE OF CONTENTS
                                                                            Page

THE POTOMAC FUNDS..............................................................1


CLASSIFICATION OF THE FUNDS....................................................1


INVESTMENT POLICIES AND TECHNIQUES.............................................1

     American Depositary Receipts ("ADRs").....................................1
     Equities..................................................................2
     Foreign Securities........................................................2
     Illiquid Investments and Restricted Securities............................3
     Indexed Securities........................................................3
     Investments in Other Investment Companies.................................4
     Options, Futures and Other Strategies.....................................5
     Repurchase Agreements....................................................10
     Short Sales..............................................................10
     Swap Agreements..........................................................11
     U.S. Government Securities...............................................12
     Other Investment Risks and Practices.....................................13

INVESTMENT RESTRICTIONS.......................................................14


PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................15


MANAGEMENT OF THE TRUST.......................................................17

     Trustees and Officers....................................................17
     Principal Shareholders, Control Persons and Management Ownership.........21
     Investment Adviser and Subadviser........................................21
     Proxy Voting Policies and Procedures.....................................23
     Fund Administrator, Fund Accountant Transfer Agent and Custodian.........24
     Distributor..............................................................24
     Distribution Plan........................................................25
     Independent Auditors.....................................................25

DETERMINATION OF NET ASSET VALUE..............................................25


PURCHASES AND REDEMPTIONS.....................................................26

     Retirement Plans.........................................................26
     Anti-Money Laundering....................................................27
     Redemption in Kind.......................................................27
     Redemptions by Telephone.................................................27
     Receiving Payment........................................................27

EXCHANGE PRIVILEGE............................................................28


PERFORMANCE INFORMATION.......................................................28

     Comparative Information..................................................29
     Average Total Return (before Taxes)......................................29
     Average Annual Total Return (after Taxes on Distributions)...............30
     Average Annual Total Return (after Taxes on Distributions and Redemption)30

SHAREHOLDER AND OTHER INFORMATION.............................................31

     Shareholder Information..................................................31


DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES......................................31

     Dividends and Other Distributions........................................31
     Taxes....................................................................31



                                THE POTOMAC FUNDS


The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of twenty separate series, of which twelve are currently offered to the public. This SAI relates only to the Potomac Cardinal Fund ("Cardinal Fund") and the Potomac Warwick Fund ("Warwick Fund").


Each Fund currently offers one class of shares - Investor Class shares, which are designed for sale directly to investors without a sales charge.


                           CLASSIFICATION OF THE FUNDS

Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. A Fund is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

A Fund's classification as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.


                       INVESTMENT POLICIES AND TECHNIQUES

The Funds may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of its objective.

American Depositary Receipts ("ADRs")

Each Fund may invest in ADRs and sell ADRs short. ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Funds.

Equities

Common Stocks. Each Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities. Each Fund may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Preferred Stock. Each Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Warrants and Rights. Each Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Foreign Securities

Each Fund may have indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Illiquid Investments and Restricted Securities

Each Fund may purchase and hold illiquid investments. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Trust's Board of Trustees ("Board" or "Trustees") or Rafferty Asset Management, LLC ("Rafferty"), the Funds' investment adviser has determined under Board-approved guidelines are liquid. None of the Funds, however, currently anticipates investing in such restricted securities.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

Each Fund may purchase indexed securities, which are securities the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

Each Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price IndexTM ("S&P 500 Index") and whose shares trade on the American Stock Exchange ("AMEX"). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of SPDRs, however, may not be equivalent to the pro rata value of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks.

Each Fund may invest in DIAMONDSSM. DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial AverageSM ("DJIA"). The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA. The DIAMONDS Trust's shares trade on the AMEX. An investment in DIAMONDS is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline. Although DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the DJIA, the DIAMONDS Trust may not be able to exactly replicate the performance of the DJIA because of trust expenses and other factors.

Each Fund may invest in Nasdaq-100 Index Tracking Stock ("QQQs"). QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq-100 IndexTM ("Nasdaq 100") and whose shares trade on the AMEX. The value of the QQQs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of QQQs, however, may not be equivalent to the pro rata value of the Nasdaq 100. QQQs are subject to the risks of an investment in a broadly based portfolio of common stocks.

Investments in SPDRs, DIAMONDS and QQQs are considered investments in other investment companies discussed below.

Investments in Other Investment Companies


Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. In accordance with the 1940 Act, each Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting shares of any one investment company will be owned by a Fund, or its affiliated persons, as a whole.


Options, Futures and Other Strategies

General. Each Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund's investment objective and permitted by a Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Funds only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

To the extent that a Fund enters into futures contracts or options on futures contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Fund's assets that are at risk in futures contracts and options on futures contracts.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Repurchase Agreements

Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities (defined below). Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

Each Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

Short Sales

Each Fund may engage in short sale transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, the Fund will (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and
(b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short or (2) otherwise cover the Fund's short position.

Swap Agreements

Each Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. Government Securities

Each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association ("Fannie Mae"), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit
Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association ("Sallie Mae").

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of a Fund's portfolio investments in these securities.

Other Investment Risks and Practices

Borrowing. Each Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund's net asset value and on a Fund's investments. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

Each Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, each Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. Each Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

Lending Portfolio Securities. Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. Each Fund currently has no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that each Fund will have very high portfolio turnover due to the active management of its portfolio. A Fund's portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund's investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, each Fund's portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds' performance.


For the fiscal period November 1, 2002 through August 31, 2003, the Warwick Fund had a portfolio turnover rate of 0%.



                             INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

A Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

2.   Underwrite securities of any other issuer.

3.   Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except
     (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7, and
     (3) the Funds may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Funds have adopted the following fundamental investment policy that enables them to invest in another investment company or series thereof:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

Each Fund has adopted the following non-fundamental policy, which may be changed by the vote of the Board without shareholder approval:

A Fund shall not hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the Fund to fail to comply with the diversification requirements imposed by section 817(h) of the Internal Revenue Code of 1986, as amended ("Code") and the Treasury regulations issued thereunder on segregated asset accounts used to fund variable annuity contracts and/or variable life insurance policies.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty and/or the Fund's subadviser, as applicable, are responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.


In effecting  portfolio  transactions for the Funds (other than the Money Market
Fund), Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds, Rafferty and/or the Fund's subadviser. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund, Rafferty and/or the Fund's subadviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.


Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.


For the fiscal period November 1, 2002 through August 31, 2003, the Warwick Fund paid $0 in brokerage commissions.


                             MANAGEMENT OF THE TRUST


Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all of the Funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual's business address is 500 Fifth Avenue, Suite 415, New York, New York 10110.



Interested Trustees
------------------------ ----------- ------------ ------------------------ ------------- ------------------
                                                                              # of            Other
                                        Term of                            Portfolios in   Trusteeships/
                         Position(s)  Office and                            Fund Complex   Directorships
                          Held with   Length of   Principal Occupation(s)   Overseen by        Held
Name, Address and Age       Fund     Time Served  During Past Five Years     Trustee**      by Trustee
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Lawrence C. Rafferty*    Chairman of Lifetime of  Chairman and Chief             12              None
Age: 61                  the Board   Trust until  Executive Officer of
                         of Trustees removal or   Rafferty, 1997-present;
                                     resignation; Chief Executive Officer
                                     Since 1997   of Rafferty Companies,
                                                  LLC, 1996-present; Chief
                                                  Executive Officer of
                                                  Rafferty Capital
                                                  Markets, Inc.,
                                                  1995-present.
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Jay F. Higgins*          Trustee     Lifetime of  Chairman, Bengal               12      Dwango North
Age: 58                              Trust until  Partners, 1998-present                 America Corp.
                                     removal or   (NASD Broker-Dealer).                  (radio, telephone
                                     resignation;                                        communications)
                                     Since 1997
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Non-Interested Trustees
------------------------ ----------- ------------ ------------------------ ------------- ------------------
                                                                              # of            Other
                                        Term of                            Portfolios in   Trusteeships/
                         Position(s)  Office and                            Fund Complex   Directorships
                          Held with   Length of    Principal Occupation(s)  Overseen by        Held
Name, Address and Age       Fund     Time Served   During Past Five Years    Trustee**      by Trustee
------------------------ ----------- ------------ ------------------------ ------------- ------------------

Daniel J. Byrne          Trustee     Lifetime of  President and Chief            12              None
Age: 59                              Trust until  Executive Officer of
                                     removal or   Byrne Securities Inc.,
                                     resignation; 1992-present; Trustee,
                                     Since 1997   The Opening Word
                                                  Program, Wyandanch, New
                                                  York.
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Kevin G. Boyle           Trustee     Lifetime of  President, Kevin G.            12              None
Age: 54                              Trust until  Boyle Securities, Inc.,
                                     removal or   1981-present.
                                     resignation;
                                     Since 2002
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Richard G. Jackson       Trustee     Lifetime of  Private Investor.              12              None
Age: 54                              Trust until
                                     removal or
                                     resignation;
                                     Since 2003
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Gerald E. Shanley III    Trustee     Lifetime of  Business Consultant,           12              None
Age: 60                              Trust until  1985-present; Trustee of
                                     removal or   Estate of Charles S.
                                     resignation; Payson, 1987-present.
                                     Since 1997
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Officers
------------------------ ----------- ------------ ------------------------ ------------- ------------------
                                                                              # of            Other
                                        Term of                            Portfolios in   Trusteeships/
                         Position(s)  Office and                            Fund Complex   Directorships
                          Held with   Length of    Principal Occupation(s)  Overseen by        Held
Name, Address and Age       Fund     Time Served   During Past Five Years    Trustee**      by Trustee
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Daniel D. O'Neill        Chief       One Year;    Managing Director of         N/A           None
Age: 35                  Executive   Since 2003   Rafferty, 1999-present;
                         Officer;                 Portfolio Manager,
                                                  Hermitage Capital
                                                  Management, 1998-1999;
                                                  Associate, Akin, Gump,
                                                  Strauss, Hauer & Feld,
                                                  LLP, 1995-1998 (law
                                                  firm).

                         President   One Year;
                                     Since 1999
------------------------ ----------- ------------  ----------------------- ------------- ------------------
Timothy P. Hagan         Vice        One Year;    Vice President of            N/A           None
100 S. Royal Street      President;  Since 2001   Rafferty, 1997-present.
Alexandria, VA 22314
Age: 60
                         Chief       One Year;
                         Financial   From 1997-
                         Officer     2001
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Philip A. Harding        Senior Vice One Year;    Vice President of            N/A           None
Age: 59                  President   Since 1997   Rafferty, 1997-present.
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Mark D. Edwards          Vice        One Year;    Vice President of            N/A           None
100 S. Royal Street      President;  Since 2002   Rafferty, 1997 to
Alexandria, VA 22314                              present.
Age: 45
                         Chief       One Year;
                         Financial   2001-2002;
                         Officer
                         Vice        One Year;
                         President   1997-2001
------------------------ ----------- ------------ ------------------------ ------------- ------------------

Jesse J. Noel            Chief       One Year;    Assistant Vice President     N/A           None
100 S. Royal Street      Financial   Since 2002   of Rafferty,
Alexandria, VA 22314     Officer                  2002-present; Mutual
Age: 33                                           Fund Accountant, U.S.
                                                  Bancorp Fund Services,
                                                  LLC, 1997-1999.
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Robert J. Zutz           Secretary   One Year;    Partner, Kirkpatrick &       N/A           None
1800 Massachusetts Ave.              Since 1997   Lockhart LLP (law firm).
Washington, DC 20036
Age: 50
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Eric W. Falkeis          Assistant   One Year;    Vice President, U.S.         N/A           None
615 East Michigan Street Secretary   Since 1997   Bancorp Fund Services
Milwaukee, WI 53202                               LLC, 1997-present.
Age: 30
------------------------ ----------- ------------ ------------------------ ------------- ------------------

* Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.
** The Potomac Funds currently offer for sale to the public 12 portfolios of the 20 currently registered with the SEC. In addition, the Potomac Insurance Trust currently consists of 18 separate portfolios, none of which are offered for sale to the public.



The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met once during the most recent fiscal period.

The Trust also has a nominating committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The nominating committee also evaluates and nominates Board member candidates. The nominating committee does not have a policy regarding the consideration of nominees recommended by shareholders. The Nominating Committee did not meet during the Trust's most recent fiscal year.

The following table shows the amount of equity securities in the Funds owned by the Trustees as of the calendar year ended December 31, 2002:



------------------------ ------------------------------ --------------------------------
Dollar Range of Equity      Interested Trustees:            Disinterested Trustees:
   Securities Owned:
------------------------ ------------- ------- -------- --------- ---------- -----------
                         Lawrence C.   Jay F.  Kevin G. Daniel J. Richard G. Gerald E.
                         Rafferty      Higgins Boyle    Byrne     Jackson*   Shanley III
------------------------ ------------- ------- -------- --------- ---------- -----------
 Warwick Fund            $ 0           $ 0     $ 0      $ 0       $ 0        $ 0
------------------------ ------------- ------- -------- --------- ---------- -----------
Aggregate Dollar Range   Over $100,000 $ 0     $ 0      $50,000-  $ 0        $ 0
of Equity Securities in                                 $100,000
the Potomac Funds**
------------------------ ------------ ------- -------- --------- ---------- -----------

* Mr. Jackson was newly elected to the Board of Trustees on November 11, 2003. For the calendar year ended December 31, 2002, Mr. Jackson served on the Board of Trustees until his resignation effective December 10, 2002.
** Please note that there are numerous other portfolios within the Trust discussed in a separate Statements of Additional Information that account for the aggregate dollar amount shown above.

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Trust for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended August 31, 2003.



------------------------ ----------------- ------------------------ ---------------- -----------------
                                                                                         Aggregate
                             Aggregate       Pension or Retirement  Estimated Annual Compensation From
                         Compensation From Benefits Accrued As Part   Benefits Upon  the Trust Paid to
Name of Person, Position     the Trust      of the Trust's Expenses    Retirement      the Trustees
------------------------ ----------------- ------------------------ ---------------- -----------------
Interested Trustees

Lawrence C. Rafferty            $0                    $0                   $0               $0

Jay F. Higgins                  $0                    $0                   $0               $0

Disinterested Trustees

Kevin G. Boyle                $7,500                  $0                   $0             $7,500

Daniel J. Byrne               $9,500                  $0                   $0             $9,500

Richard G. Jackson*             $0                    $0                   $0               $0

Gerald E. Shanley III         $9,500                  $0                   $0             $9,500
------------------------ ----------------- ------------------------ ---------------- -----------------

* Mr. Jackson was newly elected to the Board of Trustees on November 11, 2003.


Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of December 1, 2003, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Warwick Fund--Investor Class

---------------------------------------------------- ------------------------
Name and Address                                           % Ownership
---------------------------------------------------- ------------------------
Trust Company of America                                     99.58%
FBO 128
P.O. Box 6503
Englewood, CO 80155-6503
---------------------------------------------------- ------------------------

In addition, as of December 1, 2003, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Warwick Fund.


Investment Adviser and Subadviser

Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York, 10110, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997.

Under an Investment Advisory Agreement between the Trust, on behalf of the Funds, and Rafferty ("Advisory Agreement"), Rafferty provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty at an annual rate of 1.00% based on its average daily net assets.


Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses (excluding dividends on short positions and interest expenses relating to swap contracts) to the extent that Fund expenses exceed 2.00% of average daily net assets for the period ending August 31, 2004. If overall expenses fall below these percentage limitations, then the Funds may reimburse Rafferty within the following three fiscal years. There is no assurance that Rafferty will continue this waiver after this date. During the Warwick Fund's fiscal period November 1, 2002 through August 31, 2003, Rafferty received fees of $272,738 under the Advisory Agreement.


The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or Rafferty.


Under a Subadvisory Agreement, dated November 1, 2002, between Rafferty and Gustafson Baxter Financial Services, Inc. ("GBFS"), GBFS, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Funds for a fee payable by Rafferty. Specifically, Rafferty and GBFS jointly will manage the Funds' assets. An investment team from Rafferty and GBFS jointly will manage and be responsible for the Funds' assets. Under the subadviser arrangement, GBFS will direct, through Rafferty, the allocation of Fund assets among specific asset categories. Then, Rafferty will implement GBFS's allocation decisions for each Fund by selecting the particular securities that will comprise the asset categories in which a Fund will invest and place all brokerage orders for the purchase and sale of those securities.

The Subadvisory Agreement was approved by the Board of the Trust (including all of the Trustees who are not "interested persons" of the Rafferty or GBFS, as defined under the 1940 Act) and the shareholders of the applicable Fund, in compliance with the 1940 Act. The Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by
(1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty, GBFS or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of each applicable Fund. The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than 60 days' written notice by Rafferty or 90 days' written notice by GBFS. Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of GBFS upon termination of the Subadvisory Agreement. For the Warwick Fund, Rafferty pays GBFS out of its management fees an annual fee equal to 0.40% of Fund assets up to $40 million, 0.60% of Fund assets between $40 million and $100 million, and 0.70% of Fund assets in excess of $100 million.

In approving the Advisory and Subadvisory Agreements (the "Agreements"), the Trustees considered, among other factors: (1) the respective roles of Rafferty and GBFS in servicing the Funds, (2) the experience of Rafferty and GBFS in providing the proposed services to the Funds; (3) the background and experience of specific individuals at Rafferty and GBFS who will be servicing the Funds;
(4) the compliance capabilities of Rafferty and GBFS; (5) the extent to which Rafferty will supervise GBFS; (6) the proposed management and subadvisory fees to be received by Rafferty and GBFS, respectively; and (7) the time and resources available at Rafferty and GBFS to service the Funds.


Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

GBFS shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.


Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty, GBFS, and the distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.


Proxy Voting Policies and Procedures


The Board has adopted proxy voting policies and procedures ("Proxy Policies") wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Funds' investments.

Proxy Voting Guidelines. In the absence of special circumstances, Rafferty will vote proxies in accordance with the proxy voting guidelines ("Proxy Guidelines") adopted as part of the Trust's Proxy Policies. Generally, the Guidelines call for Rafferty to vote proxies so as to promote the long-term economic value of the underlying security. The Guidelines distinguish between Routine and Non-Routine proposals.

In general, routine proposal are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders. Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security. Examples of non-routine proposals would include, among other things, decisions as to mergers and acquisitions affecting the company, corporate restructuring, poison pill provisions, and changes in capitalization. These proposals require special consideration by Rafferty, and these decisions are made on a case-by-case basis.

Conflicts of Interest. The Guidelines also address procedures to be used by Rafferty when there is a conflict of interest between the interests of Rafferty (or its affiliates) and the interests of the Funds. Each proxy is reviewed by Rafferty to assess the extent to which there may be a material conflict of interest between Rafferty or its affiliates. With respect to conflicts of interest regarding the Funds, Rafferty will notify the Board as to the nature of the conflict to assist in its resolution.

More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Proxy Policies are also available by calling 1-800-851-0511 and will be sent within three business days of receipt of a request.


Fund Administrator, Fund Accountant Transfer Agent and Custodian


U.S. Bancorp Fund Services, LLC (the "Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, the (Administrator") provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Funds, which include holding and administering the assets in the Funds' portfolios.

Pursuant to an Administration Servicing Agreement ("Service Agreement") between the Trust and the "Administrator", the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the Trust's total average daily net assets of .09% on assets between $250 million and $1 billion, and .08% on the remaining balance with a base fee of $190,000 for the first $250 million. The Administrator also is entitled to certain out-of-pocket expenses. For the fiscal period November 1, 2002 through August 31, 2003, the Administrator received fees of $24,646 from the Warwick Fund.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for these services, the Trust pays the Fund Accountant a fee based on the Trust's total average daily net assets of .09% on assets between $250 million and $500 million, .05% on the next $500 million, and .025% of the remaining balance with a base fee of $255,000 for the first $250 million.


The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Distributor


Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year period November 1, 2002 through August 31, 2003, the Distributor received $2,500 as compensation from Rafferty for distribution services. Mr. Rafferty is an affiliated person of the Distributor.


Distribution Plan


Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a separate plan for the Investor Class ("Plan") of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of the Class' shares and the servicing and maintenance of existing Class shareholder accounts. Pursuant to the Plan, a Fund may pay up to 0.25% of its average daily net assets.


The Plan was approved by the Trustees and the Independent Trustees of the Funds. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.


The table below show the amount of 12b-1 fees paid by the Warwick Fund for the fiscal period November 1, 2002 through August 31, 2003:


------------ ----------- -------- ----------- --------- ------------ --------- ----------
Fund         Advertising Printing Payment     Payment   Compensation  Other     Total
               and         and       to          to      to Sales    Marketing 12b-1 fees
             Marketing   Postage  Distributor Dealers   Personnel     Expenses    paid
------------ ----------- -------- ----------- --------- ------------ --------- ----------
Warwick Fund $     0.00  $   0.00 $    0.00   $  68,184 $     0.00   $    0.00 $  68,184
------------ ----------- -------- ----------- --------- ------------ --------- ----------

Independent Auditors

Ernst & Young, LLP ("E&Y), 875 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202, are the independent auditors for the Trust. The Financial Statements for the Warwick Fund for the fiscal period November 1, 2002 through August 31, 2003 have been audited by E&Y and are incorporated by reference herein with reliance upon the report of said Firm of auditors, which is given upon their authority as experts in accounting and auditing.


                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is determined daily, Monday through Friday, as of fifteen minutes after the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:15 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded in the Nasdaq Stock Market for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.


For purposes of determining net asset value per share of a Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-dividend date.

Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

                            PURCHASES AND REDEMPTIONS

Retirement Plans

Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish an individual retirement account ("IRA"). An individual may make limited contributions to an IRA of up to $3,000 per year (or $6,000, if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Funds. The Internal Revenue Code of 1986, as amended ("Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA"; although contributions to these new types of IRAs are nondeductible, withdrawals from them will not be taxable under certain circumstances. An IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans.

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.


Anti-Money Laundering.

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Funds' Customer Identification Program, the Funds' Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.


Redemption in Kind

A Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

Redemptions by Telephone

Shareholders may redeem shares of the Funds by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

Receiving Payment

Payment of redemption proceeds will be made within seven days following a Fund's receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

A redemption request will be considered to be received in "good order" if:

o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;
o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;
o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and
o the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets or disposal of a Fund's securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of Fund shareholders.


                               EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or
(2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectuses and below. Telephone requests for an exchange received by a Fund before the close of regular trading on the NYSE will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon 60 days' notice.


                             PERFORMANCE INFORMATION


Performance information in the Funds' Prospectus is calculated in accordance with the methods discussed below. The investment return and principal value for each Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs.


Average Total Return (before Taxes)

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Such average annual total return quotes for the Funds are calculated according to the following formula:

                                         n
                                   P(1+T) =ERV

     Where:
              "P"   = represents a hypothetical initial investment of $1,000;
              "T"   = represents average annual total return;
              "n"   = number of years (either 1, 5 or 10)
              "ERV" = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods, as applicable, at the end of that period


Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods or a shorter period dating from the commencement of a Fund's operations. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

From time to time, each Fund also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example, in comparing the total return of a Fund with data published by Lipper or with market indices, each Fund calculates its aggregate total return for the specified periods of time by assuming an investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

Average Annual Total Return (after Taxes on Distributions)

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

                                      n
                              P(1 + T) = ATV
                                            D

     Where:
              "P"      = represents a hypothetical initial investment of $1,000;
              "T"      = represents average annual total return;
              "n"      = represents the number of years; and
              "ATV(D)" = represents the ending value of the hypothetical initial investment after taxes on
                         distributions, not after
                         taxes on redemption.
                         Dividends and other
                         distributions are assumed to
                         be reinvested in shares at
                         the prices in effect on the
                         reinvestment dates. ATV(D)
                         will be adjusted to reflect
                         the effect of any absorption
                         of Fund expenses by the
                         Investment Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemption)

The Fund's quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

                                      n
                              P (1+ T)  = ATV
                                             DR

     Where:
             "P"       = represents a hypothetical initial investment of $1,000;
             "T"       = represents average annual total return;
             "n"       = represents the number of years; and
             "ATV(DR)" = represents the ending redeemable value of the
                         hypothetical initial investment after
                         taxes on distributions and
                         redemption. Dividends and
                         other distributions are
                         assumed to be reinvested in
                         shares at the prices in
                         effect on the reinvestment
                         dates. ATV(DR) will be
                         adjusted to reflect the
                         effect of any absorption of
                         Fund expenses by the
                         Investment Adviser.


                        SHAREHOLDER AND OTHER INFORMATION

Shareholder Information

Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each series has equal voting rights, except that, in matters affecting only a particular series, only shares of that series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or a Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.


                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Dividends from net investment income and any distributions of realized net capital gains are as described in the Prospectus under "Distributions and Taxes." All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

Taxes


Regulated Investment Company Status. Each Fund is treated as a separate corporation for Federal income tax purposes and will seek to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. Because of the investment strategies of each Fund, there can be no assurance that any Fund will qualify as a RIC. If a Fund so qualifies and satisfies the distribution requirement under the Code (described in the following paragraph) for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year. If a Fund fails to qualify for treatment as a RIC for any taxable year, (a) its taxable income, including net capital gain, will be taxed at corporate income tax rates (up to 35%) and it will not receive a deduction for distributions to its shareholders, (b) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits and (c) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (described below), with the result that the Contracts supported by that account would no longer be eligible for tax deferral.


To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although each Fund intends to satisfy the foregoing requirements, there is no assurance that each Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that such a Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by those Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

Additional Diversification Requirement. Each Fund intends to comply with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement, which is in addition to the Diversification Requirements imposed on the Funds, place certain limitations on the assets of each Separate Account -- and, because section 817(h) and those regulations treat the assets of each Fund as assets of the related Separate Account, of each Fund -- that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the Diversification Requirements are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Fund to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

Income from Foreign Securities. Dividends and interest received by a Fund, and gains realized by a Fund, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund's adjusted basis in each PFIC's stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Code section 1092 (dealing with straddles) also may affect the taxation of derivatives in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).







                                   PROSPECTUS

                            [THE POTOMAC FUNDS LOGO]


                                 INVESTOR CLASS
                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511

                  PLUS FUNDS                             SHORT FUNDS
            Potomac Japan Plus Fund                Potomac Japan/Short Fund
           Potomac MidCap Plus Fund               Potomac Mid Cap/Short Fund
        Potomac Total Market Plus Fund         Potomac Total Market/Short Fund




Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                 January 2, 2004



                                Table of Contents

Potomac Funds Prospectus

OVERVIEW OF THE POTOMAC FUNDS..................................................1

THE POTOMAC FUNDS..............................................................5
    Potomac Japan Funds........................................................5
    POTOMAC MIDCAP FUNDS.......................................................6
    POTOMAC TOTAL MARKET FUNDS.................................................7

ABOUT YOUR INVESTMENT.........................................................14
    Share Prices of the Potomac Funds.........................................14
    Rule 12b-1 Fees...........................................................15
    How to Invest in SHARES OF the Funds......................................16
    How to Exchange Shares of the Funds.......................................18
    How to Sell Shares of the Funds...........................................19
    Account and Transaction Policies..........................................20

ADDITIONAL INFORMATION........................................................22
    Management of the Funds...................................................22
    Distributions.............................................................22
    Taxes.....................................................................23
    Master/Feeder Structure Option............................................23

FINANCIAL HIGHLIGHTS..........................................................24

MORE INFORMATION ON THE POTOMAC FUNDS.................................BACK COVER


No person has been authorized to give any information or to make any representation not contained in this Prospectus, or in the SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor. This Prospectus does not constitute an offering by the Funds in any jurisdiction in which such an offering may not lawfully be made.



                          OVERVIEW OF THE POTOMAC FUNDS

--------------------------------------------------------------------------------
POTOMAC FUNDS OBJECTIVES
--------------------------------------------------------------------------------


This Prospectus offers the Investor Class shares of those Potomac Funds listed on the front cover. The Investor Class is offered to individual investors.


Each Plus Fund is designed to provide a return that is greater than the return provided by its target index when the value of the target index rises. Unlike traditional index funds, each Plus Fund seeks to provide a return that is equal to 125% of the return of its target index. Each "short" fund is designed to provide investment results that are opposite of the return of its target index.


As an example, each of the Potomac Japan Plus Fund and the Potomac Japan/Short Fund is targeted to the Nikkei 225 Stock Average ("Nikkei Index"). If, on a given day, the Nikkei Index gains 2%, the Japan Plus Fund is designed to gain approximately 2.5% (which is equal to 125% of 2%), while the Japan/Short Fund is designed to lose 2%. Conversely, if the Nikkei Index loses 1%, the Japan/Short Fund is designed to gain 1% on a given day, while the Japan Plus Fund is designed to lose 1.25%.

To achieve these results, the Potomac Funds use aggressive investment techniques such as engaging in futures and options transactions. As a result, the Potomac Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. These Funds are suitable for purchase by active investors and frequently are used by investors who engage in market timing activities. There is no assurance that the Potomac Funds will achieve their objectives.


--------------------------------------------------------------------------------
INVESTMENT TECHNIQUES AND POLICIES
--------------------------------------------------------------------------------


Rafferty Asset Management, LLC ("Rafferty"), the investment advisor to each Potomac Fund, uses a number of investment techniques in an effort to achieve the stated goal for each Potomac Fund. For the Potomac Plus Funds, Rafferty attempts to magnify the daily returns of each Plus Fund's target index while the Potomac Short Funds are managed to provide returns inverse (opposite) to the daily return of each Short Fund's target index. Rafferty generally does not use fundamental securities analysis to accomplish such correlation. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and techniques it employs. As a consequence, if a Fund is performing as designed, the return of the target index will dictate the return for that Fund.

Each Potomac Plus Fund invests significantly in futures contracts on stock indexes, swap agreements, options on futures contracts and financial instruments such as options on securities and stock indexes options. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Plus Fund.


Each Potomac Fund is designed to provide daily investment returns that are a multiple of the returns of its target index. While Rafferty attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of the Fund and the performance of its target index), certain factors will tend to cause a Fund's investment results to vary from the stated objective. During periods of market volatility, a Fund may have difficulty in achieving its targeted return on a daily basis due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Fund. A Fund that meets its daily targets over a period of time will not necessarily produce the returns that might be expected in light of the returns of its target index for that period. The difference results from the compounding effect of fluctuations in the market, the use of leverage for the Plus Funds, and the inverse correlation for the Short Funds to achieve a Fund's investment objective.

It is the policy of each Potomac Fund to pursue its investment objective regardless of market conditions and not to take defensive positions. A Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its target index. However, because it may be difficult for a Fund to achieve its stated investment objective anytime its assets fall below $2 million, Rafferty may invest assets of a Fund in short-term U.S. Government securities until the level of net assets is sufficient to permit investment in the desired investments. As a result, such a Fund may not achieve its investment objective during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call (888) 976-8662.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------

An investment in any of the Potomac Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve its objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.


Market Timing Activity and High Portfolio Turnover

Rafferty expects a significant portion of the Potomac Funds' assets to come from professional money managers and investors who use the Funds as part of "asset allocation" and "market timing" investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds' portfolio turnover, which involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds' performance. In addition, large movements of assets into and out of the Funds may negatively impact their abilities to achieve their investment objectives or their desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer term investments.


Risk of Poor Tracking

Several factors may affect a Fund's ability to achieve its targeted return on a daily basis. During periods of market volatility, a Fund may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by a Fund. A failure to achieve its targeted return on a daily basis may cause a Fund to provide returns over a longer period that are worse than expected.

Risks of Aggressive Investment Techniques

The Funds use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, swap agreements, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, a Fund's short-term performance will reflect such deviation from its target index.

Leverage Risk

Each Potomac Plus Fund employs leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of these Plus Funds and makes them more volatile. The leveraged investment techniques that these Funds employ should cause investors in these Funds to lose more money in adverse environments.

Inverse Correlation Risk

Each Potomac Short Fund is negatively correlated to its target index and should lose money when its target index rises - a result that is the opposite from traditional equity mutual funds. Because each Potomac Short Fund seeks daily returns inverse to its target index, the difference between a Potomac Short Fund's daily return and the return of its target index may be negatively compounded during periods in which the markets decline.

Risks of Investing in Equity Securities and Derivatives

The Funds may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Funds invest will cause the net asset value of the Funds to fluctuate.

Swap Agreement Risks

Each Fund may enter into swap agreements. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Risk of Trading Halts

In certain circumstances, an exchange may halt trading in securities held by a Fund. If such trading halts are instituted at the close of a trading day, a Fund will not be able to execute purchase or sales transactions in the specific option or futures contracts affected. In such an event, a Fund also may be unable to accurately price its outstanding contracts. If a Fund is affected by such a halt, it may reject investors' orders for purchases or exchanges received earlier during the business day.

Risk of Early Closing

The normal close of trading of securities listed on the Nasdaq Stock Market and the New York Stock Exchange (NYSE) is 4:00 p.m. Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in the trading day, a Fund might incur substantial trading losses.

Risk of Non-Diversification

The Funds are non-diversified, which means that they may invest a high percentage of their assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Medium Capitalization Companies:

The Potomac MidCap Funds are subject to the risks of investing in mid-capitalization companies. Mid Cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, the value of mid cap stocks tends to fluctuate more in price than the stocks of large companies. Further, stocks of mid cap companies could be more difficult to liquidate during market declines compared to the shares of companies with greater capitalization.

Risks of Investing in Small-Capitalization Companies


Investing in the securities of small-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more established companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.


Risks of Investing in Japanese Companies

The Potomac Japan Funds may invest without limit indirectly in Japanese securities through American Depositary Receipts ("ADRs"). Investments in Japanese securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in Japan. Japanese laws and accounting, auditing, and financial reporting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.


                                THE POTOMAC FUNDS

--------------------------------------------------------------------------------
POTOMAC JAPAN FUNDS
--------------------------------------------------------------------------------

Objectives


The Potomac Japan Plus Fund seeks to provide investment returns that correspond to 125% of the performance of the Nikkei Index. If it is successful in meeting its objective, the net asset value of Japan Plus Fund shares should increase approximately one and a quarter as much as the Nikkei Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Japan Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Nikkei Index decline on a given day.


The Potomac Japan/Short Fund seeks to provide investment returns that inversely correspond (opposite) to the performance of the Nikkei Index. If it is successful in meeting its objective, the net asset value of Japan/Short Fund shares should increase in direct proportion to any decrease in the level of the Nikkei Index on a given day. Conversely, the net asset value of shares in the Japan/Short Fund should decrease in direct proportion to any increase in the level of the Nikkei Index on a given day.

The Potomac Japan Funds' investment objectives are not fundamental policies and may be changed by the Potomac Funds' Board of Trustees without shareholder approval.

Core Investments

In attempting to achieve their objectives, the Potomac Japan Funds will not invest directly in the securities of the companies that comprise the Nikkei
Index. Rather, the Potomac Japan Funds intend to invest in ADRs of such companies and other securities that the investment advisor believes would provide a return that approximates the Nikkei Index. The Potomac Japan Funds also will enter into long and short positions, respectively, in stock index futures contracts, swap agreements, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds intend to hold U.S. Government securities to collateralize these futures and options contracts and swap agreements. In addition, the Funds will enter into repurchase agreements.

Each Potomac Japan Fund, under normal circumstances, invests at least 80% of its net assets in a manner designed to provide investment returns that for the Japan Plus Fund correspond to 125% of the performance of an index that tracks the stocks of Japanese companies, and for the Japan/Short Fund inversely correspond to the performance of such index, which includes investments in ADRs of Japanese companies, over-the-counter securities, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.

Target Index

The Nikkei 225 Stock Average is a price-weighted index of the 225 largest Japanese companies listed on the Tokyo Stock Exchange. The Nikkei Index was first published in 1949 and is generally considered as a proxy for the Japanese large-capitalization equity market.


Principal Risks

The principal risks associated with investing in the Potomac Japan Funds are discussed in the "Overview" section above under the heading titled "Principal Risk Factors".


--------------------------------------------------------------------------------
POTOMAC MIDCAP FUNDS
--------------------------------------------------------------------------------


Objectives

The Potomac MidCap Plus Fund seeks to provide investment returns that correspond to 125% of the performance of the S&P MidCap 400 Index(TM) ("MidCap Index"). If it is successful in meeting its objective, the net asset value of MidCap Plus Fund shares should increase approximately one and a quarter as much as the MidCap Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the MidCap Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the MidCap Index decline on a given day.

The Potomac MidCap/Short Fund seeks to provide investment returns that inversely correspond (opposite) to the performance of the MidCap Index. If it is successful in meeting its objective, the net asset value of MidCap/Short Fund shares should increase in direct proportion to any decrease in the level of the MidCap Index on a given day. Conversely, the net asset value of shares in the MidCap/Short Fund should decrease in direct proportion to any increase in the level of the MidCap Index on a given day.

The Potomac MidCap Funds' investment objectives are not fundamental policies and may be changed by the Potomac Funds' Board of Trustees without shareholder approval.

Core Investments

In attempting to achieve their objectives, the Potomac MidCap Funds primarily invest directly in the securities of the companies that comprise the MidCap Index. In addition, the Potomac MidCap Plus Fund enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. The Potomac MidCap/Short Fund also enters into short positions in the securities of the companies that comprise the MidCap Index, stock index futures contracts, swap agreements, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Each Potomac MidCap Fund, under normal circumstances, invests at least 80% of its net assets in a manner designed to provide investment returns that for the MidCap Plus Fund correspond to 125% of the performance of a market index that tracks the stock of mid-capitalization companies and for the MidCap/Short Fund inversely correspond to the performance of such index, which includes investments in securities of companies that comprise such index, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.

Target Index

The MidCap Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The MidCap Index is a market-value weighted index and was the first benchmark of midcap stock price movement. As of October 14, 2003, the median market capitalization of the companies included in the MidCap Index was approximately $1.84 billion. Standard & Poor's is not a sponsor of, or in any way affiliated with, the Potomac Funds.

Principal Risks

The principal risks associated with investing in the Potomac MidCap Funds are discussed in the "Overview" section above under the heading titled "Principal Risk Factors".


--------------------------------------------------------------------------------
POTOMAC TOTAL MARKET FUNDS
--------------------------------------------------------------------------------


Objectives

The Potomac Total Market Plus Fund seeks to provide investment returns that correspond to 125% of the performance of the S&P SuperComposite 1500 Index ("S&P 1500 Index"). If it is successful in meeting its objective, the net asset value of Total Market Plus Fund shares should increase approximately one and a quarter as much as the S&P 1500 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Total Market Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the S&P 1500 Index decline on a given day.

The Potomac Total Market/Short Fund seeks to provide investment returns that inversely correspond (opposite) to the performance of the S&P 1500 Index. If it is successful in meeting its objective, the net asset value of Total Market/Short Fund shares should increase in direct proportion to any decrease in the level of the S&P 1500 SuperCompositeIndex on a given day. Conversely, the net asset value of shares in the Total Market/Short Fund should decrease in direct proportion to any increase in the level of the S&P 1500 Index on a given day.

The Potomac Total Market Funds' investment objectives are not fundamental policies and may be changed by the Potomac Funds' Board of Trustees without shareholder approval.

Core Investments

In attempting to achieve their objectives, the Potomac Total Market Funds primarily invest directly in the securities of the companies that comprise the S&P 1500 Index using a "sampling" technique. Because it would be very expensive and inefficient to buy and sell all securities in the S&P 1500 Index, Rafferty will select from the S&P 1500 Index a representative sample of securities that resemble the Index in terms of risk factors and industry weightings, market capitalization and other characteristics. In addition, the Potomac Total Market Plus Fund enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. The Potomac Total Market/Short Fund also enters into short positions in securities of companies that comprise the S&P 1500 Index, stock index futures contracts, swap agreements, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Each Total Market Fund, under normal circumstances, seeks to achieve its investment objective by investing in a manner designed to provide investment returns that for the Total Market Plus Fund correspond to 125% of the performance of an index that tracks the stocks of the broad U.S. equities market and for the Total Market/Short Fund inversely correspond to the performance of such index, which includes investments in securities of companies that comprise such index, stock index futures contracts, options on stock index futures contracts, swap agreements, options on securities and stock indices, U.S. Government securities and repurchase agreements.

Target Index

The Standard & Poor's SuperComposite 1500 Index is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P 500 Index, S&P MidCap 400 Index and the S&P 600 SmallCap Index. The S&P 1500 Index is meant to represent the performance of the broad U.S. equities market, consisting of 87% of total U.S. equity market capitalization, including small-, medium- and large-capitalization companies. Standard & Poor's is not a sponsor of, or in any way affiliated with, the Potomac Funds.

Principal Risks

The principal risks associated with investing in the Potomac Total Market Funds are discussed in the "Overview" section above under the heading titled "Principal Risk Factors".


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

This Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns because the classes of the Potomac Funds included in this Prospectus have not commenced operations as of the date of this Prospectus.

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------


The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Because the Potomac Funds included in the Prospectus were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ended August 31, 2004.

Shareholder Fees *(fees paid directly from your investment)
----------------

Maximum Sales Charge Imposed on Purchases (as a % of offering price)....... None
Maximum Deferred Sales Charge (as a % of original purchase price).......... None

Annual Operating Expenses (expenses that are deducted from Fund assets)
-------------------------

                                                                  Total   Total
                                 Japan  Japan/  Mid Cap Mid Cap/ Market  Market/
                                 Plus    Short   Plus    Short    Plus    Short
                                 ----    -----   ----    -----    ----    -----
Management Fees................. 0.75%  0.90%    0.75%   0.90%    0.75%   0.90%
Distribution (12b-1) Fees+...... 0.00%  0.00%    0.26%   0.00%    0.26%   0.00%
Other Expenses++................ 1.32%  1.84%    0.74%   1.38%    0.74%   1.38%
                                 -----  -----    ----    ----     -----   -----
Total Annual Operating Expenses. 2.07%  2.74%    1.75%   2.28%    1.75%   2.28%
                                 =====  =====    ====    ====     =====   =====

* Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.
+ The Board of Trustees has authorized payment by each Fund of Rule 12b-1 fees of an amount equal to the difference between a Fund's Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses of 1.75% for the Plus Funds and 1.95% for the Short Funds.
++ Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse each Fund's Other Expenses through August 31, 2004 to the extent that the Total Annual Operating Expenses exceed 1.75% for the Plus Funds and 1.95% for the Short Funds. Rafferty may choose to terminate this waiver or revise the limits on total annual operating expenses at any time. If overall expenses fall below these percentage limitations, then such Fund may reimburse Rafferty for such waivers and reimbursements within the following three fiscal years.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------


The Example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the periods shown and then redeem all of your shares at the end of the periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same through each year. Because the Funds were not operational during the prior fiscal year, expenses for 5 Years and 10 Years are not required to be shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 Year  3 Years
Japan Plus Fund...............................................    $210    $649
Japan/Short Fund..............................................    $277    $850
Potomac MidCap Plus Fund......................................    $178    $551
Potomac MidCap/Short Fund.....................................    $231    $712
Potomac Total Market Plus Fund................................    $178    $551
Potomac Total Market/Short Fund ..............................    $231    $712



                              ABOUT YOUR INVESTMENT

--------------------------------------------------------------------------------
SHARE PRICES OF THE POTOMAC FUNDS
--------------------------------------------------------------------------------


A Fund's share price is known as its net asset value (NAV). For all of the Funds, the share prices are calculated fifteen minutes after the close of regular trading, usually as of 4:15 p.m. Eastern Time, each day the NYSE is open for business. Share price is calculated by dividing a Fund's net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

|X| equity securities, OTC securities, swap agreements, options and futures are valued at their last sales price, or if not available, the average of the last bid and ask prices;

|X|  options on futures are valued at their closing price;

|X| short-term debt securities and money market securities are valued using the "amortized" cost method; and

|X| securities for which a price is unavailable will be valued at fair value estimates by the investment advisor under the supervision of the Board of Trustees.

|X| securities primarily traded in the Nasdaq Stock Market are valued using the Nasdaq Official Closing Price ("NOCP").


--------------------------------------------------------------------------------
RULE 12B-1 FEES
--------------------------------------------------------------------------------


The Funds have adopted a distribution plan under Rule 12b-1 for Investor Class shares. The plan allows the Funds to pay distribution and sales fees for the sale of the Funds' shares and for other shareholder services. Because these fees are paid out of the Investor Class' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the plan, the fees may amount to up to 1.00% of the Investor Classes' average daily net assets. The Board has authorized each Fund to pay Rule 12b-1 fees of an amount equal to the difference between a Fund's Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses of 1.75% for the Plus Funds and 1.95% for the Short Funds.


--------------------------------------------------------------------------------
HOW TO INVEST IN SHARES OF THE FUNDS
--------------------------------------------------------------------------------

You may invest in the Funds through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any services fees for retirement accounts are available directly from the Potomac Funds. You may invest directly with the Funds or through certain brokers or dealers. Any transaction effected through a broker or dealer may be subject to a processing fee.

Minimum Investment


The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Funds. For example, if you decide to invest $10,000 in three of the Potomac Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.


                               Minimum Initial Investment  Subsequent-Investment
       Regular Accounts........ $   10,000                   $   1,000
       Retirement Accounts..... $   10,000                   $       0

Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.


Transaction Cut-off Times

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent or an authorized financial intermediary, subject to the Funds' transaction cut-off times. Currently, all requests received in good form before 3:55 p.m. Eastern time (1:00 p.m. Eastern time for the Money Market Fund) will be processed on that same day. Requests received after the cut-off times will receive the next business day's NAV.

Good Form

Good form means that your purchase (whether directly or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include (1) the name of the Fund, (2) the dollar amount of shares to be purchased and (3) your purchase application or investment stub. An Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Application and receives correct payment by check or wire transfer.


Purchasing Shares

By Mail:

o    Complete and sign your Account Application.


o    Indicate the Fund, the class of shares and the amount you wish to invest.


o Mail your check (payable to "Potomac Funds") along with the completed Account Application to:


                    Regular Mail                     Express/Overnight Mail
     -----------------------------------    ------------------------------------
     Potomac Funds                          Potomac Funds
     c/o U.S. Bancorp Fund Services, LLC    c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 1993                          Mutual Fund Services-- 3rd Floor
     Milwaukee, Wisconsin 53201-1993        615 East Michigan Street
                                            Milwaukee, Wisconsin 53202

o Cash, credit cards, and credit card checks will not be accepted by the Funds. The Funds will also not accept payment in cashier's check or money orders, unless the cashier's checks or money orders are in excess of $10,000. Also, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, traveler's checks or starter checks for the purchase of shares.

o    All purchases must be made in U.S. dollars through a U.S. bank.


o If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

o You will receive written confirmation by mail, but we do not issue share certificates.


The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder's identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Funds do not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.



By Bank Wire Transfer:

o Call the Potomac Funds' Transfer Agent at (800) 851-0511 to receive your account number.

o    Wire your payment through the Federal Reserve System as follows:

                           U.S. Bank, N.A.
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202
                           ABA number: 075000022
                           For credit to U.S. Bancorp Fund Services, LLC Account Number 112-952-137
                           For further credit to the Potomac Funds
                           (Your name)
                           (Your account number)
                           (Name of Fund(s) to purchase) - Investor Class

o You will be charged a wire transfer fee of $15.00 in addition to any charges imposed by your bank.


o Once you have wired your investment, mail your completed and signed Account Application to the Potomac Funds.


o Wire orders will only be accepted from 9:00 a.m. to 3:55 p.m. Eastern Time. The Funds will not accept and process any wire orders for that day received after this time.

Through Financial Intermediaries:

o Select financial intermediaries are authorized to offer shares of the Funds.

o    These  financial   intermediaries  can  help  you  complete  the  necessary
     paperwork, mail your Account Application to the Potomac Funds and place your order to purchase shares of the Funds.

o Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds' Prospectus. Upon acceptance by your financial intermediary, your order will be processed at a Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.


--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES OF THE FUNDS
--------------------------------------------------------------------------------


You may exchange Investor Class shares of your current Fund(s) for shares of the Investor Class of any other Potomac Fund (including Potomac Funds not offered in this Prospectus) without any charges. To make an exchange:

o    Write or call the Funds' Transfer Agent or your financial intermediary.


o Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

o The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

o You must exchange at least a $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

o You may exchange by telephone only if you selected that option on your account application.

o You may exchange through the Internet by visiting the Potomac Funds' website at www.potomacfunds.com and activating your account.

o You may place exchange orders by telephone between 9:00 a.m. and 3:55 p.m. Eastern Time.

--------------------------------------------------------------------------------
HOW TO SELL SHARES OF THE FUNDS
--------------------------------------------------------------------------------


Generally


o You may sell all or part of your investment in the Funds at the next determined net asset value after we receive your order.


o    Your redemption order is subject to the Funds' transaction cut-off times.


o You normally will receive proceeds from any sales of Fund shares within seven days from the time a Fund receives your request in good order.

o For investments that have been made by check, payment on sales requests may be delayed until the Potomac Funds' Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 business days.

o Your proceeds will be sent to the address or wired to the bank listed on your Account Application.

By Telephone or By Mail

o    Call or write the Funds (see the address and telephone number above).

o You may only sell shares of the Funds by telephone if you selected that option on your Account Application.

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

By Wire Transfer

o    Call the Potomac Funds.

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

o    You must wire transfer at least $5,000.

o You will be charged a wire transfer fee of $15.00 in addition to any charges imposed by your bank.

o    Your  proceeds  will be  wired  only to the  bank  listed  on your  Account
     Application.


Through Financial Intermediaries

o Select financial intermediaries can place your order to sell shares of the Funds.

o Payment can be directed to your account normally within three business days after a financial intermediary places your order.


--------------------------------------------------------------------------------
ACCOUNT AND TRANSACTION POLICIES
--------------------------------------------------------------------------------

Order Policies

You may buy and sell shares of the Funds at their NAV computed after your order has been received in good order. Purchase and sell orders will be processed the same day at that day's NAV if received by 3:55 p.m. Eastern Time. The Funds will not accept and process any orders for that day received after this time.


There are certain times when you may be unable to sell shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of its assets or sell its holdings. The Funds reserve the right to reject any purchase order or suspend offering of their shares. Generally, a Fund may reject a purchase if it is disruptive to the efficient management of the Fund.

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 3:55 p.m. Eastern time on the prior day. In the event that a trade is deemed not to have been received in good form, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is cancelled, the Funds shall have the right to a return of proceeds.


Telephone Transactions

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

Signature Guarantees


In certain instances when you sell shares of the Funds, we will need your signature guaranteed. Signatures guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed under the following circumstances:


o    if your account registration or address has changed in the last 30 days,

o if the proceeds of your sale are mailed to an address other than the one listed with the Funds,

o    if the proceeds are payable to a third party,

o    if the sale is greater than $100,000,

o    if the wire instructions on the account are being changed, or

o if there are other unusual situations as determined by the Funds' Transfer Agent.

Low Balance Accounts


If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Funds. We will inform you in writing 30 days prior to selling shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell shares and send you the proceeds. We will not sell shares if your account value falls due to market fluctuations.

Redemption in Kind

The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund's portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.



                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Rafferty provides investment services to the Funds. Rafferty attempts to manage the investment of the Funds' assets consistent with their investment objectives, policies and limitations. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York, New York 10110.


Under an investment advisory agreement between the Potomac Funds and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds' daily net assets. The contractual fees are as follows:


                                             Advisory Fees Charged

   Plus Funds                                       0.75%
   Short Funds                                      0.90%


An investment committee of Rafferty employees has the day-to-day responsibility for managing the Potomac Funds.

--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------

Each Fund distributes dividends from its net investment income annually. Net investment income generally consists of interest income and dividends received on investments less expenses.

Each Fund also distributes any realized net capital gains annually. A Fund has capital gains when it sells its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.


Dividends and capital gain distributions will be reinvested automatically at NAV unless you request otherwise in writing. If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Potomac Fund account at that Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.



--------------------------------------------------------------------------------
TAXES
--------------------------------------------------------------------------------

The following table illustrates the potential tax liabilities for taxable accounts:

      Type of Transaction                          Tax Status*
--------------------------------------------  ----------------------------------
Dividend distribution                         Ordinary income rate
Distribution of net short-term capital gains  Ordinary income rate
Distribution of net long-term capital gains   Long-term capital gains rate
Sale or exchange of Fund shares owned
for more than one year                        Long-term capital gains or losses
Sale or exchange of Fund shares owned for     Gains are taxed at the same rate
one year or less                              as ordinary income; losses are
                                              subject to special rules
--------------------

* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.


If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 30% of your dividends and other distributions. Any tax withheld may be applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Funds by the IRS.


--------------------------------------------------------------------------------
MASTER/FEEDER STRUCTURE OPTION
--------------------------------------------------------------------------------


The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a "feeder" fund that attempts to meet its objective by investing all or a portion of its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.



                              FINANCIAL HIGHLIGHTS

There are no financial highlights for the Funds because none of the Potomac Funds described in this Prospectus were operational at the end of the most recent fiscal year.



                      More Information on the Potomac Funds

Statement of Additional Information (SAI): The Funds' SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

To Obtain the SAI or Fund Reports Free of Charge:

Write to:  Potomac Funds
            P.O. Box 1993
            Milwaukee, Wisconsin  53201-1993


Call:    (800) 851-0511

By Internet: www.potomacfunds.com


These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC's Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC File Number: 811-8243




                                   PROSPECTUS

                                 January 2, 2004





                            [THE POTOMAC FUNDS LOGO]




                                 INVESTOR CLASS





                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511





                                  POTOMAC FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

       100 South Royal Street                        500 Fifth Avenue, Suite 415
     Alexandria, Virginia 22314                       New York, New York 10110

                                 (800) 851-0511


The Potomac Funds (the "Trust") is a management investment company, or mutual fund, which currently consist of twenty separate investment portfolios. This Statement of Additional Information ("SAI") relates only to the following Investor shares of Funds (each a "Fund" together, the "Funds") as noted below.

The Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. The Funds are not designed for inexperienced or less sophisticated investors. These Funds primarily consist of pairs of Funds, each of which attempts to provide targeted returns to a specific index on a given day. The "plus" funds attempts to provide investment results that correlate to a target index, while the "short" funds attempts to provide investment results that are opposite of the return of a target index. In particular, the Funds below seek the following investment results as compared to their target indices:



FUND                              TARGET INDEX

Potomac Japan Plus Fund           125% of the performance of the Nikkei 225 Stock Average
Potomac Japan/Short Fund          Inverse (opposite) of the Nikkei 225 Stock Average
Potomac MidCap Plus Fund          125% of the performance of the S&P 400 MidCap Index(TM)
Potomac MidCap/Short Fund         Inverse (opposite) of the S&P 400 MidCap Index(TM)
Potomac Total Market Plus Fund    125% of the performance of the S&P SuperComposite 1500 Index
Potomac Total Market/Short Fund   Inverse (opposite) of the S&P SuperComposite 1500 Index

This SAI, dated January 2, 2004, is not a prospectus. It should be read in conjunction with the Funds' Prospectus dated January 2, 2004. This SAI is incorporated by reference into the Funds' Prospectus. In other words, it is legally part of the Funds prospectus.

As the Funds were not operational as the date of this SAI, there are no financial statements available. To receive a copy of the Prospectus or annual or semi-annual reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.





                                TABLE OF CONTENTS
                                                                            Page

THE POTOMAC FUNDS..............................................................1


CLASSIFICATION OF THE FUNDS....................................................2


INVESTMENT POLICIES AND TECHNIQUES.............................................2

     Core Investments..........................................................2
     American Depositary Receipts ("ADRs").....................................3
     Foreign Securities........................................................3
     Illiquid Investments and Restricted Securities............................3
     Indexed Securities........................................................4
     Investments in Other Investment Companies.................................5
     Options, Futures and Other Strategies.....................................6
     Repurchase Agreements....................................................13
     Swap Agreements..........................................................14
     Short Sales..............................................................15
     U.S. Government Securities...............................................16
     Other Investment Risks and Practices.....................................17
     Tracking Error...........................................................18

INVESTMENT RESTRICTIONS.......................................................19


PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................22


MANAGEMENT OF THE TRUST.......................................................23


     Trustees and Officers....................................................23
     Principal Shareholders, Control Persons, and Management Ownership........28
     Investment Advisor.......................................................28
     Proxy Voting Policies and Procedures.....................................30
     Fund Administrator, Fund Accountant, Transfer Agent and Custodian........31
     Distributor..............................................................32
     Distribution Plans.......................................................32
     Independent Auditors.....................................................33

DETERMINATION OF NET ASSET VALUE..............................................33


PURCHASES AND REDEMPTIONS.....................................................34

     Retirement Plans.........................................................34
     Anti-Money Laundering....................................................34
     Redemptions by Telephone.................................................34
     Redemption in Kind.......................................................35
     Receiving Payment........................................................35

EXCHANGE PRIVILEGE............................................................36


PERFORMANCE INFORMATION.......................................................37

     Comparative Information..................................................37
     Average Annual Total Return (before Taxes)...............................38
     Average Annual Total Return (after Taxes on Distributions)...............38
     Average Annual Total Return (after Taxes on Distributions and
        Redemptions)..........................................................39

SHAREHOLDER AND OTHER INFORMATION.............................................39


DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES......................................40

     Dividends and Other Distributions........................................40
     Taxes....................................................................40


                                THE POTOMAC FUNDS


The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of twenty separate series, of which twelve are currently offered to the public. This SAI relates only to the Investor Class Shares of the following Funds:

            PLUS FUNDS                                  SHORT FUNDS
      Potomac Japan Plus Fund                     Potomac Japan/Short Fund
     Potomac MidCap Plus Fund                    Potomac MidCap/Short Fund
  Potomac Total Market Plus Fund              Potomac Total Market/Short Fund

The Funds are  designed  principally  for  experienced  investors  who intend to follow an asset allocation strategy. These Funds are not designed for inexperienced or less sophisticated investors. An important feature of the Trust is that it primarily consists of pairs of Funds, each of which attempts to provide targeted returns to a specific index on a given day. A "plus" fund attempts to provide investment results that correlate to its target index, while a "short" fund attempts to provide investment results that are opposite of the return of its target index. In particular, the Funds below seek the following investment results as compared to their target indices:


FUND                             TARGET INDEX
Potomac Japan Plus Fund          125% of the performance of the Nikkei 225 Stock Average
Potomac Japan/Short Fund         Inverse (opposite) of the Nikkei 225 Stock Average
Potomac MidCap Plus Fund         125% of the performance of the S&P 400 MidCap IndexTM
Potomac MidCap/Short Fund        Inverse (opposite) of the S&P 400 MidCap IndexTM
Potomac Total Market Plus Fund   125% of the performance of the S&P SuperComposite 1500 Index
Potomac Total Market/Short Fund  Inverse (opposite) of the S&P SuperComposite 1500 Index

The terms "plus" and "short" in the Funds' names are not intended to refer to the duration of the Funds' investment portfolios. The Funds may be used independently or in combination with each other as part of an overall strategy. Investor Class shares are designed for sale directly to investors without a sales charge.


                           CLASSIFICATION OF THE FUNDS

Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. A Fund is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

A Fund's classification as a "non-diversified" series means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

                       INVESTMENT POLICIES AND TECHNIQUES

The Funds may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objective.

Core Investments

In general, the Funds invest at least 80% of their net assets (plus any borrowings for investment purposes) in a manner designed to provide investment returns that, for the Potomac Plus Funds, correspond to 125% of their respective indices and, for the Potomac Short Funds, that inversely correspond to their respective indices.

American Depositary Receipts ("ADRs")


All of the Funds may invest in ADRs and may sell ADRs short. ADRs are U.S. dollar denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.


Foreign Securities

The Japan Plus Fund and the Japan/Short Fund (each, a "Japan Fund" and collectively, the "Japan Funds") may invest in ADRs of companies that comprise the Nikkei 225 Index. The Japan Funds also may have indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Illiquid Investments and Restricted Securities

Each Fund may purchase and hold illiquid investments. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Board of Trustees ("Board" or "Trustees") or Rafferty Asset Management, LLC ("Rafferty"), the Funds' investment adviser, has determined under Board-approved guidelines are liquid. None of the Funds, however, currently anticipates investing in such restricted securities.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund may be unable to dispose of such securities promptly or at reasonable prices.


Indexed Securities

Each Fund may purchase indexed securities, which are securities the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

The Japan Funds may invest in currency-indexed securities. These securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one more specified foreign currencies, and may offer higher yields than U.S. Dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the value of a specified foreign currency increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when the value of a specified foreign currency increases, resulting in a security whose price characteristics are similar to a put on the underlying currency.


Investments in Other Investment Companies


Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. In accordance with the 1940 Act, each Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole.


Options, Futures and Other Strategies

General. Each Fund may use certain options (both traded on an exchange and OTC), futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, a Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund's investment objective and permitted by a Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place which, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the Amex Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

OTC Foreign Currency Options. OTC foreign currency options that may be used by the Japan Plus Fund and the Japan/Short Fund are European-style options. This means that the option is exercisable only immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Funds only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

If a Fund enters into futures contracts or options on futures contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Fund's assets that are at risk in futures contracts and options on futures contracts.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Foreign Currency Strategies - Risk Factors. Each Japan Fund may use options and futures contracts on Japanese Yen, as described above, and forward contracts on Japanese Yen, as described below.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. Dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, each Japan Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, each Japan Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts. Each Japan Fund may enter into forward currency contracts to purchase or sell Japanese Yen for a fixed amount of U.S. Dollars. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The cost to each Japan Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Japan Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Japan Fund would in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Japan Fund may be unable to close out a forward currency contract at any time prior to maturity. In either event, a Japan Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in a segregated account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Japan Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts.

Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Repurchase Agreements

Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

Each Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

Swap Agreements

The Funds may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Short Sales


The Funds may engage in short sale transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.


Until a Fund closes its short position or replaces the borrowed stock, the Fund will: (1) maintain an account containing cash or liquid assets at such a level that the amount deposited in the account plus that amount deposited with the broker as collateral will equal the current value of the stock sold short; or
(2) otherwise cover the Fund's short position.


The Japan Plus Fund, MidCap Plus Fund and Total Market Plus Fund each also may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the stock being sold at no additional cost ("selling short against the box").


U.S. Government Securities

The Funds may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.


Securities issued by U.S. Government-sponsored entities, such as the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLB") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are not backed by the full faith and credit of the U.S. Government and are not insured or guaranteed by the U.S. Government.


Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of a Fund's portfolio investments in these securities.

Other Investment Risks and Practices


Borrowing. The Funds may borrow money for investment purposes, which is a form of leveraging. However, the Short Funds currently do not intend to engage in such investments. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund's net asset value and on a Fund's investments. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.


The Funds may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, each Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. Each Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

Lending Portfolio Securities. Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. Each Fund currently has no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, frequently will redeem Fund shares, as well as exchange their Fund shares for shares of other Funds. A Fund may have to dispose of certain portfolio investments to maintain sufficient liquid assets to meet such redemption and exchange requests, thereby causing a high portfolio turnover. Because each Fund's portfolio turnover rate depends largely on the purchase, redemption and exchange activity of its investors, it is difficult to estimate each Fund's actual turnover rate.

A Fund's portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund's investments may have a remaining maturity of less than one year; in that case, the portfolio turnover rate for that period would be equal to zero. However, each Fund's portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

Tracking Error

Several factors may affect the Funds' ability to achieve this correlation. Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Fund and securities not included in the target index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform a Fund's portfolio holdings to comply with that Fund's investment restrictions or policies, or regulatory or tax law requirements; and (7) market movements that run counter to a leveraged Fund's investments (which will cause divergence between the Fund and its target index over time due to the mathematical effects of leveraging).

While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Fund's short-term performance will reflect such deviation from its target index.


In the case of the Funds whose net asset values are intended to move inversely from their target indices (the Japan/Short Fund, the MidCap/Short Fund, the Total Market/Short Fund) the factor of compounding also may lead to tracking error. Even if there is a perfect inverse correlation between a Fund and the return of its applicable target index on a daily basis, the symmetry between the changes in the benchmark and the changes in the Fund's net asset value can be altered significantly over time by a compounding effect. For example, if a Fund achieved a perfect inverse correlation with its target index on every trading day over an extended period and the level of returns of that index significantly decreased during that period, a compounding effect for that period would result, causing an increase in the Fund's net asset value by a percentage that is somewhat greater than the percentage that the index's returns decreased. Conversely, if a Fund maintained a perfect inverse correlation with its target index over an extended period and if the level of returns of that index significantly increased over that period, a compounding effect would result, causing a decrease of the Fund's net asset value by a percentage that would be somewhat less than the percentage that the index returns increased.


                             INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

Each Fund has adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

     Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

Each Fund has adopted the following investment limitations:

A Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

2.   Underwrite securities of any other issuer.

3.   Purchase, hold, or deal in real estate or oil and gas interests.


4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except
     (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5, 7, and 8, and (3) Japan/Short Fund, MidCap/Short Fund, and Total Market/Short Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate a Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.


6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.


7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

The Japan Plus Fund, MidCap Plus Fund and the Total Market Plus Fund have each adopted the following investment limitation:

The Fund shall not:


8. Make short sales of portfolio securities or purchase any portfolio securities on margin but may make short sales "against the box," obtain such short-term credits as are necessary for the clearance of transactions, and make margin payments in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.


Each Fund has adopted the following investment limitation:


The Funds shall not:

9. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.


In effecting  portfolio  transactions for the Funds (other than the Money Market
Fund), Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and Rafferty from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.


Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

                             MANAGEMENT OF THE TRUST
Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all the Funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual's business address is 500 Fifth Avenue, Suite 415, New York, New York 10110.




Interested Trustees
------------------------ ----------- ------------ ------------------------ ------------- ------------------
                                                                              # of            Other
                                        Term of                            Portfolios in   Trusteeships/
                         Position(s)  Office and                            Fund Complex   Directorships
                          Held with   Length of   Principal Occupation(s)   Overseen by        Held
Name, Address and Age       Fund     Time Served  During Past Five Years     Trustee**      by Trustee
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Lawrence C. Rafferty*    Chairman of Lifetime of  Chairman and Chief             12              None
Age: 61                  the Board   Trust until  Executive Officer of
                         of Trustees removal or   Rafferty, 1997-present;
                                     resignation; Chief Executive Officer
                                     Since 1997   of Rafferty Companies,
                                                  LLC, 1996-present; Chief
                                                  Executive Officer of
                                                  Rafferty Capital
                                                  Markets, Inc.,
                                                  1995-present.
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Jay F. Higgins*          Trustee     Lifetime of  Chairman, Bengal               12      Dwango North
Age: 58                              Trust until  Partners, 1998-present                 America Corp.
                                     removal or   (NASD Broker-Dealer).                  (radio, telephone
                                     resignation;                                        communications)
                                     Since 1997
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Non-Interested Trustees
------------------------ ----------- ------------ ------------------------ ------------- ------------------
                                                                              # of            Other
                                        Term of                            Portfolios in   Trusteeships/
                         Position(s)  Office and                            Fund Complex   Directorships
                          Held with   Length of    Principal Occupation(s)  Overseen by        Held
Name, Address and Age       Fund     Time Served   During Past Five Years    Trustee**      by Trustee
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Daniel J. Byrne          Trustee     Lifetime of  President and Chief            12              None
Age: 59                              Trust until  Executive Officer of
                                     removal or   Byrne Securities Inc.,
                                     resignation; 1992-present; Trustee,
                                     Since 1997   The Opening Word
                                                  Program, Wyandanch, New
                                                  York.
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Kevin G. Boyle           Trustee     Lifetime of  President, Kevin G.            12              None
Age: 54                              Trust until  Boyle Securities, Inc.,
                                     removal or   1981-present.
                                     resignation;
                                     Since 2002
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Richard G. Jackson       Trustee     Lifetime of  Private Investor.              12              None
Age: 54                              Trust until
                                     removal or
                                     resignation;
                                     Since 2003
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Gerald E. Shanley III    Trustee     Lifetime of  Business Consultant,           12              None
Age: 60                              Trust until  1985-present; Trustee of
                                     removal or   Estate of Charles S.
                                     resignation; Payson, 1987-present.
                                     Since 1997
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Officers
------------------------ ----------- ------------ ------------------------ ------------- ------------------
                                                                              # of            Other
                                        Term of                            Portfolios in   Trusteeships/
                         Position(s)  Office and                            Fund Complex   Directorships
                          Held with   Length of    Principal Occupation(s)  Overseen by        Held
Name, Address and Age       Fund     Time Served   During Past Five Years    Trustee**      by Trustee
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Daniel D. O'Neill        Chief       One Year;    Managing Director of         N/A           None
Age: 35                  Executive   Since 2003   Rafferty, 1999-present;
                         Officer;                 Portfolio Manager,
                                                  Hermitage Capital
                                                  Management, 1998-1999;
                                                  Associate, Akin, Gump,
                                                  Strauss, Hauer & Feld,
                                                  LLP, 1995-1998 (law
                                                  firm).

                         President   One Year;
                                     Since 1999
------------------------ ----------- ------------  ----------------------- ------------- ------------------
Timothy P. Hagan         Vice        One Year;    Vice President of            N/A           None
100 S. Royal Street      President;  Since 2001   Rafferty, 1997-present.
Alexandria, VA 22314
Age: 60
                         Chief       One Year;
                         Financial   From 1997-
                         Officer     2001
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Philip A. Harding        Senior Vice One Year;    Vice President of            N/A           None
Age: 59                  President   Since 1997   Rafferty, 1997-present.
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Mark D. Edwards          Vice        One Year;    Vice President of            N/A           None
100 S. Royal Street      President;  Since 2002   Rafferty, 1997 to
Alexandria, VA 22314                              present.
Age: 45
                         Chief       One Year;
                         Financial   2001-2002;
                         Officer
                         Vice        One Year;
                         President   1997-2001
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Jesse J. Noel            Chief       One Year;    Assistant Vice President     N/A           None
100 S. Royal Street      Financial   Since 2002   of Rafferty,
Alexandria, VA 22314     Officer                  2002-present; Mutual
Age: 33                                           Fund Accountant, U.S.
                                                  Bancorp Fund Services,
                                                  LLC, 1997-1999.
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Robert J. Zutz           Secretary   One Year;    Partner, Kirkpatrick &       N/A           None
1800 Massachusetts Ave.              Since 1997   Lockhart LLP (law firm).
Washington, DC 20036
Age: 50
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Eric W. Falkeis          Assistant   One Year;    Vice President, U.S.         N/A           None
615 East Michigan Street Secretary   Since 1997   Bancorp Fund Services
Milwaukee, WI 53202                               LLC, 1997-present.
Age: 30
------------------------ ----------- ------------ ------------------------ ------------- ------------------

* Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

** The Potomac Funds currently offer for sale to the public 12 portfolios of the 20 currently registered with the SEC. In addition, the Potomac Insurance Trust currently consists of 18 separate portfolios, none of which are offered for sale to the public.


The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met once during the Funds' most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The nominating committee does not have a policy regarding the consideration of nominees recommended by shareholders. The Nominating Committee did not meet during the Trust's most recent fiscal year.

The following table shows the amount of equity securities in the Funds and in the other Potomac Funds owned by the Trustees as of the calendar year ended December 31, 2002:



------------------------ ------------------------------ --------------------------------
Dollar Range of Equity      Interested Trustees:            Disinterested Trustees:
   Securities Owned:
------------------------ ------------- ------- -------- --------- ---------- -----------
                         Lawrence C.   Jay F.  Kevin G. Daniel J. Richard G. Gerald E.
                         Rafferty      Higgins Boyle    Byrne     Jackson*   Shanley III
------------------------ ------------- ------- -------- --------- ---------- -----------
Japan Plus Fund          $ 0           $ 0     $ 0      $ 0       $ 0        $ 0
------------------------ ------------- ------- -------- --------- ---------- -----------
Japan/Short Fund         $ 0           $ 0     $ 0      $ 0       $ 0        $ 0
------------------------ ------------- ------- -------- --------- ---------- -----------
MidCap Plus Fund         $ 0           $ 0     $ 0      $ 0       $ 0        $ 0
------------------------ ------------- ------- -------- --------- ---------- -----------
MidCap/Short Fund        $ 0           $ 0     $ 0      $ 0       $ 0        $ 0
------------------------ ------------- ------- -------- --------- ---------- -----------
Total Market Plus Fund   $ 0           $ 0     $ 0      $ 0       $ 0        $ 0
------------------------ ------------- ------- -------- --------- ---------- -----------
Total Market/Short Fund  $ 0           $ 0     $ 0      $ 0       $ 0        $ 0
------------------------ ------------- ------- -------- --------- ---------- -----------
Aggregate Dollar Range   Over $100,000 $ 0     $ 0      $50,000-  $ 0        $ 0
of Equity Securities in                                 $100,000
the Potomac Funds **
------------------------ ------------- ------- -------- --------- ---------- -----------

* Mr. Jackson was newly elected to the Board of Trustees on November 11, 2003. For the calendar year ended December 31, 2002, Mr. Jackson served on the Board of Trustees until his resignation effective December 10, 2002.
** Please note that there are numerous other portfolios within the Trust discussed in a separate Statements of Additional Information that account for the aggregate dollar amount shown above.


The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


No officer, director or employee of Rafferty receives any compensation from the Trust for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended August 31, 2003.



------------------------ ----------------- ------------------------ ---------------- -----------------
                                                                                         Aggregate
                             Aggregate       Pension or Retirement  Estimated Annual Compensation From
                         Compensation From Benefits Accrued As Part   Benefits Upon  the Trust Paid to
Name of Person, Position     the Trust      of the Trust's Expenses    Retirement      the Trustees
------------------------ ----------------- ------------------------ ---------------- -----------------
Interested Trustees

Lawrence C. Rafferty            $0                    $0                   $0               $0

Jay F. Higgins                  $0                    $0                   $0               $0

Disinterested Trustees

Kevin G. Boyle                $7,500                  $0                   $0             $7,500

Daniel J. Byrne               $9,500                  $0                   $0             $9,500

Richard G. Jackson*             $0                    $0                   $0               $0

Gerald E. Shanley III         $9,500                  $0                   $0             $9,500
------------------------ ----------------- ------------------------ ---------------- -----------------

* Mr. Jackson was newly elected to the Board of Trustees on November 11, 2003.



Principal Shareholders, Control Persons, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of December 1, 2003, there were no shareholders in any of the Funds.


Investment Advisor

Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York, 10110, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997.

Under an Investment Advisory Agreement between the Trust, on behalf of the Funds, and Rafferty ("Advisory Agreement"), Rafferty provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty the following fee at an annual rate based on its average daily net assets of:


                            ---------------------- -----------
                            Plus Funds             0.75%
                            ---------------------- -----------
                            Short Funds            0.90%
                            ---------------------- -----------


Rafferty has voluntarily agreed to reimburse the Investor Class Funds for other expenses (excluding dividends on short positions and interest expenses relating to swap contracts) through August 31, 2004 to the extent that the Investor Class Funds' total annual operating expenses exceed 1.75% for the Investor Class Plus Funds and 1.95% for the Investor Class Short Funds. If overall expenses fall below these percentage limitations, then the Investor Class Funds may reimburse Rafferty within the following three fiscal years.

Rafferty agrees that it will only recover previously covered expenses prior to December 18, 2001 if Fund expenses fall below the contractual limitations, at that time within the following three years. After December 18, 2001, the Funds may reimburse Rafferty any expenses Rafferty covers under the voluntary limits within the following three fiscal years if overall Fund expenses fall below the current voluntary limitations. There is no assurance that Rafferty will continue this waiver after this date.

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund, in compliance with the 1940 Act. In renewing the Advisory Agreement, the Trustees considered, among other matters: (1) the nature and quality of services provided by Rafferty, including investment performance of the Funds compared to their benchmark goals;
(2) the cost to Rafferty in providing its services and its profitability, including fund expense ratios and expense limitations agreements; (3) whether the Funds and their shareholders benefit from any economies of scale; (4) whether Rafferty receives fall-out benefits that should be taken into consideration in negotiating the fee and the advisory fee schedules; (5) the fees paid by comparable investment companies; and (6) that Rafferty does not utilize soft dollar arrangements.


The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or Rafferty.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty and the distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.


Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures ("Proxy Policies") wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Funds' investments.

Proxy Voting Guidelines. In the absence of special circumstances, Rafferty will vote proxies in accordance with the proxy voting guidelines ("Proxy Guidelines") adopted as part of the Trust's Proxy Policies. Generally, the Guidelines call for Rafferty to vote proxies so as to promote the long-term economic value of the underlying security. The Guidelines distinguish between Routine and Non-Routine proposals.

In general, routine proposal are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders. Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security. Examples of non-routine proposals would include, among other things, decisions as to mergers and acquisitions affecting the company, corporate restructuring, poison pill provisions, and changes in capitalization. These proposals require special consideration by Rafferty, and these decisions are made on a case-by-case basis.

Conflicts of Interest. The Guidelines also address procedures to be used by Rafferty when there is a conflict of interest between the interests of Rafferty (or its affiliates) and the interests of the Funds. Each proxy is reviewed by Rafferty to assess the extent to which there may be a material conflict of interest between Rafferty or its affiliates. With respect to conflicts of interest regarding the Funds, Rafferty will notify the Board as to the nature of the conflict to assist in its resolution.

More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Proxy Policies are also available by calling 1-800-851-0511 and will be sent within three business days of receipt of a request.



Fund Administrator, Fund Accountant, Transfer Agent and Custodian


U.S. Bancorp Fund Services, LLC , 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Funds, which include holding and administering the assets in the Funds' portfolios.

Pursuant to an Administration Servicing Agreement ("Service Agreement") between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the Trust's total average daily net assets of .09% on assets between $250 million and $1 billion, and .08% on the remaining balance with a base fee of $190,000 for the first $250 million. The Administrator also is entitled to certain out-of-pocket expenses.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the Trust's total average daily net assets of .09% on assets between $250 million and $500 million, .05% on the next $500 million, and .025% of the remaining balance with a base fee of $255,000 for the first $250 million.


The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Distributor


Rafferty Capital Markets, LLC., 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. Mr. Rafferty is an affiliated person of the Distributor.


Distribution Plans


Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Plan of Distribution ("Plan") for the Investor Class of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of the Investor Class shares and the servicing and maintenance of existing shareholder accounts. Pursuant to the Plan, a Fund may pay up to 1.00% of its average daily net assets. However, the Board has authorized each Fund to pay distribution and services fees only in an amount equal to the difference between a Fund's total annual operating expenses and the contractual limit on total annual operating expenses of 1.75% for the Plus Funds and 1.95% for the Short Funds.

The Plan was approved by the Trustees and the Non-Interested Trustees of the Funds. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

Independent Auditors

Ernst & Young, LLP, 875 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202, are the independent auditors for the Trust.


                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of the Funds is determined separately daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The NYSE is not open on New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


A security listed or traded on an exchange, domestic or foreign is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded in the Nasdaq Stock Market for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which the Adviser has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. Dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.


For purposes of determining net asset value per share of a Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular commodity.

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Adviser or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

                            PURCHASES AND REDEMPTIONS

Retirement Plans

Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish an individual retirement account ("IRA"). An individual may make limited contributions to an IRA of up to $3,000 per year (or $6,000, if such contributions also are made for a non-working spouse and a joint return is filed) through the purchase of shares of the Funds. The Internal Revenue Code of 1986, as amended ("Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose earnings (together with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA"; although contributions to these new types of IRAs are nondeductible, withdrawals from them will not be taxable under certain circumstances. An IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans.

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

Anti-Money Laundering.


The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Funds' Customer Identification Program, the Funds' Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.


Redemptions by Telephone

Shareholders may redeem shares of the Funds by telephone. When acting on verbal instructions believed to be genuine, the Trust, Adviser, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Adviser, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

Redemption in Kind

A Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

Receiving Payment

Payment of redemption proceeds will be made within seven days following a Fund's receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

A redemption request will be considered to be received in "good order" if:

o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;
o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;
o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and
o the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which the NYSE, the Nasdaq, the CME, or the CBOE, or the Federal Reserve Bank of New York, as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, the Nasdaq, the CME, the CBOE, as appropriate, is restricted. In addition, the rights of redemption may be suspended or the date of payment postponed for any Fund for a period during which an emergency exists so that disposal of the Fund's investments or the determination of its net asset value is not reasonably practicable or for such periods as the SEC, by order, may permit for protection of a Fund's investors.

                               EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or
(2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone requests for an exchange received by a Fund before the close of regular trading on the NYSE will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon 60 days' notice.

                             PERFORMANCE INFORMATION


Performance information in the Funds' Prospectus is calculated in accordance with the methods discussed below. The investment return and principal value for each Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs.



Average Annual Total Return (before Taxes)

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Such average annual total return quotes for the Funds are calculated according to the following formula:

                                         n
                                   P(1+T) =ERV

         Where:         P  =   a hypothetical initial payment of $1,000
                        T  =   average annual total return
                        n  =   number of years (either 1, 5 or 10)
                      ERV  =   ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of the 1, 5 or 10 year periods, as applicable, at the end of that period


Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods or a shorter period dating from the commencement of a Fund's operations. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.


From time to time, each Fund also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example, in comparing the total return of a Fund with data published by Lipper or with market indices, each Fund calculates its aggregate total return for the specified periods of time by assuming an investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

Average Annual Total Return (after Taxes on Distributions)

The  Funds'   quotations  of  average   annual  total  return  (after  taxes  on
distributions) are calculated according to the following formula:

                                        n
                                P(1 + T)  = ATV
                                               D

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption

Dividends and other distributions less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Rafferty.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The  Funds'   quotations  of  average   annual  total  return  (after  taxes  on
distributions and redemption) are calculated according to the following formula:

                                        n
                                P(1 + T)  = ATV
                                               DR

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and the taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. Capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Rafferty.

The Funds discussed in this SAI are not operational on or before the date of this SAI and, therefore, do not have historical performance.

                        SHAREHOLDER AND OTHER INFORMATION

Shareholder Information


Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each Fund has equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or a Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.


                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Dividends from net investment income and any distributions of realized net capital gains are as described in the Prospectus under "Distributions and Taxes." All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

Taxes


Regulated Investment Company Status. Each Fund is treated as a separate corporation for Federal income tax purposes and intends to continue to qualify as a regulated investment company ("RIC") under Subchapter M of the Code. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income and net short-term capital gains, determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year.


To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities
("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although each Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that each Fund will be able to do so. The investment by a Fund other than the Money Market Fund primarily in options and futures positions entails some risk that such a Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by such other Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

If a Fund failed to qualify for treatment as a RIC any taxable year, (1) it would be taxed on the full amount of its taxable income, including net capital gain, for that year corporate income tax rates (up to 35%) without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Income from Foreign Securities. Dividends and interest received by a Fund and gains realized by such Fund, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on their securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which probably would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that, in each instance, are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition thereof, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest, or other receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

Distributions to Foreign Shareholders. Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or, if the United States has an income tax treaty with the foreign country where the foreign shareholder resides, any lower treaty rate). An investor claiming to be a foreign shareholder will be required to provide a Fund with supporting documentation in order for the Fund to apply a reduced withholding rate or exemption from withholding. Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

General. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


Dividends distributed by a Fund (including distributions of net short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of a Fund's net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder's sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another Fund generally will have similar consequences.


Distributions to Foreign Shareholders. Dividends a Fund pays to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or any applicable lower treaty rate). An investor claiming to be a foreign shareholder will be required to provide a Fund with supporting documentation in order for the Fund to apply a reduced withholding rate or exemption from withholding. Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options and futures a Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.


Certain options (including listed options on "broad-based" stock indices) and futures in which the Funds may invest may be "section 1256 contracts." Section 1256 contracts a Fund that holds at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. 60% of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.


Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are positions in personal property. Under section that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to distributions there from.










                                   PROSPECTUS



                            [THE POTOMAC FUNDS LOGO]


                                 INVESTOR CLASS
                        Potomac Portfolio Strategies Fund

                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511





Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                 January 2, 2003






                                TABLE OF CONTENTS


Potomac Portfolio Strategies Fund Prospectus


                                                                            Page

Overview of the Potomac Fund...................................................1
   POTOMAC FUND OBJECTIVE......................................................1

About the Fund.................................................................2
   POTOMAC PORTFOLIO STRATEGIES FUND...........................................2
   RISK FACTORS................................................................2
   PERFORMANCE.................................................................5
   FEES AND EXPENSES OF THE FUND...............................................5

About Your Investment..........................................................7
   SHARE PRICES OF THE FUND....................................................7
   RULE 12B-1 FEES.............................................................7
   HOW TO INVEST IN SHARES OF THE FUND.........................................7
   HOW TO EXCHANGE SHARES OF THE FUND.........................................10
   HOW TO SELL SHARES OF THE FUND.............................................10
   ACCOUNT AND TRANSACTION POLICIES...........................................11

Additional Information........................................................13
   MANAGEMENT OF THE FUND.....................................................13
   DISTRIBUTIONS AND TAXES....................................................13
   MASTER/FEEDER STRUCTURE OPTION.............................................14

Financial Highlights..........................................................15

More Information on The Potomac Funds.........................................16


In deciding whether to invest in the Potomac Portfolio Strategies Fund described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the "SAI"). The Potomac Funds (the "Trust") has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              OVERVIEW OF THE FUND

--------------------------------------------------------------------------------
Fund Objective
--------------------------------------------------------------------------------

This Prospectus describes the Potomac Portfolio Strategies Fund (the "Fund") of the Potomac Funds. The Fund offers Investor Class shares.

Rafferty Asset Management, LLC ("Rafferty") serves as the Fund's investment advisor and Portfolio Strategies, Inc. ("PSI" or "subadvisor") serves as the Fund's subadvisor. (Collectively, Rafferty and PSI are referred to herein as "advisors" in certain circumstances.)

The Fund seeks capital appreciation through dynamic asset allocation among three major categories of securities: equities, debt, and money market instruments. An investment team from Rafferty and the subadvisor jointly will invest the Fund's assets. In accordance with the subadvisor's dynamic investment program, Rafferty frequently moves the Fund's assets through different categories and sectors of the market in an attempt to adjust the Fund's portfolio to reflect the relevant strength of various asset classes. The Fund's strategy differs from both the traditional buy-and-hold approach of most mutual funds and from the "all or nothing" approach of certain market timers who are either invested in the market or in cash.

The Fund may engage in a variety of investment techniques designed to create "long" positions to capitalize on the appreciation in the price of specific securities or indices through options, futures contracts and options on futures and "short" positions to capitalize on declines in the price of specific securities or indices through short sales or investments in a variety of derivative instruments, including options, futures contracts and options on futures contracts.


There is no assurance that the Fund will achieve its objective.



                                 ABOUT THE FUND

--------------------------------------------------------------------------------
POTOMAC PORTFOLIO STRATEGIES FUND
--------------------------------------------------------------------------------

Fund Objective
--------------

The Potomac Portfolio Strategies Fund seeks capital appreciation.

Portfolio Investment Strategy
-----------------------------

The Potomac Portfolio Strategies Fund seeks capital appreciation through a dynamic allocation of the Fund's assets among three major categories of securities: equities, debt and money market instruments.

     >> The equity category includes equity securities of all types, including common stocks, preferred stocks, convertible securities and warrants.

     >> The debt category includes all varieties of debt securities maturing in more than one year, such as corporate bonds, government securities, zero coupon bonds, and mortgage- and other asset-backed securities. Investments in debt securities will primarily be investment grade bonds; however, the Fund may invest no more than 20% of its total assets in lower-quality debt securities.

     >> The money market category includes all types of short-term and money market instruments, including bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

The Fund may invest either directly or indirectly in equity and debt securities. Indirect investments may be through exchange-traded funds and other mutual funds. The Fund also may enter into long and short positions in futures contracts, index futures contracts, options contracts, options on index futures contracts, swap agreements, options on securities and on indices, and other derivative instruments to seek to enhance returns, to hedge some of the risks of its investments or as a substitute for a position in an underlying security. In addition, the Fund may seek exposure to foreign markets indirectly through investments in American Depository Receipts and other investment companies.

The Fund also may engage in repurchase, reverse repurchase and forward purchase agreements. These investments generally will be short-term in nature and are primarily used to seek to enhance returns and manage liquidity.


The advisors jointly will actively manage the Fund's portfolio and seek to allocate the Fund's assets among the three categories of securities based on the subadvisor's relative value analysis of a variety markets, indices and sectors. Such allocation is based on the subadvisor's analysis of fundamental and some technical data, including momentum models. The advisors regularly review the Fund's allocation and make changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the Fund's objective. This allocation is not intended to be balanced among the three securities categories or static. Rather, the advisors will likely engage in frequent trading of the Fund's assets in an attempt to position the portfolio in line with the subadvisor's expectations for the near-term market movements.


The Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval.

--------------------------------------------------------------------------------
RISK FACTORS
--------------------------------------------------------------------------------

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. These and certain other risks are described below.


Risks of the Advisors' Investment Strategy:
-------------------------------------------

The principal risk of investing in the Fund is that the advisors' market timing strategy will not be successful. At the moment of any purchase or sell signal, the advisors will not know whether that particular signal will turn out to have indicated the start of a major or minor market move in either direction, or whether it will prove to be a false signal. The Fund could be exposed to declining markets and/or could miss a market rise if the advisors' model does not correctly predict market movements. As a result, there is no assurance that the advisors' market timing strategy will enable the Fund to be invested consistent with the major trends of the market or enable the Fund to achieve its investment objective of capital appreciation.


High Portfolio Turnover:
------------------------

The Fund's market timing strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Risks of Aggressive Investment Techniques:
------------------------------------------

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options on securities, securities indices and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract or option and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Leverage Risk:
--------------

The Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile. The leveraged investment techniques that the Fund may employ could cause investors in the Fund to lose more money in adverse environments.

Risk of Shorting Securities:
----------------------------

The Fund may, from time to time, establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indexes. As a consequence, the Fund will lose value if and when the price of particular securities, baskets of securities or indexes rise - a result that is the opposite from traditional equity mutual funds.

Risks of Investing in Equity Securities:
----------------------------------------

The value of equity securities the Fund holds, either directly or indirectly, can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the equity securities, among other things. Prices of equity securities can rise or fall over short as well as long periods. The value of such securities in general are subject to market risks that may cause their prices to fluctuate substantially over time. Fluctuations in the value of equity securities in which the Fund invests, directly or indirectly, will cause the net asset value of the Fund to fluctuate.

Interest Rate Changes:
----------------------

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Credit Risk:
------------

The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Derivatives Risks:
------------------


The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the subadvisor uses derivatives to enhance the Fund's return or as a substitute for a position or security held by the Fund. The success of the subadvisor's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself. Liquidity risk exists when a security cannot be purchased or sold at the time desired or cannot be purchased or sold without adversely affecting the price.


Swap Agreement Risks:
---------------------

The Fund may enter into swap agreements. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Prepayment Risk:
----------------

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Risk of Lower-Quality Debt Securities:
--------------------------------------

The Fund may invest a portion of its assets in securities rated below investment grade or "junk bonds." Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund's performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss of principal than an investment in a Fund that may not invest in lower-rated securities.

Risk of Asset-Backed Securities:
--------------------------------

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Risk of Mortgage-Backed Securities:
-----------------------------------

The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Foreign Exposure:
-----------------

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

This Prospectus does not include a bar chart of annual total returns nor a performance table of average annual total returns because the Fund did not commence operations prior to the date of this Prospectus.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund's shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2004.

Shareholder Fees* (fees paid directly from your investment)
----------------


Maximum Sales Charge Imposed on Purchases (as a % of offering price)......  None
Maximum Deferred Sales Charge (as a % of original purchase price).........  None
--------------------------------------------------------------------------------

Annual Operating Expenses  (expenses that are deducted from Fund assets)
-------------------------

--------------------------------------------------------------------------------
Management Fees...................................................      1.00%
Distribution (12b-1) Fees.........................................      0.25%
Other Expenses**..................................................      0.91%
                                                                   -------------
Total Annual Operating Expenses**.................................      2.16%
                                                                   =============

* Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.
** Rafferty has voluntarily agreed to reimburse the Fund for Other Expenses through August 31, 2004 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 2.00%. If the Fund's overall expenses fall below this percentage limitation, then the Fund may reimburse Rafferty within the following three years. Because this is a voluntary expense waiver, Rafferty may change or end the waiver at any time.

Expense Example
---------------

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods shown and then redeem all of your shares at the end of the periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same through each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                        1 Year      3 Years
----                                        ------      -------
Potomac Portfolio Strategies Fund:           $219        $676




                              ABOUT YOUR INVESTMENT

--------------------------------------------------------------------------------
SHARE PRICES OF THE FUND
--------------------------------------------------------------------------------


The Fund's share price is known as its net asset value per share (NAV). The Fund's share prices are calculated as of fifteen minutes after the close of regular trading, usually 4:15 p.m. Eastern time, each day the NYSE is open for business. Share price is calculated by dividing the Fund's net assets by its shares outstanding. The Fund uses the following methods to price securities held in its portfolio:

|X| equity securities, OTC securities, swap agreements, options and futures are valued at their last sales price, or if not available, the mean of the last bid and ask prices,

|X|  debt securities are valued using a pricing service or through broker quotes

|X|  options on futures are valued at their closing price,

|X| short-term debt securities with a maturity of 60 days or less and money market securities held by the Fund are valued using the "amortized" cost method, and

|X| securities for which a price is unavailable will be valued at fair value estimates by the investment advisor under the supervision of the Board of Trustees.

|X| securities primarily traded in the Nasdaq Stock Market are valued using the Nasdaq Official Closing Price (NOCP).


The Fund reserves the right to reject any purchase orders or suspend the offering of Fund shares.

--------------------------------------------------------------------------------
RULE 12B-1 FEES
--------------------------------------------------------------------------------

The Fund has adopted a distribution plan under Rule 12b-1 for Investor Class shares. The plan allows the Fund to charge up to 0.25% of its average daily net assets to pay service fees for the services provided to Fund shareholders. Because these fees are paid out of the Investor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
HOW TO INVEST IN SHARES OF THE FUND
--------------------------------------------------------------------------------

You may invest in the Fund through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Potomac Funds. You may invest directly with the Fund or through certain brokers or dealers. Any transaction effected through a broker or dealer may be subject to a processing fee.

Minimum Investment
------------------


The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Potomac Funds. For example, if you decide to invest $10,000 in three of the Potomac Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.

                                                Minimum            Subsequent
                                           Initial Investment       Investment
   Regular Accounts...................            $   10,000         $   1,000
   Retirement Accounts................            $   10,000         $       0


Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.


Transaction Cut-off Times
-------------------------

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Fund's transfer agent or an authorized financial intermediary, subject to the Fund's transaction cut-off times. Currently, all requests received in good form before 3:55 p.m. Eastern time (1:00 p.m. Eastern time for the Money Market Fund) will be processed on that same day. Requests received after the cut-off times will receive the next business day's NAV.

Good Form
---------

Good form means that your purchase (whether directly or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include (1) the name of the Fund, (2) the dollar amount of shares to be purchased and (3) your purchase application or investment stub. An Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Application and receives correct payment by check or wire transfer.


Purchasing Shares
-----------------

By Mail:

|X|  Complete and sign your Account Application.


|X|  Indicate the Fund and the amount you wish to invest.


|X| Mail your check (payable to "Potomac Funds") along with the completed Account Application to:


        Regular Mail                               Express/Overnight Mail
Potomac Funds                                Potomac Funds
c/o U.S. Bancorp Fund Services, LLC          c/o U.S. Bancorp Fund Services, LLC
P.O. Box 1993                                Mutual Fund Services-- 3rd Floor
Milwaukee, Wisconsin 53201-1993              615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

|X| Cash, credit cards, and credit card checks will not be accepted by the Fund. The Fund will also not accept payment in cashier's check or money orders, unless the cashier's checks or money orders are in excess of $10,000. Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, traveler's checks or starter checks for the purchase of shares.

|X|  All purchases must be made in U.S. dollars through a U.S. bank.


|X| If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

|X| You will receive written confirmation by mail, but we do not issue share certificates.


The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if they are unable to verify a shareholder's identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Fund does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.


By Bank Wire Transfer:

|X| Call the Fund's Transfer Agent at (800) 851-0511 to receive your account number.


|X|  Wire your payment through the Federal Reserve System as follows:

                           U.S. Bank, N.A.
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202
                           ABA number: 075000022
                           For credit to U.S. Bancorp Fund Services, LLC Account Number 112-952-137
                           For further credit to the Potomac Funds
                           (Your name)
                           (Your account number)
                           (Name of Fund(s) to purchase)--Investor Class


|X|  Your bank may charge a fee for such services.

|X| Once you have wired your investment, mail your completed and signed Account Application to the Potomac Funds.


|X| Wire orders will only be accepted from 9:00 a.m. to 3:55 p.m. Eastern Time. The Fund will not accept and process any wire orders for that day received after this time.

Through Financial Intermediaries:

|X|  Select financial intermediaries are authorized to offer shares.

|X|  These  financial   intermediaries  can  help  you  complete  the  necessary
     paperwork, mail your Account Application to the Potomac Funds and place your order to purchase shares of the Fund.

|X| Financial intermediaries are responsible for placing orders promptly with the Fund and forwarding payment promptly, as well as ensuring that you receive copies of the Fund's Prospectus. Upon acceptance by your financial intermediary, your order will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.


--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES OF THE FUND
--------------------------------------------------------------------------------


You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Potomac Fund (including Potomac Funds not offered in this Prospectus) without any charges. To make an exchange:

|X|  Write or call the Fund's Transfer Agent or your financial intermediary.

|X| Provide your name, account number, which Fund is involved, and the number, percentage or dollar value of shares to be exchanged.


|X| The Fund can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

|X| You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

|X| You may exchange by telephone only if you selected that option on your Account Application.

|X| You may exchange through the Internet by visiting the Potomac Funds' website at www.potomacfunds.com and activating your account.

|X| You may place exchange orders by telephone between 9:00 a.m. and 3:55 p.m. Eastern time.

--------------------------------------------------------------------------------
HOW TO SELL SHARES OF THE FUND
--------------------------------------------------------------------------------

Generally
---------

|X| You may sell all or part of your investment in the Fund at the next determined net asset value after we receive your order.


|X|  Your redemption order is subject to the Fund's transaction cut-off times.

|X| You normally will receive proceeds from any sales of shares within seven days from the time the Fund receives your request in good order.

|X| For investments that have been made by check, payment on sales requests may be delayed until the Fund's Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 business days.

|X| Your proceeds will be sent to the address or wired to the bank listed on your Account Application.

By Telephone or By Mail
-----------------------

|X|  Call or write the Fund (see the address and telephone number above).

|X| You may only sell shares of the Fund by telephone if you selected that option on your Account Application.

|X| Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

By Wire Transfer
----------------

|X|  Call the Potomac Funds.

|X| Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

|X|  You must wire transfer at least $5,000.

|X| You will be charged a wire transfer fee of $15.00 in addition to any charges imposed by your bank.

|X| Your proceeds will be wired only to the bank listed on your Account Application.


Through Financial Intermediaries
--------------------------------

|X| Select financial intermediaries can place your order to sell shares of the Fund.

|X| Payment can be directed to your account normally within three business days after a financial intermediary places your order.


--------------------------------------------------------------------------------
ACCOUNT AND TRANSACTION POLICIES
--------------------------------------------------------------------------------

Order Policies
--------------

You may buy and sell shares of the Fund at their NAV computed after your order has been received in good order. Purchase and sell orders will be processed the same day at that day's NAV if your request is received by 3:55 p.m. Eastern Time. The Fund will not accept and process any orders for that day received after this time.


There are certain times when you may be unable to sell shares of the Fund or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Fund cannot determine the value of their assets or sell their holdings. The Fund reserves the right to reject any purchase order or suspend offering of their shares. Generally, the Fund may reject a purchase if it is disruptive to the efficient management of the Fund.

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Fund of such trade or trades before 3:55 p.m. Eastern time on the prior day. In the event that a trade is deemed not to have been received in good form, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is cancelled, the Fund shall have the right to a return of proceeds.


Telephone Transactions
----------------------

For your protection, the Fund may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

Signature Guarantees
--------------------


In certain instances when you sell shares of the Fund, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed under the following circumstances:


|X|  if your account registration or address has changed in the last 30 days,

|X| if the proceeds of your sale are mailed to an address other than the one listed with the Fund,

|X|  if the proceeds are payable to a third party,

|X|  if the sale is greater than $100,000,

|X|  if the wire instructions on the account are being changed, or

|X| if there are other unusual situations as determined by the Fund's Transfer Agent.

Low Balance Accounts
--------------------


If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Fund. We will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to
$10,000 within 30 days, we may sell your shares and send you the proceeds. We will not sell your shares if your account value falls due to market fluctuations.

Redemption in Kind
------------------

The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Excessive Trading
-----------------

The Fund reserves the right to refuse any purchase request that the Fund deems not to be in the best interests of the Fund or any of its shareholders, or that could adversely affect the Fund or its operations. In particular, unlike other Potomac Funds, the Fund is not suitable for purchase by active investors and the Fund reserves the right to refuse purchase requests from any individuals or groups who, in the Fund's view, are likely to engage in market timing or excessive trading. Further, the Fund may refuse purchase requests from individuals or groups who do not have a contractual relationship with the Fund's subadvisor.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


Rafferty Asset Management, LLC provides investment services to the Fund. Rafferty attempts to manage the investment of the Fund's assets consistent with their investment objectives, policies and limitations. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York, New York 10110-0001. Under an investment advisory agreement between the Trust and Rafferty, the Fund pays Rafferty fees at an annualized rate of 1.00% of the Fund's average daily net assets.

Rafferty has retained PSI, 1102 Broadway, #302, Tacoma, Washington 98402, to serve as subadvisor to the Fund. PSI was founded in 1982 and manages in excess of $300 million in client assets.

Together, an investment team from Rafferty and PSI jointly will manage and be responsible for the Fund's assets. Under the subadvisory arrangement, PSI will direct, through Rafferty, the allocation of Fund assets among specific asset categories. Then, Rafferty will implement PSI's allocation decisions for the Fund by selecting the particular securities that will comprise the asset categories in which the Fund will invest and place all brokerage orders for the purchase and sale of those securities. Rafferty pays PSI out of its management fee an annual fee equal to 0.40% of Fund assets up to $40 million, 0.60% of Fund assets between $40 million and $100 million, and 0.70% of Fund assets in excess of $100 million.


--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distributions
-------------


The Fund distributes dividends from its net investment income at least annually. Net investment income generally consists of interest income and dividends received on investments less expenses.

The Fund also distributes any realized net capital gains at least annually. The Fund realizes capital gains mainly from sales of its portfolio assets for a profit. The tax consequences will vary depending on how long the Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Distribution of net gains on sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

Dividends and capital gain distributions will be reinvested automatically at NAV unless you request otherwise in writing. If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Potomac Fund account at that Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.


Taxes
-----

The following table illustrates the potential tax liabilities for taxable accounts:




      Type of Transaction                          Tax Status*
------------------------------------    ----------------------------------------
Dividend distribution                   Ordinary income rate

Distribution of net
short-term capital gains                Ordinary income rate

Distribution of net
long-term capital gains                 Long-term capital gains rate

Sale or exchange of Fund
shares owned for more than one year     Long-term capital gains or losses

Sale or exchange of Fund
shares owned for one year or less       Gains are taxed at the same rate as
                                        ordinary income; losses are subject to
                                        special rules



* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.


If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 30% of your dividends and other distributions. Any tax withheld may be applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Fund by the IRS.


--------------------------------------------------------------------------------
MASTER/FEEDER STRUCTURE OPTION
--------------------------------------------------------------------------------


The Fund may in the future operate under a master/feeder structure. This means that the Fund would be a "feeder" fund that attempts to meet its objective by investing all or a portion of its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Fund. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Fund without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS

There are no financial highlights for the Fund because none of the classes of the Potomac Funds described in this Prospectus were operational at the end of the most recent fiscal year.




                               MORE INFORMATION ON
                                THE POTOMAC FUNDS

Statement of Additional Information (SAI): The Fund's SAI contains more information on the Fund and its investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

Call or Write to Obtain the SAI free of charge:
     Write to:    Potomac Funds
                  P.O. Box 1993
                  Milwaukee, Wisconsin  53201-1993
     Call:        (800) 851-0511

     By Internet: www.potomacfunds.com

These documents and other information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the EDGAR Database on SEC's Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



SEC File Number: 811-8243







                               P R O S P E C T U S

                                 January 2, 2004




                              [POTOMAC FUNDS LOGO]


                        Potomac Portfolio Strategies Fund





                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110

                             100 South Royal Street
                           Alexandria, Virginia 22314








                                 POTOMAC FUNDS

                       Potomac Portfolio Strategies Fund

                      STATEMENT OF ADDITIONAL INFORMATION

                             100 South Royal Street
                           Alexandria, Virginia 22314

                          500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511


The Potomac Funds (the "Trust") is a management investment company, or mutual fund, which offers to the public a variety of investment portfolios. This Statement of Additional Information ("SAI") relates to the Investor Class of the Potomac Portfolio Strategies Fund (the "Fund").

This SAI, dated January 2, 2004, is not a prospectus. It should be read in conjunction with the Fund's Prospectus dated January 2, 2004. This SAI is incorporated by reference into the Fund's Prospectus. In other words, it is legally part of the Fund's Prospectus.

As the Fund was not operational as of the date of this SAI, there are no financial statements available. To receive a copy of the Prospectus or annual or semi-annual reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.

                             Dated: January 2, 2004



                               TABLE OF CONTENTS

                                                                           Page


THE POTOMAC FUNDS..............................................................1


CLASSIFICATION OF THE FUND.....................................................1


INVESTMENT POLICIES AND TECHNIQUES.............................................1

     American Depositary Receipts ("ADRs").....................................1

     Asset-Backed Securities2 Bank Obligations.................................2

     Corporate Debt Securities3 Equity Securities..............................4

     Fixed-Income Securities...................................................5

     Foreign Securities........................................................6

     Illiquid Investments and Restricted Securities............................6

     Indexed Securities........................................................7

     Investments in Other Investment Companies.................................8

     Mortgage-Backed Securities................................................8

     Options, Futures and Other Strategies....................................10

     Repurchase Agreements....................................................16

     Short Sales..............................................................17

     Swap Agreements..........................................................18

     U.S. Government Securities...............................................19

     Other Investment Risks and Practices.....................................20

INVESTMENT RESTRICTIONS.......................................................22

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................23

MANAGEMENT OF THE TRUST.......................................................25

     Trustees and Officers....................................................25

     Principal Shareholders, Control Persons, and Management Ownership........29

     Investment Adviser and Subadviser........................................29

     Proxy Voting Policies and Procedures.....................................31

     Fund Administrator, Fund Accountant and Custodian........................32

     Distributor..............................................................32

     Distribution Plan........................................................33

     Independent Auditors.....................................................33

DETERMINATION OF NET ASSET VALUE..............................................33


PURCHASES AND REDEMPTIONS.....................................................34


     Retirement Plans.........................................................34

     Redemption in Kind.......................................................35

     Anti-Money Laundering....................................................35

     Redemptions by Telephone.................................................36

     Receiving Payment........................................................36

EXCHANGE PRIVILEGE............................................................37

PERFORMANCE INFORMATION.......................................................37

     Average Total Returns (before Taxes).....................................38

     Average Annual Total Return (after Taxes on Distributions)...............39

     Average Annual Total Return (after Taxes on Distributions and Redemption)40

SHAREHOLDER AND OTHER INFORMATION.............................................40

     Shareholder Information..................................................40

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES......................................41

     Dividends and Other Distributions........................................41

     Taxes....................................................................41




                                THE POTOMAC FUNDS


The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of twenty separate series, of which twelve are currently offered to the public. The Trust may offer additional series to the public in the future. This SAI relates only to the Potomac Portfolio Strategies Fund (the "Fund").


The Fund currently offers one class of shares - the Investor Class, which is designed for sale directly for investors without a sales charge.

                           CLASSIFICATION OF THE FUND


The Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Fund is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that the Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company. Investor Class shares are designed for sale directly to investors without a sales charge.


The Fund's classification as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

                       INVESTMENT POLICIES AND TECHNIQUES

The Fund may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of its objective.

American Depositary Receipts ("ADRs")

The  Fund  may   invest   in  ADRs  and   sell   ADRs   short.   ADRs  are  U.S.
dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Fund.

Asset-Backed Securities

The Fund may invest in certain types of asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted.

Bank Obligations

Money Market Instruments. The Fund may invest in bankers' acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"). The Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely the Fund's ability to resell when it deems advisable to do so.

Bankers' Acceptances. Bankers' acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed "accepted" when a bank writes on the draft its agreement to pay it at maturity, using the word "accepted." The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit ("CDs"). The FDIC is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. The Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor's ("S&P") or Prime-1 or Prime-2 by Moody's Investors Services, Inc. ("Moody's"), and in other lower quality commercial paper.

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Equity Securities

The Fund may invest in common stock, convertible securities, preferred stock, warrants or other equity securities when consistent with the Fund's objective.

Common Stocks. The Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities. The Fund may invest in convertible securities. Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Preferred Stock. The Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Warrants. The Fund may invest in warrants, which are securities that permit the Fund to acquire (but not obligating), by subscription, certain other securities such as common stocks regardless of the market price of the security. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying security. Warrants do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in assets of the issuer. An investment in a warrant may be considered speculative. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Fixed-Income Securities

The Fund may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.

The Fund may invest in investment grade corporate debt securities, lower-rated corporate securities, often called "junk bonds" and zero-coupon bonds. Investment grade corporate bonds are those rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"). Securities rated BBB by S&P are considered investment grade, but Moody's considers securities rated Baa to have speculative characteristics.

"Junk Bonds," generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. If the issuer defaults, the Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

Foreign Securities

The Fund may have indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Illiquid Investments and Restricted Securities

The Fund may purchase and hold illiquid investments. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Trust's Board of Trustees ("Board" or "Trustees") or Rafferty Asset Management, LLC ("Rafferty"), the Fund's investment adviser, has determined under Board-approved guidelines are liquid. The Fund, however, does not currently anticipate investing in such restricted securities.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund may not be able to sell illiquid investments when Rafferty and/or the Fund's subadviser, as applicable, considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

The Fund may purchase indexed securities, which are securities the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

The Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price IndexTM ("S&P 500 Index") and whose shares trade on the American Stock Exchange ("AMEX"). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of SPDRs, however, may not be equivalent to the pro rata value of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks.

The Fund may invest in DIAMONDSSM. DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial AverageSM ("DJIA"). The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA. The DIAMONDS Trust's shares trade on the AMEX. An investment in DIAMONDS is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline. Although DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the DJIA, the DIAMONDS Trust may not be able to exactly replicate the performance of the DJIA because of trust expenses and other factors.

The Fund may invest in Nasdaq-100 Index Tracking Stock ("QQQs"). QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq-100 IndexTM ("Nasdaq 100") and whose shares trade on the AMEX. The value of the QQQs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of QQQs, however, may not be equivalent to the pro rata value of the Nasdaq 100. QQQs are subject to the risks of an investment in a broadly based portfolio of common stocks.

Investments in SPDRs, DIAMONDS and QQQs are considered investments in other investment companies discussed below.

Investments in Other Investment Companies


The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. In accordance with the 1940 Act, each Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole.


Mortgage-Backed Securities

A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal National Mortgage Association ("Fannie Mae" or "FNMA") or Federal Home Loan
Mortgage Corporation ("Freddie Mac" or "FHLMC"), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgaged backed by the Federal Housing Administration, but also sells some nongovernmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees. The corporation's stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. The Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. The Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

Options, Futures and Other Strategies

General. The Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty and/or the subadviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty and/or the subadviser may utilize these opportunities to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations and applicable regulatory authorities. The Fund's Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty's and/or the subadviser's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty and/or the subadviser may still not result in a successful transaction. Rafferty and/or the subadviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

To the extent that the Fund enters into futures contracts or options on futures contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities (defined below). Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, the Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

The Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

Reverse Repurchase Agreements

The Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities. During that time, the Fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Fund's limitation on borrowing.

Short Sales

The Fund may engage in short sale transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed stock, the Fund will (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short or (2) otherwise cover the Fund's short position.

Swap Agreements

The Fund may enter into swap agreements for purposes of attempting to gain exposure to equity or debt securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The Fund will not enter into any swap agreement unless Rafferty or the subadviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into a swap agreement in circumstances where Rafferty or the subadviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. Government Securities

The Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.


Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.


Securities issued by U.S. Government-sponsored entities, such as the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLB") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are not backed by the full faith and credit of the U.S. Government and are not insured or guaranteed by the U.S. Government.


Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Fund's portfolio investments in these securities.

Other Investment Risks and Practices

Borrowing. The Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Fund's net asset value and on the Fund's investments. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, that Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

The Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, each Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

Lending Portfolio Securities. The Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While the Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Fund currently has no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that each Fund will have very high portfolio turnover due to the active management of its portfolio.

The Fund's portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of the Fund's investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, each Fund's portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to Fund shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

                            INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time the Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

The Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

2.   Underwrite securities of any other issuer.

3.   Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except
     (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7, and
     (3) the Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.


8. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


The Fund has adopted the following fundamental investment policy that enables them to invest in another investment company or series thereof:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

The Fund has adopted the following non-fundamental policy, which may be changed by the vote of the Board without shareholder approval:

The Fund shall not hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the Fund to fail to comply with the diversification requirements imposed by section 817(h) of the Internal Revenue Code of 1986, as amended ("Code") and the Treasury regulations issued thereunder on segregated asset accounts used to fund variable annuity contracts and/or variable life insurance policies.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty and/or the Fund's subadviser, as applicable, are responsible for decisions to buy and sell securities for the Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.


In effecting  portfolio  transactions for the Funds (other than the Money Market
Fund), Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty and/or the Fund's subadviser. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund, Rafferty and/or the Fund's subadviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.


Rafferty and/or the Fund's subadviser may use research and services provided to it by brokers in servicing all the Funds of the Trust; however, not all such services may be used by Rafferty and/or the Fund's subadviser in connection with the Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty and/or the Fund's subadviser, this information and these services are of indeterminable value and would not reduce Rafferty's investment advisory fee to be paid by the Fund or the subadvisory fees to be paid by Rafferty.

Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

                            MANAGEMENT OF THE TRUST

Trustees and Officers

The business affairs of the Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all of the Fund's powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.


The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual's business address is 500 Fifth Avenue, Suite 415, New York, New York, 10110.


Interested Trustees
------------------------ ----------- ------------ ------------------------ ------------- ------------------
                                                                              # of            Other
                                        Term of                            Portfolios in   Trusteeships/
                         Position(s)  Office and                            Fund Complex   Directorships
                          Held with   Length of   Principal Occupation(s)   Overseen by        Held
Name, Address and Age       Fund     Time Served  During Past Five Years     Trustee**      by Trustee
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Lawrence C. Rafferty*    Chairman of Lifetime of  Chairman and Chief             12              None
Age: 61                  the Board   Trust until  Executive Officer of
                         of Trustees removal or   Rafferty, 1997-present;
                                     resignation; Chief Executive Officer
                                     Since 1997   of Rafferty Companies,
                                                  LLC, 1996-present; Chief
                                                  Executive Officer of
                                                  Rafferty Capital
                                                  Markets, Inc.,
                                                  1995-present.
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Jay F. Higgins*          Trustee     Lifetime of  Chairman, Bengal               12      Dwango North
Age: 58                              Trust until  Partners, 1998-present                 America Corp.
                                     removal or   (NASD Broker-Dealer).                  (radio, telephone
                                     resignation;                                        communications)
                                     Since 1997
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Non-Interested Trustees
------------------------ ----------- ------------ ------------------------ ------------- ------------------
                                                                              # of            Other
                                        Term of                            Portfolios in   Trusteeships/
                         Position(s)  Office and                            Fund Complex   Directorships
                          Held with   Length of    Principal Occupation(s)  Overseen by        Held
Name, Address and Age       Fund     Time Served   During Past Five Years    Trustee**      by Trustee
------------------------ ----------- ------------ ------------------------ ------------- ------------------

Daniel J. Byrne          Trustee     Lifetime of  President and Chief            12              None
Age: 59                              Trust until  Executive Officer of
                                     removal or   Byrne Securities Inc.,
                                     resignation; 1992-present; Trustee,
                                     Since 1997   The Opening Word
                                                  Program, Wyandanch, New
                                                  York.
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Kevin G. Boyle           Trustee     Lifetime of  President, Kevin G.            12              None
Age: 54                              Trust until  Boyle Securities, Inc.,
                                     removal or   1981-present.
                                     resignation;
                                     Since 2002
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Richard G. Jackson       Trustee     Lifetime of  Private Investor.              12              None
Age: 54                              Trust until
                                     removal or
                                     resignation;
                                     Since 2003
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Gerald E. Shanley III    Trustee     Lifetime of  Business Consultant,           12              None
Age: 60                              Trust until  1985-present; Trustee of
                                     removal or   Estate of Charles S.
                                     resignation; Payson, 1987-present.
                                     Since 1997
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Officers
------------------------ ----------- ------------ ------------------------ ------------- ------------------
                                                                              # of            Other
                                        Term of                            Portfolios in   Trusteeships/
                         Position(s)  Office and                            Fund Complex   Directorships
                          Held with   Length of    Principal Occupation(s)  Overseen by        Held
Name, Address and Age       Fund     Time Served   During Past Five Years    Trustee**      by Trustee
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Daniel D. O'Neill        Chief       One Year;    Managing Director of         N/A           None
Age: 35                  Executive   Since 2003   Rafferty, 1999-present;
                         Officer;                 Portfolio Manager,
                                                  Hermitage Capital
                                                  Management, 1998-1999;
                                                  Associate, Akin, Gump,
                                                  Strauss, Hauer & Feld,
                                                  LLP, 1995-1998 (law
                                                  firm).

                         President   One Year;
                                     Since 1999
------------------------ ----------- ------------  ----------------------- ------------- ------------------
Timothy P. Hagan         Vice        One Year;    Vice President of            N/A           None
100 S. Royal Street      President;  Since 2001   Rafferty, 1997-present.
Alexandria, VA 22314
Age: 60
                         Chief       One Year;
                         Financial   From 1997-
                         Officer     2001
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Philip A. Harding        Senior Vice One Year;    Vice President of            N/A           None
Age: 59                  President   Since 1997   Rafferty, 1997-present.
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Mark D. Edwards          Vice        One Year;    Vice President of            N/A           None
100 S. Royal Street      President;  Since 2002   Rafferty, 1997 to
Alexandria, VA 22314                              present.
Age: 45
                         Chief       One Year;
                         Financial   2001-2002;
                         Officer
                         Vice        One Year;
                         President   1997-2001
------------------------ ----------- ------------ ------------------------ ------------- ------------------

Jesse J. Noel            Chief       One Year;    Assistant Vice President     N/A           None
100 S. Royal Street      Financial   Since 2002   of Rafferty,
Alexandria, VA 22314     Officer                  2002-present; Mutual
Age: 33                                           Fund Accountant, U.S.
                                                  Bancorp Fund Services,
                                                  LLC, 1997-1999.
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Robert J. Zutz           Secretary   One Year;    Partner, Kirkpatrick &       N/A           None
1800 Massachusetts Ave.              Since 1997   Lockhart LLP (law firm).
Washington, DC 20036
Age: 50
------------------------ ----------- ------------ ------------------------ ------------- ------------------
Eric W. Falkeis          Assistant   One Year;    Vice President, U.S.         N/A           None
615 East Michigan Street Secretary   Since 1997   Bancorp Fund Services
Milwaukee, WI 53202                               LLC, 1997-present.
Age: 30
------------------------ ----------- ------------ ------------------------ ------------- ------------------

* Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.
** The Potomac Funds currently offer for sale to the public 12 portfolios of the 20 currently registered with the SEC. In addition, the Potomac Insurance Trust currently consists of 18 separate portfolios, none of which are offered for sale to the public.



The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met once during the Funds' most recent fiscal year.

The Trust also has a nominating committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The nominating committee also evaluates and nominates Board member candidates. The Nominating Committee did not meet during the Trust's most recent fiscal year.

The Trustees do not own any shares of the Fund, as the Fund had not commenced operations as of the date of this SAI. The following table shows the amount of equity securities in the portfolios of the Potomac complex owned by the Trustees as of the calendar year ended December 31, 2002:


------------------------- ------------------------------ --------------------------------
Dollar Range of Equity       Interested Trustees:            Disinterested Trustees:
   Securities Owned:
------------------------- ------------- ------- -------- --------- ---------- -----------
                          Lawrence C.   Jay F.  Kevin G. Daniel J. Richard G. Gerald E.
                          Rafferty      Higgins Boyle    Byrne     Jackson*   Shanley III
------------------------- ------------- ------- -------- --------- ---------- -----------
Portfolio Strategies Fund  $ 0            $ 0    $ 0      $ 0       $ 0        $ 0
------------------------- ------------- ------- -------- --------- ---------- -----------
Aggregate Dollar Range    Over $100,000  $ 0     $ 0      $50,000-  $ 0        $ 0
of Equity Securities in                                   $100,000
the Potomac Funds **
------------------------- -------------- ------- -------- -------- ---------- -----------

* Mr. Jackson was newly elected to the Board of Trustees on November 11, 2003. For the calendar year ended December 31, 2002, Mr. Jackson served on the Board of Trustees until his resignation effective December 10, 2002.
** Please note that there are numerous other portfolios within the Trust discussed in a separate Statements of Additional Information that account for the aggregate dollar amount shown above.


The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


No officer, director or employee of Rafferty receives any compensation from the Fund for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended August 31, 2003.


------------------------ ----------------- ------------------------ ---------------- -----------------
                                                                                         Aggregate
                             Aggregate       Pension or Retirement  Estimated Annual Compensation From
                         Compensation From Benefits Accrued As Part   Benefits Upon  the Trust Paid to
Name of Person, Position     the Trust      of the Trust's Expenses    Retirement      the Trustees
------------------------ ----------------- ------------------------ ---------------- -----------------
Interested Trustees

Lawrence C. Rafferty            $0                    $0                   $0               $0

Jay F. Higgins                  $0                    $0                   $0               $0

Disinterested Trustees

Kevin G. Boyle                $7,500                  $0                   $0             $7,500

Daniel J. Byrne               $9,500                  $0                   $0             $9,500

Richard G. Jackson*             $0                    $0                   $0               $0

Gerald E. Shanley III         $9,500                  $0                   $0             $9,500
------------------------ ----------------- ------------------------ ---------------- -----------------

* Mr. Jackson was newly elected to the Board of Trustees onf November 11, 2003.



Principal Shareholders, Control Persons, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of December 1, 2003, there were no shareholders in the Fund.


Investment Adviser and Subadviser

Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York, 10110, provides investment advice to the Fund. Rafferty was organized as a New York limited liability corporation in June 1997.

Under an Investment Advisory Agreement between the Trust, on behalf of the Funds, and Rafferty ("Advisory Agreement"), Rafferty provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, the Fund pays Rafferty at an annual rate of 1.00% based on its average daily net assets.


Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses (excluding dividends on short positions and interest expenses relating to swap contracts) to the extent that Fund expenses exceed 2.00% of average daily net assets for the period ending August 31, 2004. If overall expenses fall below these percentage limitations, then the Funds may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.


The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Fund, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or Rafferty.

Under a Subadvisory Agreement, between Rafferty and Portfolio Strategies, Inc. ("PSI"), PSI, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Fund for a fee payable by Rafferty. Specifically, Rafferty and PSI jointly will manage the Fund's assets. An investment team from Rafferty and PSI jointly will manage and be responsible for the Fund's assets. Under the subadviser arrangement, PSI will direct, through Rafferty, the allocation of Fund assets among specific asset categories. Then, Rafferty will implement PSI's allocation decisions for the Fund by selecting the particular securities that will comprise the asset categories in which the Fund will invest and place all brokerage orders for the purchase and sale of those securities.

The Subadvisory Agreement was approved by the Board of the Trust (including all of the Trustees who are not "interested persons" of the Rafferty or PSI, as defined under the 1940 Act) and the shareholders of the Fund, in compliance with the 1940 Act. The Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty, PSI or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than 60 days' written notice by Rafferty or 90 days' written notice by PSI. Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of PSI upon termination of the Subadvisory Agreement.

In approving the Advisory and Subadvisory Agreements (the "Agreements"), the Trustees considered, among other factors: (1) the respective roles of Rafferty and PSI in servicing the Fund, (2) the experience of Rafferty and PSI in providing the proposed services to the Fund; (3) the background and experience of specific individuals at Rafferty and PSI who will be servicing the Fund; (4) the compliance capabilities of Rafferty and PSI; (5) the extent to which Rafferty will supervise PSI; (6) the proposed management and subadvisory fees to be received by Rafferty and PSI, respectively; and (7) the time and resources available at Rafferty and PSI to service the Fund.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

PSI shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by it agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.


Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty, PSI and the distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by the Fund, subject to certain restrictions.


Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures ("Proxy Policies") wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Funds' investments.

Proxy Voting Guidelines. In the absence of special circumstances, Rafferty will vote proxies in accordance with the proxy voting guidelines ("Proxy Guidelines") adopted as part of the Trust's Proxy Policies. Generally, the Guidelines call for Rafferty to vote proxies so as to promote the long-term economic value of the underlying security. The Guidelines distinguish between Routine and Non-Routine proposals.

In general, routine proposal are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders. Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security. Examples of non-routine proposals would include, among other things, decisions as to mergers and acquisitions affecting the company, corporate restructuring, poison pill provisions, and changes in capitalization. These proposals require special consideration by Rafferty, and these decisions are made on a case-by-case basis.

Conflicts of Interest. The Guidelines also address procedures to be used by Rafferty when there is a conflict of interest between the interests of Rafferty (or its affiliates) and the interests of the Funds. Each proxy is reviewed by Rafferty to assess the extent to which there may be a material conflict of interest between Rafferty or its affiliates. With respect to conflicts of interest regarding the Funds, Rafferty will notify the Board as to the nature of the conflict to assist in its resolution.

More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Proxy Policies are also available by calling 1-800-851-0511 and will be sent within three business days of receipt of a request.


Fund Administrator, Fund Accountant and Custodian


U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, the (Administrator") provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Funds, which include holding and administering the assets in the Funds' portfolios.

Pursuant to an Administration Servicing Agreement ("Service Agreement") between the Trust and the "Administrator", the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the Trust's total average daily net assets of .09% on assets between $250 million and $1 billion, and .08% on the remaining balance with a base fee of $190,000 for the first $250 million. The Administrator also is entitled to certain out-of-pocket expenses.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for these services, the Trust pays the Fund Accountant a fee based on the Trust's total average daily net assets of .09% on assets between $250 million and $500 million, .05% on the next $500 million, and .025% of the remaining balance with a base fee of $255,000 for the first $250 million. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.


Distributor


Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. Mr. Rafferty is an affiliated person of the Distributor.


Distribution Plan


Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Plan of Distribution ("Plan") for the Investor Class Shares of the Fund pursuant to which the Fund may pay certain expenses incurred in the distribution of shares and the servicing and maintenance of existing shareholder accounts. Pursuant to the Plan, the Fund may pay up to 0.25% of its average daily net assets.

The Plan was approved by the Trustees and the Non-Interested Trustees of the Fund. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.



Independent Auditors

Ernst & Young, LLP, 875 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202, are the independent auditors for the Trust.


                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund is determined daily, Monday through Friday, as of fifteen minutes after the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:15 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


A security listed or traded on an exchange, domestic or foreign, or the Nasdaq Stock Market ("Nasdaq"), is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded in the Nasdaq Stock Market for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. When market quotations for options and futures positions held by the Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.


For purposes of determining net asset value per share of the Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

OTC securities held by the Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-dividend date.

Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Fund are valued at fair value.

                            PURCHASES AND REDEMPTIONS

Retirement Plans

Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish an individual retirement account ("IRA"). An individual may make limited contributions to an IRA of up to $3,000 per year (or $6,000, if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Fund. The Internal Revenue Code of 1986, as amended ("Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA"; although contributions to these new types of IRAs are nondeductible, withdrawals from them will not be taxable under certain circumstances. An IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans.

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

Redemption in Kind

The Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.


Anti-Money Laundering.

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Funds' Customer Identification Program, the Funds' Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.


Redemptions by Telephone

Shareholders may redeem shares of the Fund by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

Receiving Payment

Payment of redemption proceeds will be made within seven days following the Fund's receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

A redemption request will be considered to be received in "good order" if:

o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;
o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;
o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and
o the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets or disposal of the Fund's securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of Fund shareholders.

                               EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or
(2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectuses and below. Telephone requests for an exchange received by a Fund before the close of regular trading on the NYSE will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon 60 days' notice.

                             PERFORMANCE INFORMATION


Performance information in the Funds' Prospectus is calculated in accordance with the methods discussed below. The investment return and principal value for each Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs.

Average Total Returns (before Taxes)

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Such average annual total return quotes for the Fund are calculated according to the following formula:

                                         n
                                   P(1+T) =ERV
     Where:
               "P" = represents a hypothetical initial investment of $1,000; "T" = represents average annual total return;
               "n"  = number of years (either 1, 5 or 10)
               "ERV"= ending redeemable value of a hypothetical  $1,000 payment made at the beginning of the 1, 5 or 10 year periods, as applicable, at the end of that period


Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods or a shorter period dating from the commencement of the Fund's operations. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

From time to time, the Fund also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return. For example, in comparing the total return of the Fund with data published by Lipper or with market indices, the Fund calculates its aggregate total return for the specified periods of time by assuming an investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

Average Annual Total Return (after Taxes on Distributions)

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:
                                      n
                              P(1 + T) = ATV
                                            D
     Where:
              "P"      = represents a hypothetical initial investment of $1,000;
              "T"      = represents average annual total return;
              "n"      = represents the number of years; and
              "ATV(D)" = represents the ending value of the hypothetical initial investment after taxes on
                         distributions, not after
                         taxes on redemption.
                         Dividends and other
                         distributions are assumed to
                         be reinvested in shares at
                         the prices in effect on the
                         reinvestment dates. ATV(D)
                         will be adjusted to reflect
                         the effect of any absorption
                         of Fund expenses by the
                         Investment Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemption)

The Fund's quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

                                     n
                              P (1+ T) = ATV
                                            DR
     Where:
             "P"       = represents a hypothetical initial investment of $1,000;
             "T"       = represents average annual total return;
             "n"       = represents the number of years; and
             "ATV(DR)" = represents the ending  redeemable value of the hypothetical initial investment after
                         taxes on distributions and
                         redemption. Dividends and
                         other distributions are
                         assumed to be reinvested in
                         shares at the prices in
                         effect on the reinvestment
                         dates. ATV(DR) will be
                         adjusted to reflect the
                         effect of any absorption of
                         Fund expenses by the
                         Investment Adviser.

Prior to the date of this SAI, the Fund has not been offered to the public and does not have current shareholders.

                        SHAREHOLDER AND OTHER INFORMATION

Shareholder Information

A share of the Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a
Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.


                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Dividends from net investment income and any distributions of realized net capital gains are as described in the Prospectus under "Distributions and Taxes." All distributions from the Fund normally are automatically reinvested without charge in additional shares of that Fund.

Taxes


Regulated Investment Company Status. The Fund is treated as a separate corporation for Federal income tax purposes and will seek to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. Because of the investment strategies of the Fund, there can be no assurance that the Fund will qualify as a RIC. If the Fund so qualifies and satisfies the distribution requirement under the Code (described in the following paragraph) for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year. If the Fund fails to qualify for treatment as a RIC for any taxable year, (a) its taxable income, including net capital gain, will be taxed at corporate income tax rates (up to 35%) and it will not receive a deduction for distributions to its shareholders, (b) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits and (c) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (described below), with the result that the Contracts supported by that account would no longer be eligible for tax deferral.


To qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although each Fund intends to satisfy the foregoing requirements, there is no assurance that each Fund will be able to do so. The investment by the Fund primarily in options and futures positions entails some risk that such the Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by the Fund, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of the Fund.

Additional Diversification Requirement. The Fund intends to comply with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement, which is in addition to the Diversification Requirements imposed on the Fund, place certain limitations on the assets of each Separate Account -- and, because section 817(h) and those regulations treat the assets of each Fund as assets of the related Separate Account, of the Fund -- that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the Diversification Requirements are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of the Fund to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

Income from Foreign Securities. Dividends and interest received by the Fund, and gains realized by the Fund, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, will increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Code section 1092 (dealing with straddles) also may affect the taxation of derivatives in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by the Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If the Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and the Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by the Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If the Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If the Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract entered into by the Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by the Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).




                                THE POTOMAC FUNDS

                            PART C OTHER INFORMATION


Item 23. Exhibits
         --------

     (a)  Declaration of Trust*

     (b)  By-Laws*

     (c)  Voting trust agreement - None

     (d)  (i) (A) Form of Investment Advisory Agreement**

          (i) (B) Amendment to Schedule A to Investment Advisory Agreement^^^

          (ii)(A) Investment Subadvisory Agreement between Gustafson Baxter Financial Services, Inc. and Rafferty Asset Management, LLC^^

          (ii)(B) Form of Investment Subadvisory Agreement between Portfolio Strategies, Inc. and Rafferty Asset Management, LLC - to be filed

          (ii)(C) Investment Subadvisory Agreement between Horizon Investments LLC and Rafferty Asset Management, LLC^^^

          (ii)(D)  Investment   Subadvisory   Agreement  between  Flexible  Plan
               Investments, Ltd. and Rafferty Asset Management, LLC - to be filed

          (iii)(A) Form of Fund Administration Servicing Agreement**

          (iii)(B) Addendum to Fund Administration Servicing Agreement^^

     (e)(i) Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc.***

          (ii) Form of Dealer Agreement+++

     (f)  Bonus, profit sharing contracts - None

     (g)(i) Form of Custodian Agreement**

          (ii) Addendum to Custodian Agreement^^

     (h)(i)(A) Form of Transfer Agent Agreement**

          (i)(B) Addendum to Transfer Agent Agreement^^

          (ii)(A) Form of Fund Accounting Servicing Agreement**

          (ii)(B) Addendum to Fund Accounting Servicing Agreement^^

          (iii) Form of Fulfillment Servicing Agreement**

     (i)  Opinion and consent of counsel - filed herewith

     (j)(i) Consent of Independent Auditors - filed herewith

          (ii) Power of attorney for Kevin G. Boyle^^

          (iii) Power of attorney for Richard Jackson - filed herewith

     (k)  Financial statements omitted from prospectus - None

     (l)  Letter of investment intent**

     (m)(i) Investor Class Plan pursuant to Rule 12b-1+++

          (ii) Amended  Schedule  A to  Investor  Class  Plan  pursuant  to Rule
               12b-1^^

          (iii) Advisor Class Plan pursuant to Rule 12b-1+++

          (iv) Amended Schedule A to Adviser Class Plan pursuant to Rule 12b-1^^

          (v)  Broker Class Plan pursuant to Rule 12b-1+++

          (vi) Amended  Schedule  A to  Investor  Class  Plan  pursuant  to Rule
               12b-1^^

     (n)  Plan pursuant to Rule 18f-3^^^

     (o)  Reserved

     (p)(i) Code of Ethics of the Potomac Funds, Potomac Insurance Trust and Rafferty Asset Management, LLC^

          (ii) Code of Ethics of Gustafson Baxter Financial Services, Inc.^^

          (iii)Code of Ethics of Portfolio Strategies, Inc. - to be filed

          (iv) Code of Ethics of Horizon Investments LLC^^^

          (v)  Code of Ethics of Flexible Plan Investments, Ltd - to be filed

          (vi) Code of Ethics for Rafferty Capital Markets, LLC - filed herewith

_______

* Incorporated herein by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

** Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

*** Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

++ Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.

+ + + Incorporated herein by reference from the Post-effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 15, 1999 via EDGAR, Accession No. 0000898432-99-001069.

^ Incorporated herein by reference from the Post-effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2000 via EDGAR, Accession No. 0000898432-00-000874.

^^ Incorporated herein by reference from the Post-effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2002 via EDGAR, Accession No. 0000950134-02-016216.

^^^ Incorporated herein by reference from the Post-effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 2003 via EDGAR, Accession No. 0000898432-03-000812.

Item 24. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------
     None.


Item 25. Indemnification
         ---------------

     Article XI, Section 2 of the Trust's Declaration of Trust provides that:

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

          (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

          (i) such Covered Person shall have provided appropriate security for such undertaking,

          (ii) the Trust is insured against losses arising out of any such advance payments, or

          (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

     According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

     Rafferty Asset Management, LLC (the "Adviser"), 500 Fifth Avenue, Suite 415, New York 10110, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679).

     Gustafson Baxter Financial Services, Inc. ("GBFS"), 3934 North Hampton Drive, Powell, Ohio 43065, offers investment advisory services. Information as to the officers and directors of GBFS is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-44147).

     Portfolio Strategies, Inc. ("PSI"), 1102 Broadway, #302, Tacoma, Washington 98402, offers investment advisory services. Information as to the officers and directors of PSI is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-18475).

     Horizon Investments, LLC ("Horizon"), 1233 Washington Street, Suite 801, Columbia, South Carolina, 29201, offers investment advisory services. Information as to the officers and directors of Horizon is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-57316).

     Flexible Plan Investments,  Ltd.  ("Flexible  Plan"),  3883 Telegraph Road,
Suite 100, Bloomfield Hills, Michigan, 48302, offers investment advisory services. Information as to the officers and directors of Flexible Plan is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-21073).

Item 27. Principal Underwriter
         ---------------------

     (a) Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as principal underwriter for the Potomac Funds, Badgley Funds, Berkshire Funds, Bremer Funds, Marketocracy Funds, Kirr Marbach Funds, Leuthold Funds, Texas Capital Value Funds.

     (b) The director and officers of Rafferty Capital Markets, LLC are:

                        Positions and Offices with     Position and Offices
         Name           Underwriter                    with Registrant
-------------------     --------------------------     -------------------------

Thomas A. Mulrooney     President                      Chief Operating Officer


Lawrence C. Rafferty    Director                       Chief Executive Officer,
                                                       Chairman of the
                                                       Board of Trustees

Stephen P. Sprague      CFO                            Treasurer and Secretary


The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.


Item 28. Location of Accounts and Records
         --------------------------------

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds' investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.

Item 29. Management Services
         -------------------

         Not applicable.


Item 30. Undertakings
         ------------

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on December 31, 2003. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                       POTOMAC FUNDS

                                       By:  /s/ Daniel D. O'Neill
                                            ---------------------
                                            Daniel D. O'Neill
                                            Chief Executive Officer

Attest:

/s/ Jesse J. Noel
-----------------
Jesse J. Noel
Chief Financial Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 19 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature              Title                   Date
---------              -----                   ----

Lawrence C. Rafferty*  Trustee                 December 31, 2003
---------------------
Lawrence C. Rafferty

Jay F. Higgins*        Trustee                 December 31, 2003
---------------
Jay F. Higgins

Daniel J. Byrne*       Trustee                 December 31, 2003
----------------
Daniel J. Byrne

Kevin G. Boyle*        Trustee                 December 31, 2003
---------------
Kevin G. Boyle

Richard Jackson*       Trustee                 December 31, 2003
----------------
Richard Jackson

Gerald E. Shanley III* Trustee                 December 31, 2003
----------------------
Gerald E. Shanley III

/s/ Jesse J. Noel      Chief Financial Officer December 31, 2003
-----------------
Jesse J. Noel

*By: Daniel D. O'Neill
     ------------------
     Daniel D. O'Neill, Chief Executive Officer
       and Attorney-In Fact

                                INDEX TO EXHIBITS
Exhibit
Number            Description                                               Page
------            -----------                                               ----

(a)  Declaration of Trust*

(b)  By-Laws*

(c)  Voting trust agreement - None

(d)  (i)(A) Form of Investment Advisory Agreement**

     (i)(B) Amendment to Schedule A to Investment Advisory Agreement^^^

     (ii)(A) Investment Subadvisory Agreement between Gustafson Baxter Financial Services, Inc. and Rafferty Asset Management, LLC^^

     (ii)(B)  Form  of  Investment   Subadvisory   Agreement  between  Portfolio
          Strategies, Inc.and Rafferty Asset Management, LLC - to be filed

     (ii)(C) Investment Subadvisory Agreement between Horizon Investments LLC and Rafferty Asset Management, LLC^^^

     (ii)(D) Investment Subadvisory Agreement between Flexible Plan Investments, Ltd and Rafferty Asset Management, LLC - to be filed

     (iii)(A) Form of Fund Administration Servicing Agreement**

     (iii)(B) Addendum to Fund Administration Servicing Agreement^^

(e) (i) Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc.***

     (ii) Form of Dealer Agreement+++

(f)  Bonus, profit sharing contracts - None

(g)  (i) Form of Custodian Agreement**

     (ii) Addendum to Custodian Agreement^^

(h)  (i)(A) Form of Transfer Agent Agreement**

     (i)(B) Addendum to Transfer Agent Agreement^^

     (ii)(A) Form of Fund Accounting Servicing Agreement**

     (ii)(B) Addendum to Fund Accounting Servicing Agreement^^

     (iii) Form of Fulfillment Servicing Agreement**

(i)  Opinion and consent of counsel - filed herewith

(j)  (i) Consent of Independent Auditors - filed herewith

     (ii) Power of attorney for Kevin G. Boyle^^

     (iii) Power of attorney for Richard Jackson - filed herewith

(k)  Financial statements omitted from prospectus - None

(l)  Letter of investment intent**

(m)  (i) Investor Class Plan pursuant to Rule 12b-1+++

     (ii) Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1^^

     (iii) Advisor Class Plan pursuant to Rule 12b-1+++

     (iv) Amended Schedule A to Adviser Class Plan pursuant to Rule 12b-1^^

     (v)  Broker Class Plan pursuant to Rule 12b-1+++

     (vi) Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1^^

(n)  Plan pursuant to Rule 18f-3^^^

(o)  Reserved

(p) (i) Code of Ethics of the Potomac Funds, Potomac Insurance Trust and Rafferty Asset Management, LLC^

     (ii) Code of Ethics of Gustafson Baxter Financial Services, Inc.^^

     (iii) Code of Ethics of Portfolio Strategies, Inc. - to be filed

     (iv) Code of Ethics of Horizon Investments LLC^^^

     (v)  Code of Ethics of Flexible Plan Investments, Ltd. - to be filed

     (vi) Code of Ethics for Rafferty Capital Markets, LLC - filed herewith

_______

* Incorporated herein by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

** Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

*** Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

++ Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.

+++ Incorporated herein by reference from the Post-effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 15, 1999 via EDGAR, Accession No. 0000898432-99-001069.

^ Incorporated herein by reference from the Post-effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2000 via EDGAR, Accession No. 0000898432-00-000874.

^^ Incorporated herein by reference from the Post-effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2002 via EDGAR, Accession No. 0000950134-02-016216.

^^^ Incorporated herein by reference from the Post-effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 2003 via EDGAR, Accession No. 0000898432-03-000812.